UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 10 of its series:

Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Classic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: January 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report
January 31, 2021
Wells Fargo Classic Value Fund

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The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Classic Value Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Classic Value Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Classic Value Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Classic Value Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Miguel E. Giaconi, CFA®‡
Jean-Baptiste Nadal, CFA®‡
Average annual total returns (%) as of January 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EIVAX)	8-1-2006	-3.83	9.04	8.80	2.03	10.34	9.45	1.19	1.11
Class C (EIVCX)	8-1-2006	0.49	9.55	8.64	1.49	9.55	8.64	1.94	1.86
Class R (EIVTX)[3]	3-1-2013	–	–	–	2.03	10.11	9.21	1.44	1.36
Class R6 (EIVFX)[4]	11-30-2012	–	–	–	2.56	11.00	9.96	0.76	0.65
Administrator Class (EIVDX)	7-30-2010	–	–	–	2.23	10.52	9.64	1.11	0.95
Institutional Class (EIVIX)	8-1-2006	–	–	–	2.42	10.77	9.88	0.86	0.70
Russell 1000® Value Index[5]	–	–	–	–	4.09	10.71	10.15	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Classic Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[6]
NextEra Energy Incorporated	3.88
Mondelez International Incorporated Class A	3.72
JPMorgan Chase & Company	3.63
Honeywell International Incorporated	3.52
Bank of America Corporation	3.38
The Goldman Sachs Group Incorporated	3.33
Northrop Grumman Corporation	3.14
Merck & Company Incorporated	3.08
Kellogg Company	2.96
Intercontinental Exchange Incorporated	2.84
Sector allocation as of January 31, 2021[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.11% for Class A, 1.86% for Class C, 1.36% for Class R, 0.65% for Class R6, 0.95% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
[6]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[7]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Classic Value Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,119.22	$5.82	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55	1.09%
Class C
Actual	$1,000.00	$1,117.38	$9.93	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$9.45	1.86%
Class R
Actual	$1,000.00	$1,121.24	$7.27	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.92	1.36%
Class R6
Actual	$1,000.00	$1,122.09	$3.48	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,121.17	$4.87	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Institutional Class
Actual	$1,000.00	$1,120.91	$3.74	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Classic Value Fund

Portfolio of investments—January 31, 2021

	Shares	Value
Common stocks: 94.00%
Communication services: 9.85%
Diversified telecommunication services: 2.50%
Verizon Communications Incorporated	362,400	$ 19,841,400
Entertainment: 2.47%
The Walt Disney Company	116,800	19,642,256
Interactive media & services: 2.20%
Alphabet Incorporated Class C †	9,500	17,439,530
Media: 2.68%
Comcast Corporation Class A	429,300	21,280,401
Consumer discretionary: 3.31%
Multiline retail: 2.41%
Dollar Tree Incorporated †	188,300	19,142,578
Specialty retail: 0.90%
Advance Auto Parts Incorporated	48,000	7,158,720
Consumer staples: 11.14%
Beverages: 1.82%
The Coca-Cola Company	300,600	14,473,890
Food & staples retailing: 0.43%
The Kroger Company	97,500	3,363,750
Food products: 6.68%
Kellogg Company	398,600	23,493,484
Mondelez International Incorporated Class A	532,700	29,532,888
		53,026,372
Household products: 2.21%
The Procter & Gamble Company	137,000	17,564,770
Energy: 4.49%
Oil, gas & consumable fuels: 4.49%
Chevron Corporation	170,800	14,552,160
ConocoPhillips	289,703	11,596,811
EOG Resources Incorporated	186,200	9,488,752
		35,637,723
Financials: 20.27%
Banks: 9.64%
Bank of America Corporation	905,600	26,851,040
JPMorgan Chase & Company	223,900	28,809,213
Truist Financial Corporation	435,800	20,909,684
		76,569,937
The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  7

Portfolio of investments—January 31, 2021

	Shares	Value
Capital markets: 6.17%
Intercontinental Exchange Incorporated	204,800	$ 22,599,680
The Goldman Sachs Group Incorporated	97,500	26,439,075
		49,038,755
Insurance: 4.46%
American International Group Incorporated	383,300	14,350,752
The Allstate Corporation	196,300	21,039,434
		35,390,186
Health care: 12.78%
Biotechnology: 1.20%
Gilead Sciences Incorporated	145,000	9,512,000
Health care equipment & supplies: 4.62%
Medtronic plc	152,000	16,922,160
Stryker Corporation	89,581	19,798,297
		36,720,457
Health care providers & services: 2.53%
Cigna Corporation	92,500	20,077,125
Pharmaceuticals: 4.43%
Eli Lilly & Company	51,500	10,710,455
Merck & Company Incorporated	318,000	24,508,260
		35,218,715
Industrials: 13.52%
Aerospace & defense: 7.63%
General Dynamics Corporation	120,300	17,645,604
Northrop Grumman Corporation	87,000	24,935,070
The Boeing Company	92,800	18,020,832
		60,601,506
Commercial services & supplies: 2.37%
Waste Management Incorporated	169,000	18,813,080
Industrial conglomerates: 3.52%
Honeywell International Incorporated	143,200	27,976,984
Information technology: 12.92%
Communications equipment: 4.81%
Cisco Systems Incorporated	369,700	16,481,226
Motorola Solutions Incorporated	129,500	21,697,725
		38,178,951
IT services: 3.45%
Fiserv Incorporated †	190,800	19,593,252
Visa Incorporated Class A	40,300	7,787,975
		27,381,227
Semiconductors & semiconductor equipment: 2.15%
NXP Semiconductors NV	106,600	17,106,102
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Classic Value Fund

Portfolio of investments—January 31, 2021

	Shares	Value
Software: 2.51%
Microsoft Corporation	86,100	$ 19,971,756
Utilities: 5.72%
Electric utilities: 3.88%
NextEra Energy Incorporated	380,800	30,795,296
Multi-utilities: 1.84%
WEC Energy Group Incorporated	164,500	14,624,050
Total Common stocks (Cost $566,142,236)		746,547,517

		Yield
Short-term investments: 1.49%
Investment companies: 1.49%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	11,820,114	11,820,114
Total Short-term investments (Cost $11,820,114)				11,820,114
Total investments in securities (Cost $577,962,350)	95.49%			758,367,631
Other assets and liabilities, net	4.51			35,795,297
Total net assets	100.00%			$794,162,928

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC*	$ 0	$29,888,005	$(29,888,005)	$0	$0	$ 0		0	$ 1,815#
Wells Fargo Government Money Market Fund Select Class	19,155,681	67,809,666	(75,145,233)	0	0	11,820,114		11,820,114	3,502
				$0	$0	$11,820,114	1.49%		$5,317

*	No longer held at the end of period.
#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  9

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $566,142,236)	$ 746,547,517
Investments in affiliated securites, at value (cost $11,820,114)	11,820,114
Receivable for investments sold	36,097,998
Receivable for dividends	830,657
Receivable for Fund shares sold	19,758
Prepaid expenses and other assets	2,690
Total assets	795,318,734
Liabilities
Management fee payable	390,599
Payable for Fund shares redeemed	343,546
Shareholder servicing fees payable	151,016
Administration fees payable	108,246
Trustees’ fees and expenses payable	2,218
Distribution fees payable	1,692
Accrued expenses and other liabilities	158,489
Total liabilities	1,155,806
Total net assets	$794,162,928
Net assets consist of
Paid-in capital	$ 568,040,945
Total distributable earnings	226,121,983
Total net assets	$794,162,928
Computation of net asset value and offering price per share
Net assets – Class A	$ 256,889,607
Shares outstanding – Class A1	20,448,447
Net asset value per share – Class A	$12.56
Maximum offering price per share – Class A2	$13.33
Net assets – Class C	$ 2,409,624
Shares outstanding – Class C1	196,160
Net asset value per share – Class C	$12.28
Net assets – Class R	$ 90,885
Shares outstanding – Class R1	7,161
Net asset value per share – Class R	$12.69
Net assets – Class R6	$ 13,432,447
Shares outstanding – Class R6[1]	1,089,439
Net asset value per share – Class R6	$12.33
Net assets – Administrator Class	$ 433,338,819
Shares outstanding – Administrator Class[1]	32,651,629
Net asset value per share – Administrator Class	$13.27
Net assets – Institutional Class	$ 88,001,546
Shares outstanding – Institutional Class[1]	6,963,670
Net asset value per share – Institutional Class	$12.64
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Classic Value Fund

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $16,026)	$ 7,817,436
Income from affiliated securities	9,582
Total investment income	7,827,018
Expenses
Management fee	2,688,084
Administration fees
Class A	266,561
Class C	3,679
Class R	87
Class R6	1,930
Administrator Class	274,634
Institutional Class	55,356
Shareholder servicing fees
Class A	304,971
Class C	4,379
Class R	103
Administrator Class	527,881
Distribution fees
Class C	13,082
Class R	95
Custody and accounting fees	19,768
Professional fees	22,706
Registration fees	49,681
Shareholder report expenses	36,568
Trustees’ fees and expenses	9,708
Other fees and expenses	23,982
Total expenses	4,303,255
Less: Fee waivers and/or expense reimbursements
Fund-level	(294,144)
Class A	(33,832)
Class C	(274)
Class R6	(1,930)
Administrator Class	(257,796)
Institutional Class	(34,643)
Net expenses	3,680,636
Net investment income	4,146,382
Payment from affiliate	91,336
Realized and unrealized gains (losses) on investments
Net realized gains on investments	56,414,693
Net change in unrealized gains (losses) on investments	27,649,934
Net realized and unrealized gains (losses) on investments	84,064,627
Net increase in net assets resulting from operations	88,302,345
The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  11

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment income		$ 4,146,382		$ 10,772,949
Payment from affiliate		91,336		0
Net realized gains (losses) on investments		56,414,693		(3,781,048)
Net change in unrealized gains (losses) on investments		27,649,934		(43,117,237)
Net increase (decrease) in net assets resulting from operations		88,302,345		(36,125,336)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,978,223)		(28,687,356)
Class C		0		(597,397)
Class R		(777)		(9,076)
Class R6		(209,259)		(458,181)
Administrator Class		(5,693,424)		(45,185,976)
Institutional Class		(1,346,136)		(10,686,553)
Total distributions to shareholders		(10,227,819)		(85,624,539)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	271,257	3,280,747	374,915	4,569,597
Class C	13,217	162,725	58,656	692,729
Class R	565	7,203	705	8,409
Class R6	123,143	1,445,198	774,821	8,508,694
Administrator Class	75,466	1,003,074	365,622	4,856,780
Institutional Class	352,790	4,270,429	1,902,355	21,368,302
		10,169,376		40,004,511
Reinvestment of distributions
Class A	224,806	2,850,540	2,187,382	27,522,364
Class C	0	0	46,079	559,402
Class R	49	634	588	7,444
Class R6	9,762	121,435	36,211	448,674
Administrator Class	399,009	5,342,733	3,206,695	42,691,455
Institutional Class	105,063	1,339,551	812,821	10,324,119
		9,654,893		81,553,458
Payment for shares redeemed
Class A	(1,725,772)	(20,894,383)	(3,055,060)	(36,802,224)
Class C	(217,493)	(2,537,916)	(282,178)	(3,247,977)
Class R	(72)	(896)	(1,307)	(13,014)
Class R6	(78,792)	(958,490)	(103,056)	(1,219,499)
Administrator Class	(1,390,155)	(17,901,448)	(3,608,759)	(45,625,921)
Institutional Class	(887,351)	(10,559,713)	(3,405,957)	(37,492,113)
		(52,852,846)		(124,400,748)
Net decrease in net assets resulting from capital share transactions		(33,028,577)		(2,842,779)
Total increase (decrease) in net assets		45,045,949		(124,592,654)
Net assets
Beginning of period		749,116,979		873,709,633
End of period		$794,162,928		$ 749,116,979
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Classic Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.35	$13.13	$13.05	$12.61	$12.01	$13.73
Net investment income	0.06	0.14	0.10	0.11	0.12 [1]	0.13
Payment from affiliate	0.00 [2]	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.29	(0.58)	0.94	1.39	1.43	(0.42)
Total from investment operations	1.35	(0.44)	1.04	1.50	1.55	(0.29)
Distributions to shareholders from
Net investment income	(0.14)	(0.10)	(0.12)	(0.06)	(0.14)	(0.11)
Net realized gains	0.00	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)
Total distributions to shareholders	(0.14)	(1.34)	(0.96)	(1.06)	(0.95)	(1.43)
Net asset value, end of period	$12.56	$11.35	$13.13	$13.05	$12.61	$12.01
Total return[3]	11.92% [4]	(4.25)%	9.03%	12.43%	13.50%	(1.73)%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.18%	1.18%	1.17%	1.17%
Net expenses	1.09%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.92%	1.20%	0.81%	0.83%	0.95%	1.12%
Supplemental data
Portfolio turnover rate	12%	34%	27%	21%	27%	34%
Net assets, end of period (000s omitted)	$256,890	$245,977	$291,111	$289,683	$293,599	$318,543

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the six months ended January 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.99	$12.75	$12.69	$12.31	$11.74	$13.45
Net investment income	0.01	0.05 [1]	0.00 [1,2]	0.01 [1]	0.02 [1]	0.03
Payment from affiliate	0.05	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.23	(0.57)	0.92	1.37	1.40	(0.41)
Total from investment operations	1.29	(0.52)	0.92	1.38	1.42	(0.38)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	(0.04)	(0.01)
Net realized gains	0.00	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)
Total distributions to shareholders	0.00	(1.24)	(0.86)	(1.00)	(0.85)	(1.33)
Net asset value, end of period	$12.28	$10.99	$12.75	$12.69	$12.31	$11.74
Total return[3]	11.74% [4]	(4.990)%	8.16%	11.65%	12.58%	(2.47)%
Ratios to average net assets (annualized)
Gross expenses	1.94%	1.94%	1.94%	1.93%	1.93%	1.93%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%
Net investment income	0.17%	0.44%	0.03%	0.08%	0.20%	0.37%
Supplemental data
Portfolio turnover rate	12%	34%	27%	21%	27%	34%
Net assets, end of period (000s omitted)	$2,410	$4,401	$7,370	$19,874	$21,727	$28,756

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the six months ended January 31, 2021, the Fund received a payment from an affiliate that had an impact of 0.41% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Classic Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.42	$13.22	$13.15	$12.70	$12.09	$13.81
Net investment income	0.04	0.11	0.06	0.05	0.08 [1]	0.10
Payment from affiliate	0.03	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.32	(0.59)	0.95	1.44	1.45	(0.43)
Total from investment operations	1.39	(0.48)	1.01	1.49	1.53	(0.33)
Distributions to shareholders from
Net investment income	(0.12)	(0.08)	(0.10)	(0.04)	(0.11)	(0.07)
Net realized gains	0.00	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)
Total distributions to shareholders	(0.12)	(1.32)	(0.94)	(1.04)	(0.92)	(1.39)
Net asset value, end of period	$12.69	$11.42	$13.22	$13.15	$12.70	$12.09
Total return[2]	12.12% [3]	(4.56)%	8.70%	12.21%	13.22%	(1.99)%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.41%	1.43%	1.44%	1.44%	1.44%
Net expenses	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Net investment income	0.64%	0.95%	0.55%	0.56%	0.69%	0.86%
Supplemental data
Portfolio turnover rate	12%	34%	27%	21%	27%	34%
Net assets, end of period (000s omitted)	$91	$76	$88	$74	$48	$43

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the six months ended January 31, 2021, the Fund received a payment from an affiliate that had an impact of 0.23% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.16	$12.93	$12.92	$12.49	$11.90	$13.62
Net investment income	0.08	0.19 [1]	0.16 [1]	0.16	0.17 [1]	0.17
Net realized and unrealized gains (losses) on investments	1.28	(0.57)	1.00	1.39	1.42	(0.40)
Total from investment operations	1.36	(0.38)	1.16	1.55	1.59	(0.23)
Distributions to shareholders from
Net investment income	(0.19)	(0.15)	(0.31)	(0.12)	(0.19)	(0.17)
Net realized gains	0.00	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)
Total distributions to shareholders	(0.19)	(1.39)	(1.15)	(1.12)	(1.00)	(1.49)
Net asset value, end of period	$12.33	$11.16	$12.93	$12.92	$12.49	$11.90
Total return[2]	12.21%	(3.87)%	10.38%	12.96%	14.03%	(1.30)%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.76%	0.75%	0.75%	0.75%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.36%	1.67%	1.27%	1.29%	1.40%	1.47%
Supplemental data
Portfolio turnover rate	12%	34%	27%	21%	27%	34%
Net assets, end of period (000s omitted)	$13,432	$11,552	$4,231	$2,578	$2,397	$2,842

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Classic Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.99	$13.81	$13.68	$13.17	$12.51	$14.25
Net investment income	0.07	0.17	0.12	0.13	0.14 [1]	0.15
Payment from affiliate	0.00 [2]	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	1.38	(0.62)	1.00	1.47	1.49	(0.43)
Total from investment operations	1.45	(0.45)	1.12	1.60	1.63	(0.28)
Distributions to shareholders from
Net investment income	(0.17)	(0.13)	(0.15)	(0.09)	(0.16)	(0.14)
Net realized gains	0.00	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)
Total distributions to shareholders	(0.17)	(1.37)	(0.99)	(1.09)	(0.97)	(1.46)
Net asset value, end of period	$13.27	$11.99	$13.81	$13.68	$13.17	$12.51
Total return[3]	12.12% [4]	(4.15)%	9.21%	12.63%	13.66%	(1.58)%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.11%	1.10%	1.10%	1.10%
Net expenses	0.91%	0.93%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.10%	1.37%	0.96%	0.98%	1.10%	1.27%
Supplemental data
Portfolio turnover rate	12%	34%	27%	21%	27%	34%
Net assets, end of period (000s omitted)	$433,339	$402,567	$464,041	$469,464	$459,650	$470,152

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the six months ended January 31, 2021, the Fund received a payment from an affiliate that had an impact of 0.02% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Classic Value Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.44	$13.22	$13.14	$12.68	$12.08	$13.80
Net investment income	0.12	0.19 [1]	0.15 [1]	0.22	0.17 [1]	0.18
Net realized and unrealized gains (losses) on investments	1.28	(0.58)	0.94	1.35	1.43	(0.41)
Total from investment operations	1.40	(0.39)	1.09	1.57	1.60	(0.23)
Distributions to shareholders from
Net investment income	(0.20)	(0.15)	(0.17)	(0.11)	(0.19)	(0.17)
Net realized gains	0.00	(1.24)	(0.84)	(1.00)	(0.81)	(1.32)
Total distributions to shareholders	(0.20)	(1.39)	(1.01)	(1.11)	(1.00)	(1.49)
Net asset value, end of period	$12.64	$11.44	$13.22	$13.14	$12.68	$12.08
Total return[2]	12.09%	(3.86)%	9.44%	12.96%	13.88%	(1.27)%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.86%	0.85%	0.85%	0.85%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.31%	1.59%	1.22%	1.24%	1.36%	1.52%
Supplemental data
Portfolio turnover rate	12%	34%	27%	21%	27%	34%
Net assets, end of period (000s omitted)	$88,002	$84,544	$106,869	$137,263	$162,480	$215,175

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Classic Value Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Classic Value Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Wells Fargo Classic Value Fund  |  19

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $426,605,796 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$402,466,571
Gross unrealized losses	(70,704,736)
Net unrealized gains	$331,761,835
As of July 31, 2020, the Fund had current year net deferred post-October capital losses consisting of $7,846,262 in short-term losses which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20  |  Wells Fargo Classic Value Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 78,203,587	$0	$0	$ 78,203,587
Consumer discretionary	26,301,298	0	0	26,301,298
Consumer staples	88,428,782	0	0	88,428,782
Energy	35,637,723	0	0	35,637,723
Financials	160,998,878	0	0	160,998,878
Health care	101,528,297	0	0	101,528,297
Industrials	107,391,570	0	0	107,391,570
Information technology	102,638,036	0	0	102,638,036
Utilities	45,419,346	0	0	45,419,346
Short-term investments
Investment companies	11,820,114	0	0	11,820,114
Total assets	$758,367,631	$0	$0	$758,367,631
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of

Wells Fargo Classic Value Fund  |  21

Notes to financial statements (unaudited)
Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:
Expense ratio caps
Class A	1.11%
Class C	1.86
Class R	1.36
Class R6	0.65
Administrator Class	0.95
Institutional Class	0.70
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor received $1,301 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

22  |  Wells Fargo Classic Value Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Other transactions
On August 14, 2020, Class A, Class C, Class R, and Administrator Class of the Fund was reimbursed by Funds Management in the amount of $111, $8,863, $191 and $82,171, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $88,139,313 and $154,069,456, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2021, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

Wells Fargo Classic Value Fund  |  23

Notes to financial statements (unaudited)
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
11. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

24  |  Wells Fargo Classic Value Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Classic Value Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Wells Fargo Classic Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Classic Value Fund  |  27

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

28  |  Wells Fargo Classic Value Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00367 03-22
SA207/SAR207 01-21

Semi-Annual Report
January 31, 2021
Wells Fargo
Disciplined U.S. Core Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery
The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Disciplined U.S. Core Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Disciplined U.S. Core Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Disciplined U.S. Core Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Disciplined U.S. Core Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Justin P. Carr, CFA®‡
Robert M. Wicentowski, CFA®‡
Average annual total returns (%) as of January 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EVSAX)	2-28-1990	10.04	12.65	12.06	16.76	13.99	12.72	0.86	0.86
Class C (EVSTX)	6-30-1999	14.95	13.15	11.89	15.95	13.15	11.89	1.61	1.61
Class R (EVSHX)[3]	9-30-2015	–	–	–	16.50	13.71	12.43	1.11	1.11
Class R6 (EVSRX)[4]	9-30-2015	–	–	–	17.26	14.48	13.21	0.43	0.43
Administrator Class (EVSYX)	2-21-1995	–	–	–	16.92	14.11	12.88	0.78	0.74
Institutional Class (EVSIX)	7-30-2010	–	–	–	17.21	14.41	13.17	0.53	0.48
S&P 500 Index[5]	–	–	–	–	17.25	16.16	13.50	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Disciplined U.S. Core Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[6]
Apple Incorporated	6.78
Microsoft Corporation	6.04
Amazon.com Incorporated	4.30
Alphabet Incorporated Class C	2.07
Facebook Incorporated Class A	1.90
Alphabet Incorporated Class A	1.88
Johnson & Johnson	1.76
Tesla Motors Incorporated	1.69
JPMorgan Chase & Company	1.53
The Procter & Gamble Company	1.34
Sector allocation as of January 31, 2021[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.87% for Class A, 1.62% for Class C, 1.12% for Class R, 0.43% for Class R6, 0.74% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[7]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Disciplined U.S. Core Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,143.91	$4.59	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$1,140.76	$8.69	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.19	1.61%
Class R
Actual	$1,000.00	$1,142.83	$6.00	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class R6
Actual	$1,000.00	$1,146.96	$2.33	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19	0.43%
Administrator Class
Actual	$1,000.00	$1,144.87	$4.00	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Institutional Class
Actual	$1,000.00	$1,146.18	$2.60	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 97.36%
Communication services: 10.12%
Diversified telecommunication services: 1.30%
AT&T Incorporated	209,195	$ 5,989,253
Verizon Communications Incorporated	118,565	6,491,434
		12,480,687
Entertainment: 2.15%
Activision Blizzard Incorporated	43,432	3,952,312
Netflix Incorporated †	13,137	6,994,007
The Walt Disney Company	57,355	9,645,390
		20,591,709
Interactive media & services: 5.85%
Alphabet Incorporated Class A †	9,871	18,037,871
Alphabet Incorporated Class C †	10,805	19,835,171
Facebook Incorporated Class A †	70,508	18,214,332
		56,087,374
Media: 0.70%
Comcast Corporation Class A	83,707	4,149,356
Discovery Incorporated Class A †	60,940	2,524,135
		6,673,491
Wireless telecommunication services: 0.12%
T-Mobile US Incorporated †	9,006	1,135,476
Consumer discretionary: 12.73%
Auto components: 0.13%
BorgWarner Incorporated	30,559	1,283,172
Automobiles: 2.27%
General Motors Company	109,542	5,551,589
Tesla Motors Incorporated †	20,440	16,219,753
		21,771,342
Hotels, restaurants & leisure: 1.30%
Chipotle Mexican Grill Incorporated †	958	1,417,840
Las Vegas Sands Corporation	27,375	1,316,464
McDonald's Corporation	25,866	5,375,989
Royal Caribbean Cruises Limited	12,507	812,955
Starbucks Corporation	36,878	3,570,159
		12,493,407
Household durables: 0.79%
D.R. Horton Incorporated	73,846	5,671,373
PulteGroup Incorporated	44,382	1,930,617
		7,601,990
Internet & direct marketing retail: 4.30%
Amazon.com Incorporated †	12,841	41,170,814
The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Leisure products: 0.35%
Polaris Industries Incorporated	28,601	$ 3,336,879
Multiline retail: 0.67%
Target Corporation	35,115	6,361,785
Specialty retail: 2.11%
AutoZone Incorporated †	2,824	3,158,277
Best Buy Company Incorporated	29,199	3,177,435
Lowe's Companies Incorporated	6,423	1,071,678
The Home Depot Incorporated	47,171	12,774,850
		20,182,240
Textiles, apparel & luxury goods: 0.81%
Nike Incorporated Class B	57,776	7,718,296
Consumer staples: 5.54%
Beverages: 0.40%
PepsiCo Incorporated	11,721	1,600,737
The Coca-Cola Company	45,692	2,200,070
		3,800,807
Food & staples retailing: 1.47%
Costco Wholesale Corporation	10,496	3,699,105
Sysco Corporation	14,868	1,063,211
Walmart Incorporated	66,376	9,325,164
		14,087,480
Food products: 1.03%
General Mills Incorporated	34,771	2,020,195
Pilgrim's Pride Corporation †	68,770	1,332,763
The Kraft Heinz Company	56,450	1,891,640
Tyson Foods Incorporated Class A	71,840	4,620,030
		9,864,628
Household products: 1.71%
Kimberly-Clark Corporation	26,664	3,522,314
The Procter & Gamble Company	100,162	12,841,770
		16,364,084
Personal products: 0.31%
The Estee Lauder Companies Incorporated Class A	12,727	3,011,845
Tobacco: 0.62%
Altria Group Incorporated	54,697	2,246,953
Philip Morris International Incorporated	46,312	3,688,751
		5,935,704
Energy: 2.14%
Oil, gas & consumable fuels: 2.14%
Chevron Corporation	72,171	6,148,969
ConocoPhillips	49,777	1,992,573
Diamondback Energy Incorporated	54,647	3,097,938
EOG Resources Incorporated	45,629	2,325,254
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Exxon Mobil Corporation	126,040	$ 5,651,634
Valero Energy Corporation	23,426	1,321,929
		20,538,297
Financials: 10.50%
Banks: 3.75%
Bank of America Corporation	190,824	5,657,932
Citigroup Incorporated	61,542	3,568,821
Citizens Financial Group Incorporated	42,246	1,539,444
Huntington Bancshares Incorporated	277,189	3,665,825
JPMorgan Chase & Company	114,066	14,676,872
Signature Bank	16,294	2,691,606
US Bancorp	97,112	4,161,249
		35,961,749
Capital markets: 2.55%
Ameriprise Financial Incorporated	18,776	3,715,207
Bank of New York Mellon Corporation	77,627	3,091,883
BlackRock Incorporated	4,666	3,272,079
Morgan Stanley	70,018	4,694,707
Northern Trust Corporation	45,175	4,029,158
S&P Global Incorporated	6,371	2,019,607
The Goldman Sachs Group Incorporated	13,242	3,590,833
		24,413,474
Consumer finance: 0.46%
Capital One Financial Corporation	21,378	2,228,870
Synchrony Financial	65,730	2,211,815
		4,440,685
Diversified financial services: 1.67%
Berkshire Hathaway Incorporated Class B †	55,524	12,652,254
Equitable Holdings Incorporated	133,367	3,304,834
		15,957,088
Insurance: 2.07%
MetLife Incorporated	130,349	6,276,304
Progressive Corporation	46,528	4,056,776
Reinsurance Group of America Incorporated	14,907	1,565,980
The Allstate Corporation	28,488	3,053,344
The Hartford Financial Services Group Incorporated	102,466	4,920,417
		19,872,821
Health care: 13.90%
Biotechnology: 2.06%
AbbVie Incorporated	85,876	8,800,572
Amgen Incorporated	29,186	7,046,376
Biogen Incorporated †	3,914	1,106,136
Vertex Pharmaceuticals Incorporated †	12,100	2,771,868
		19,724,952
Health care equipment & supplies: 3.19%
Abbott Laboratories	48,503	5,994,486
The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Baxter International Incorporated	34,326	$ 2,637,267
Danaher Corporation	20,778	4,941,840
Edwards Lifesciences Corporation †	47,027	3,883,490
Hologic Incorporated †	25,092	2,000,585
Medtronic plc	72,769	8,101,373
Zimmer Biomet Holdings Incorporated	19,297	2,965,370
		30,524,411
Health care providers & services: 3.18%
AmerisourceBergen Corporation	31,751	3,308,454
Anthem Incorporated	10,250	3,044,045
Cigna Corporation	14,774	3,206,697
CVS Health Corporation	45,098	3,231,272
Humana Incorporated	6,590	2,524,695
McKesson Corporation	33,224	5,796,591
UnitedHealth Group Incorporated	28,026	9,348,913
		30,460,667
Health care technology: 0.50%
Veeva Systems Incorporated Class A †	17,356	4,797,893
Life sciences tools & services: 0.57%
Thermo Fisher Scientific Incorporated	10,775	5,492,018
Pharmaceuticals: 4.40%
Bristol-Myers Squibb Company	120,986	7,432,170
Eli Lilly & Company	18,278	3,801,276
Johnson & Johnson	103,152	16,827,186
Merck & Company Incorporated	100,585	7,752,086
Pfizer Incorporated	166,867	5,990,525
Viatris Incorporated †	20,704	351,761
		42,155,004
Industrials: 7.56%
Aerospace & defense: 1.23%
Lockheed Martin Corporation	13,816	4,446,265
Northrop Grumman Corporation	6,242	1,789,020
Raytheon Technologies Corporation	71,721	4,785,942
The Boeing Company	3,987	774,236
		11,795,463
Air freight & logistics: 1.07%
Expeditors International of Washington Incorporated	28,846	2,582,294
FedEx Corporation	12,657	2,978,698
United Parcel Service Incorporated Class B	30,355	4,705,025
		10,266,017
Airlines: 0.35%
Delta Air Lines Incorporated	77,827	2,954,313
United Airlines Holdings Incorporated †	9,714	388,463
		3,342,776
Building products: 0.64%
Masco Corporation	112,095	6,087,879
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Commercial services & supplies: 0.45%
Waste Management Incorporated	38,862	$ 4,326,118
Construction & engineering: 0.60%
Quanta Services Incorporated	81,748	5,760,782
Electrical equipment: 0.64%
AMETEK Incorporated	23,120	2,618,571
Eaton Corporation plc	29,809	3,508,519
		6,127,090
Industrial conglomerates: 0.85%
General Electric Company	243,804	2,603,827
Honeywell International Incorporated	28,415	5,551,439
		8,155,266
Machinery: 1.20%
AGCO Corporation	39,159	4,342,728
Cummins Incorporated	21,315	4,996,662
Illinois Tool Works Incorporated	11,334	2,201,176
		11,540,566
Road & rail: 0.30%
Union Pacific Corporation	14,386	2,840,803
Trading companies & distributors: 0.23%
W.W. Grainger Incorporated	6,109	2,226,059
Information technology: 27.86%
Communications equipment: 0.83%
Cisco Systems Incorporated	178,658	7,964,574
Electronic equipment, instruments & components: 0.54%
Keysight Technologies Incorporated †	19,603	2,775,589
Zebra Technologies Corporation Class A †	6,234	2,417,732
		5,193,321
IT services: 4.13%
Accenture plc Class A	21,608	5,227,407
CACI International Incorporated Class A †	15,201	3,666,785
Cognizant Technology Solutions Corporation Class A	10,363	807,796
International Business Machines Corporation	18,410	2,192,815
MasterCard Incorporated Class A	19,941	6,307,139
PayPal Holdings Incorporated †	36,668	8,591,679
Visa Incorporated Class A	66,068	12,767,641
		39,561,262
Semiconductors & semiconductor equipment: 5.88%
Applied Materials Incorporated	68,026	6,576,754
Broadcom Incorporated	21,403	9,642,052
Enphase Energy Incorporated †	4,603	839,357
Intel Corporation	119,222	6,618,013
Lam Research Corporation	13,963	6,757,394
Micron Technology Incorporated †	49,003	3,835,465
NVIDIA Corporation	18,369	9,544,349
The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  11

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
Qorvo Incorporated †	15,478	$ 2,644,881
QUALCOMM Incorporated	63,282	9,889,711
		56,347,976
Software: 9.41%
Adobe Incorporated †	13,977	6,412,228
Cadence Design Systems Incorporated †	36,840	4,803,568
Fortinet Incorporated †	16,391	2,372,597
Intuit Incorporated	16,201	5,852,287
Microsoft Corporation	249,361	57,841,778
Oracle Corporation	104,050	6,287,742
Salesforce.com Incorporated †	29,031	6,548,232
		90,118,432
Technology hardware, storage & peripherals: 7.07%
Apple Incorporated	492,309	64,965,096
HP Incorporated	114,461	2,785,981
		67,751,077
Materials: 2.43%
Chemicals: 0.65%
Eastman Chemical Company	22,379	2,200,975
LyondellBasell Industries NV Class A	46,850	4,017,856
		6,218,831
Containers & packaging: 0.51%
Avery Dennison Corporation	8,912	1,344,553
WestRock Company	85,404	3,538,288
		4,882,841
Metals & mining: 1.27%
Newmont Corporation	54,959	3,275,556
Nucor Corporation	75,754	3,691,492
Reliance Steel & Aluminum Company	44,512	5,166,953
		12,134,001
Real estate: 2.52%
Equity REITs: 2.52%
Alexandria Real Estate Equities Incorporated	21,708	3,627,624
American Tower Corporation	16,829	3,826,241
Crown Castle International Corporation	7,370	1,173,746
CyrusOne Incorporated	28,226	2,059,087
Equinix Incorporated	3,148	2,329,394
Essex Property Trust Incorporated	7,235	1,733,578
Prologis Incorporated	66,313	6,843,502
SBA Communications Corporation	6,231	1,674,083
VICI Properties Incorporated	34,766	878,884
		24,146,139
Utilities: 2.06%
Electric utilities: 0.93%
Eversource Energy	18,844	1,648,850
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Disciplined U.S. Core Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Electric utilities (continued)
NRG Energy Incorporated	114,422	$ 4,738,215
The Southern Company	42,940	2,530,025
		8,917,090
Independent power & renewable electricity producers: 0.39%
AES Corporation	154,522	3,768,792
Multi-utilities: 0.74%
Dominion Energy Incorporated	34,800	2,536,572
Sempra Energy	36,732	4,545,952
		7,082,524
Total Common stocks (Cost $520,558,402)		932,847,948

		Yield
Short-term investments: 0.94%
Investment companies: 0.94%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	9,032,084	9,032,084
Total Short-term investments (Cost $9,032,084)				9,032,084
Total investments in securities (Cost $529,590,486)	98.30%			941,880,032
Other assets and liabilities, net	1.70			16,307,664
Total net assets	100.00%			$958,187,696

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC*	$ 0	$ 15,066,995	$ (15,066,995)	$0	$0	$ 0		0	$ 915#
Wells Fargo Government Money Market Fund Select Class	15,915,451	118,066,643	(124,950,010)	0	0	9,032,084		9,032,084	3,649
				$0	$0	$9,032,084	0.94%		$4,564

*	No longer held at the end of period.
#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  13

Portfolio of investments—January 31, 2021 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	117	3-19-2021	$21,609,981	$21,675,420	$65,439	$0
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Disciplined U.S. Core Fund

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $520,558,402)	$ 932,847,948
Investments in affiliated securites, at value (cost $9,032,084)	9,032,084
Receivable for investments sold	14,856,339
Segregated cash for futures contracts	1,916,504
Receivable for dividends	956,250
Receivable for Fund shares sold	291,635
Receivable for securities lending income, net	98
Prepaid expenses and other assets	219,863
Total assets	960,120,721
Liabilities
Payable for Fund shares redeemed	1,218,819
Management fee payable	286,739
Payable for daily variation margin on open futures contracts	141,109
Administration fees payable	118,520
Shareholder servicing fees payable	115,804
Distribution fees payable	16,061
Trustees’ fees and expenses payable	2,229
Accrued expenses and other liabilities	33,744
Total liabilities	1,933,025
Total net assets	$958,187,696
Net assets consist of
Paid-in capital	$ 515,565,899
Total distributable earnings	442,621,797
Total net assets	$958,187,696
Computation of net asset value and offering price per share
Net assets – Class A	$ 454,224,921
Shares outstanding – Class A1	23,838,299
Net asset value per share – Class A	$19.05
Maximum offering price per share – Class A2	$20.21
Net assets – Class C	$ 25,691,194
Shares outstanding – Class C1	1,469,166
Net asset value per share – Class C	$17.49
Net assets – Class R	$ 3,810,889
Shares outstanding – Class R1	198,090
Net asset value per share – Class R	$19.24
Net assets – Class R6	$ 279,330,315
Shares outstanding – Class R6[1]	14,259,146
Net asset value per share – Class R6	$19.59
Net assets – Administrator Class	$ 44,962,142
Shares outstanding – Administrator Class[1]	2,283,130
Net asset value per share – Administrator Class	$19.69
Net assets – Institutional Class	$ 150,168,235
Shares outstanding – Institutional Class[1]	7,744,773
Net asset value per share – Institutional Class	$19.39
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  15

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends	$ 8,322,029
Income from affiliated securities	6,702
Interest	127
Total investment income	8,328,858
Expenses
Management fee	1,643,225
Administration fees
Class A	465,447
Class C	29,284
Class R	3,900
Class R6	39,874
Administrator Class	32,289
Institutional Class	96,594
Shareholder servicing fees
Class A	554,103
Class C	34,861
Class R	4,642
Administrator Class	62,020
Distribution fees
Class C	104,416
Class R	4,627
Custody and accounting fees	32,041
Professional fees	28,245
Registration fees	60,807
Shareholder report expenses	39,818
Trustees’ fees and expenses	9,707
Other fees and expenses	61,215
Total expenses	3,307,115
Less: Fee waivers and/or expense reimbursements
Fund-level	(23,200)
Class A	(10,923)
Class C	(1)
Class R6	(1,347)
Administrator Class	(6,012)
Institutional Class	(18,371)
Net expenses	3,247,261
Net investment income	5,081,597
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	29,665,874
Futures contracts	4,120,959
Net realized gains on investments	33,786,833
Net change in unrealized gains (losses) on
Unaffiliated securities	88,689,199
Futures contracts	(387,485)
Net change in unrealized gains (losses) on investments	88,301,714
Net realized and unrealized gains (losses) on investments	122,088,547
Net increase in net assets resulting from operations	127,170,144
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Disciplined U.S. Core Fund

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment income		$ 5,081,597		$ 14,329,632
Net realized gains on investments		33,786,833		71,533,398
Net change in unrealized gains (losses) on investments		88,301,714		(1,368,802)
Net increase in net assets resulting from operations		127,170,144		84,494,228
Distributions to shareholders from
Net investment income and net realized gains
Class A		(40,144,770)		(18,684,889)
Class C		(2,202,870)		(1,266,022)
Class R		(330,477)		(125,676)
Class R6		(25,321,636)		(13,828,583)
Administrator Class		(4,226,866)		(2,526,202)
Institutional Class		(13,403,739)		(9,162,742)
Total distributions to shareholders		(85,630,358)		(45,594,114)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	756,009	14,674,357	1,168,491	19,900,273
Class C	25,341	442,408	95,422	1,502,772
Class R	9,380	183,707	46,128	784,721
Class R6	1,540,816	31,096,173	2,828,938	48,881,704
Administrator Class	66,620	1,315,627	204,842	3,475,476
Institutional Class	642,410	12,695,119	1,095,326	19,014,160
		60,407,391		93,559,106
Reinvestment of distributions
Class A	1,978,592	37,660,982	983,735	17,558,389
Class C	123,928	2,147,585	71,599	1,167,986
Class R	17,031	327,043	6,899	124,243
Class R6	1,222,488	23,967,764	704,180	12,911,375
Administrator Class	190,727	3,751,963	122,596	2,255,074
Institutional Class	620,802	12,045,656	466,052	8,456,868
		79,900,993		42,473,935
Payment for shares redeemed
Class A	(2,003,635)	(38,621,292)	(4,165,810)	(70,522,271)
Class C	(424,689)	(7,535,073)	(864,975)	(13,589,760)
Class R	(19,151)	(373,796)	(41,436)	(711,640)
Class R6	(2,027,615)	(40,137,643)	(9,188,798)	(160,807,048)
Administrator Class	(671,075)	(13,361,938)	(934,084)	(15,485,846)
Institutional Class	(1,432,768)	(27,867,766)	(9,902,961)	(170,810,159)
		(127,897,508)		(431,926,724)
Net increase (decrease) in net assets resulting from capital share transactions		12,410,876		(295,893,683)
Total increase (decrease) in net assets		53,950,662		(256,993,569)
Net assets
Beginning of period		904,237,034		1,161,230,603
End of period		$ 958,187,696		$ 904,237,034
The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$18.22	$17.29	$17.70	$16.30	$14.50	$15.45
Net investment income	0.08	0.23	0.25	0.24	0.22	0.21
Net realized and unrealized gains on investments	2.52	1.47	0.38	1.90	1.94	0.47
Total from investment operations	2.60	1.70	0.63	2.14	2.16	0.68
Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.19)	(0.15)	(0.15)	(0.19)
Net realized gains	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)
Total distributions to shareholders	(1.77)	(0.77)	(1.04)	(0.74)	(0.36)	(1.63)
Net asset value, end of period	$19.05	$18.22	$17.29	$17.70	$16.30	$14.50
Total return[1]	14.39%	9.97%	4.31%	13.28%	15.12%	5.22%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.84%	0.83%	0.85%	0.87%
Net expenses	0.85%	0.85%	0.84%	0.83%	0.85%	0.87%
Net investment income	0.92%	1.25%	1.40%	1.33%	1.45%	1.60%
Supplemental data
Portfolio turnover rate	18%	50%	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$454,225	$421,005	$434,367	$480,602	$467,491	$412,629

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Disciplined U.S. Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.70	$15.85	$16.28	$15.04	$13.45	$14.50
Net investment income	0.03	0.11	0.12	0.09	0.10	0.14
Net realized and unrealized gains on investments	2.30	1.32	0.35	1.76	1.79	0.38
Total from investment operations	2.33	1.43	0.47	1.85	1.89	0.52
Distributions to shareholders from
Net investment income	(0.10)	(0.14)	(0.05)	(0.02)	(0.09)	(0.13)
Net realized gains	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)
Total distributions to shareholders	(1.54)	(0.58)	(0.90)	(0.61)	(0.30)	(1.57)
Net asset value, end of period	$17.49	$16.70	$15.85	$16.28	$15.04	$13.45
Total return[1]	14.08%	9.09%	3.59%	12.41%	12.41%	4.43%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.60%	1.59%	1.58%	1.60%	1.62%
Net expenses	1.61%	1.60%	1.59%	1.58%	1.60%	1.62%
Net investment income	0.17%	0.51%	0.66%	0.58%	0.69%	0.82%
Supplemental data
Portfolio turnover rate	18%	50%	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$25,691	$29,141	$38,708	$52,647	$54,054	$46,801

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016 [1]
Net asset value, beginning of period	$18.38	$17.44	$17.88	$16.51	$14.77	$14.62
Net investment income	0.06	0.18	0.19 [2]	0.18 [2]	0.17 [2]	0.13 [2]
Net realized and unrealized gains on investments	2.54	1.49	0.41	1.94	1.99	1.72
Total from investment operations	2.60	1.67	0.60	2.12	2.16	1.85
Distributions to shareholders from
Net investment income	(0.30)	(0.29)	(0.19)	(0.16)	(0.21)	(0.26)
Net realized gains	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)
Total distributions to shareholders	(1.74)	(0.73)	(1.04)	(0.75)	(0.42)	(1.70)
Net asset value, end of period	$19.24	$18.38	$17.44	$17.88	$16.51	$14.77
Total return[3]	14.28%	9.68%	4.07%	12.97%	14.86%	13.56%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.10%	1.09%	1.08%	1.10%	1.12%
Net expenses	1.11%	1.10%	1.09%	1.08%	1.10%	1.12%
Net investment income	0.66%	0.97%	1.15%	1.04%	1.10%	1.12%
Supplemental data
Portfolio turnover rate	18%	50%	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$3,811	$3,507	$3,126	$3,298	$2,001	$201

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Disciplined U.S. Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016 [1]
Net asset value, beginning of period	$18.72	$17.76	$18.17	$16.71	$14.86	$14.62
Net investment income	0.13 [2]	0.31	0.32	0.30 [2]	0.28 [2]	0.22 [2]
Net realized and unrealized gains on investments	2.60	1.51	0.40	1.97	1.99	1.72
Total from investment operations	2.73	1.82	0.72	2.27	2.27	1.94
Distributions to shareholders from
Net investment income	(0.42)	(0.42)	(0.28)	(0.22)	(0.21)	(0.26)
Net realized gains	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)
Total distributions to shareholders	(1.86)	(0.86)	(1.13)	(0.81)	(0.42)	(1.70)
Net asset value, end of period	$19.59	$18.72	$17.76	$18.17	$16.71	$14.86
Total return[3]	14.70%	10.39%	4.77%	13.78%	15.56%	14.24%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.43%	0.41%	0.40%	0.42%	0.44%
Net expenses	0.43%	0.42%	0.41%	0.40%	0.42%	0.43%
Net investment income	1.35%	1.70%	1.84%	1.71%	1.77%	1.88%
Supplemental data
Portfolio turnover rate	18%	50%	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$279,330	$253,223	$340,606	$445,678	$41,770	$4,024

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$18.78	$17.80	$18.17	$16.71	$14.85	$15.80
Net investment income	0.10 [1]	0.24 [1]	0.26 [1]	0.25 [1]	0.25 [1]	0.24 [1]
Net realized and unrealized gains on investments	2.60	1.53	0.41	1.97	1.98	0.48
Total from investment operations	2.70	1.77	0.67	2.22	2.23	0.72
Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.19)	(0.17)	(0.16)	(0.23)
Net realized gains	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)
Total distributions to shareholders	(1.79)	(0.79)	(1.04)	(0.76)	(0.37)	(1.67)
Net asset value, end of period	$19.69	$18.78	$17.80	$18.17	$16.71	$14.85
Total return[2]	14.49%	10.08%	4.43%	13.40%	15.24%	5.36%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.77%	0.76%	0.75%	0.77%	0.78%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	1.05%	1.37%	1.50%	1.42%	1.60%	1.71%
Supplemental data
Portfolio turnover rate	18%	50%	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$44,962	$50,655	$58,808	$94,058	$94,294	$116,807

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Disciplined U.S. Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$18.54	$17.57	$17.98	$16.55	$14.72	$15.66
Net investment income	0.13 [1]	0.29 [1]	0.30 [1]	0.28	0.27 [1]	0.28 [1]
Net realized and unrealized gains on investments	2.56	1.51	0.40	1.95	1.98	0.47
Total from investment operations	2.69	1.80	0.70	2.23	2.25	0.75
Distributions to shareholders from
Net investment income	(0.40)	(0.39)	(0.26)	(0.21)	(0.21)	(0.25)
Net realized gains	(1.44)	(0.44)	(0.85)	(0.59)	(0.21)	(1.44)
Total distributions to shareholders	(1.84)	(0.83)	(1.11)	(0.80)	(0.42)	(1.69)
Net asset value, end of period	$19.39	$18.54	$17.57	$17.98	$16.55	$14.72
Total return[2]	14.62%	10.39%	4.69%	13.65%	15.51%	5.64%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.52%	0.51%	0.50%	0.52%	0.54%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.29%	1.67%	1.77%	1.67%	1.76%	1.96%
Supplemental data
Portfolio turnover rate	18%	50%	63%	73%	60%	52%
Net assets, end of period (000s omitted)	$150,168	$146,707	$285,616	$411,988	$353,573	$163,674

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined U.S. Core Fund  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

24  |  Wells Fargo Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $530,621,106 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$421,205,631
Gross unrealized losses	(9,881,266)
Net unrealized gains	$411,324,365
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Wells Fargo Disciplined U.S. Core Fund  |  25

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 96,968,737	$0	$0	$ 96,968,737
Consumer discretionary	121,919,925	0	0	121,919,925
Consumer staples	53,064,548	0	0	53,064,548
Energy	20,538,297	0	0	20,538,297
Financials	100,645,817	0	0	100,645,817
Health care	133,154,945	0	0	133,154,945
Industrials	72,468,819	0	0	72,468,819
Information technology	266,936,642	0	0	266,936,642
Materials	23,235,673	0	0	23,235,673
Real estate	24,146,139	0	0	24,146,139
Utilities	19,768,406	0	0	19,768,406
Short-term investments
Investment companies	9,032,084	0	0	9,032,084
	941,880,032	0	0	941,880,032
Futures contracts	65,439	0	0	65,439
Total assets	$941,945,471	$0	$0	$941,945,471
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in

26  |  Wells Fargo Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:
Expense ratio caps
Class A	0.87%
Class C	1.62
Class R	1.12
Class R6	0.43
Administrator Class	0.74
Institutional Class	0.48

Wells Fargo Disciplined U.S. Core Fund  |  27

Notes to financial statements (unaudited)
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor received $4,255 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2021.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $163,449,622 and $235,545,356, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2021, the Fund did not have any securities on loan.
7. DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2021, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $17,067,397 in long futures contracts during the six months ended January 31, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.
9. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

28  |  Wells Fargo Disciplined U.S. Core Fund

Notes to financial statements (unaudited)
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
12. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
13. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Wells Fargo Disciplined U.S. Core Fund  |  29

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

30  |  Wells Fargo Disciplined U.S. Core Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Disciplined U.S. Core Fund  |  31

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Wells Fargo Disciplined U.S. Core Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Disciplined U.S. Core Fund  |  33

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00364 03-22
SA203/SAR203 01-21

Semi-Annual Report
January 31, 2021
Wells Fargo Endeavor Select Fund

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The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Endeavor Select Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Endeavor Select Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Endeavor Select Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Endeavor Select Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Michael T. Smith, CFA®‡
Christopher J. Warner, CFA®‡
Average annual total returns (%) as of January 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STAEX)	12-29-2000	22.37	21.15	14.87	29.79	22.60	15.55	1.26	1.03
Class C (WECCX)	12-29-2000	27.94	21.66	14.68	28.94	21.66	14.68	2.01	1.78
Class R6 (WECRX)[3]	9-20-2019	–	–	–	30.40	23.11	16.04	0.83	0.60
Administrator Class (WECDX)	4-8-2005	–	–	–	30.24	22.86	15.82	1.18	0.94
Institutional Class (WFCIX)	4-8-2005	–	–	–	30.23	23.05	16.01	0.93	0.70
Russell 1000® Growth Index[4]	–	–	–	–	34.46	22.22	16.83	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Adminitrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Endeavor Select Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[5]
Microsoft Corporation	9.74
Amazon.com Incorporated	9.57
Alphabet Incorporated Class A	5.98
PayPal Holdings Incorporated	4.19
Visa Incorporated Class A	4.18
UnitedHealth Group Incorporated	3.72
ServiceNow Incorporated	3.68
MercadoLibre Incorporated	3.47
The Home Depot Incorporated	2.91
The Sherwin-Williams Company	2.78
Sector allocation as of January 31, 2021[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.03% for Class A, 1.78% for Class C, 0.60% for Class R6, 0.94% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 would be higher.
[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
[5]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[6]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Endeavor Select Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,134.67	$5.43	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.14	1.01%
Class C
Actual	$1,000.00	$1,130.10	$9.56	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.23	$9.05	1.78%
Class R6
Actual	$1,000.00	$1,137.74	$3.23	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,137.47	$5.06	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79	0.94%
Institutional Class
Actual	$1,000.00	$1,136.04	$3.77	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Endeavor Select Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.06%
Communication services: 11.16%
Entertainment: 2.55%
Netflix Incorporated †	13,400	$ 7,134,026
Interactive media & services: 6.67%
Alphabet Incorporated Class A †	9,157	16,733,136
Alphabet Incorporated Class C †	1,050	1,927,527
		18,660,663
Media: 1.94%
Match Group Incorporated †	38,886	5,438,596
Consumer discretionary: 21.73%
Auto components: 1.82%
Aptiv plc	38,150	5,096,840
Automobiles: 1.47%
Ferrari NV	19,800	4,121,964
Hotels, restaurants & leisure: 2.49%
Chipotle Mexican Grill Incorporated †	4,700	6,956,000
Internet & direct marketing retail: 13.04%
Amazon.com Incorporated †	8,358	26,797,420
MercadoLibre Incorporated †	5,450	9,698,330
		36,495,750
Specialty retail: 2.91%
The Home Depot Incorporated	30,116	8,156,015
Financials: 4.63%
Capital markets: 4.63%
Intercontinental Exchange Incorporated	67,590	7,458,557
S&P Global Incorporated	17,341	5,497,097
		12,955,654
Health care: 14.07%
Biotechnology: 1.85%
Exact Sciences Corporation †	37,800	5,184,648
Health care equipment & supplies: 8.50%
Alcon Incorporated †	86,750	6,220,843
DexCom Incorporated †	17,550	6,578,618
Edwards Lifesciences Corporation †	52,150	4,306,547
Intuitive Surgical Incorporated †	8,950	6,691,378
		23,797,386
Health care providers & services: 3.72%
UnitedHealth Group Incorporated	31,247	10,423,374
The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Industrials: 6.69%
Air freight & logistics: 1.75%
United Parcel Service Incorporated Class B	31,700	$ 4,913,500
Commercial services & supplies: 2.49%
Waste Connections Incorporated	70,840	6,978,448
Road & rail: 2.45%
Union Pacific Corporation	34,700	6,852,209
Information technology: 34.46%
Communications equipment: 1.53%
Motorola Solutions Incorporated	25,600	4,289,280
IT services: 13.59%
Fiserv Incorporated †	66,794	6,859,076
MongoDB Incorporated †	21,000	7,761,810
PayPal Holdings Incorporated †	50,100	11,738,931
Visa Incorporated Class A	60,528	11,697,036
		38,056,853
Software: 19.34%
Atlassian Corporation plc Class A †	27,800	6,425,414
Autodesk Incorporated †	22,000	6,103,460
Microsoft Corporation	117,581	27,274,087
ServiceNow Incorporated †	18,980	10,309,177
Unity Software Incorporated †«	26,916	4,032,555
		54,144,693
Materials: 4.68%
Chemicals: 4.68%
Air Products & Chemicals Incorporated	19,900	5,308,524
The Sherwin-Williams Company	11,250	7,782,750
		13,091,274
Real estate: 1.64%
Equity REITs: 1.64%
SBA Communications Corporation	17,100	4,594,257
Total Common stocks (Cost $115,087,481)		277,341,430

		Yield
Short-term investments: 2.26%
Investment companies: 2.26%
Securities Lending Cash Investments LLC ♠∩∞		0.10%	4,205,250	4,205,250
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	2,115,431	2,115,431
Total Short-term investments (Cost $6,320,681)				6,320,681
Total investments in securities (Cost $121,408,162)	101.32%			283,662,111
Other assets and liabilities, net	(1.32)			(3,686,556)
Total net assets	100.00%			$279,975,555

The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Endeavor Select Fund

Portfolio of investments—January 31, 2021 (unaudited)
†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 0	$15,725,735	$(11,520,485)	$0	$0	$ 4,205,250		4,205,250	$ 1,382#
Wells Fargo Government Money Market Fund Select Class	12,402,416	23,058,368	(33,345,353)	0	0	2,115,431		2,115,431	683
				$0	$0	$6,320,681	2.26%		$2,065

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  9

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $4,116,606 of securities loaned), at value (cost $115,087,481)	$ 277,341,430
Investments in affiliated securites, at value (cost $6,320,681)	6,320,681
Receivable for investments sold	950,894
Receivable for Fund shares sold	409,602
Receivable for dividends	35,195
Receivable for securities lending income, net	1,777
Prepaid expenses and other assets	133,488
Total assets	285,193,067
Liabilities
Payable upon receipt of securities loaned	4,205,250
Payable for Fund shares redeemed	533,610
Payable for investments purchased	266,679
Management fee payable	119,452
Administration fees payable	37,620
Distribution fee payable	3,872
Trustees’ fees and expenses payable	2,640
Accrued expenses and other liabilities	48,389
Total liabilities	5,217,512
Total net assets	$279,975,555
Net assets consist of
Paid-in capital	$ 107,839,822
Total distributable earnings	172,135,733
Total net assets	$279,975,555
Computation of net asset value and offering price per share
Net assets – Class A	$ 129,876,790
Shares outstanding – Class A1	12,940,474
Net asset value per share – Class A	$10.04
Maximum offering price per share – Class A2	$10.65
Net assets – Class C	$ 5,932,758
Shares outstanding – Class C1	1,190,961
Net asset value per share – Class C	$4.98
Net assets – Class R6	$ 41,129,810
Shares outstanding – Class R6[1]	3,411,528
Net asset value per share – Class R6	$12.06
Net assets – Administrator Class	$ 10,677,665
Shares outstanding – Administrator Class[1]	949,080
Net asset value per share – Administrator Class	$11.25
Net assets – Institutional Class	$ 92,358,532
Shares outstanding – Institutional Class[1]	7,675,555
Net asset value per share – Institutional Class	$12.03
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Endeavor Select Fund

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $6,632)	$ 740,220
Income from affiliated securities	6,107
Total investment income	746,327
Expenses
Management fee	976,157
Administration fees
Class A	134,462
Class C	6,744
Class R6	6,722
Administrator Class	6,507
Institutional Class	58,238
Shareholder servicing fees
Class A	160,074
Class C	8,028
Administrator Class	12,513
Distribution fee
Class C	24,085
Custody and accounting fees	9,936
Professional fees	23,337
Registration fees	48,635
Shareholder report expenses	25,899
Trustees’ fees and expenses	9,707
Other fees and expenses	12,753
Total expenses	1,523,797
Less: Fee waivers and/or expense reimbursements
Fund-level	(311,564)
Class A	(12,477)
Administrator Class	(500)
Net expenses	1,199,256
Net investment loss	(452,929)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	16,812,563
Net change in unrealized gains (losses) on investments	18,632,662
Net realized and unrealized gains (losses) on investments	35,445,225
Net increase in net assets resulting from operations	34,992,296
The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  11

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment loss		$ (452,929)		$ (247,318)
Net realized gains on investments		16,812,563		18,984,175
Net change in unrealized gains (losses) on investments		18,632,662		39,967,714
Net increase in net assets resulting from operations		34,992,296		58,704,571
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,518,393)		(9,193,804)
Class C		(883,514)		(639,884)
Class R6		(2,734,798)		(3,817,296) [1]
Administrator Class		(764,611)		(594,711)
Institutional Class		(6,195,904)		(5,072,891)
Total distributions to shareholders		(21,097,220)		(19,318,586)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	611,886	6,242,989	2,464,894	20,299,260
Class C	98,313	517,454	659,230	2,859,235
Class R6	403,210	4,740,428	6,365,048 [1]	60,326,316 [1]
Administrator Class	140,387	1,575,292	256,326	2,382,284
Institutional Class	697,768	8,303,242	4,348,587	41,589,495
		21,379,405		127,456,590
Reinvestment of distributions
Class A	1,050,716	10,276,001	1,136,944	8,970,487
Class C	181,793	883,514	145,449	621,069
Class R6	232,545	2,730,078	410,012 [1]	3,813,107 [1]
Administrator Class	69,407	760,704	67,574	590,592
Institutional Class	527,036	6,176,862	543,524	5,054,778
		20,827,159		19,050,033
Payment for shares redeemed
Class A	(1,646,675)	(16,607,380)	(2,755,225)	(22,584,078)
Class C	(373,507)	(2,049,922)	(362,899)	(1,634,876)
Class R6	(1,483,713)	(17,256,242)	(2,770,957) [1]	(26,106,890) [1]
Administrator Class	(103,055)	(1,149,259)	(304,554)	(2,668,949)
Institutional Class	(1,157,818)	(13,806,121)	(9,604,487)	(91,582,332)
		(50,868,924)		(144,577,125)
Net asset value of shares issued in acquisition
Class A	0	0	9,924,795	82,228,406
Class C	0	0	406,964	1,963,250
Class R6	0	0	255,383 [1]	2,459,686 [1]
Administrator Class	0	0	539,878	4,913,234
Institutional Class	0	0	1,198,969	11,547,626
		0		103,112,202
Net increase (decrease) in net assets resulting from capital share transactions		(8,662,360)		105,041,700
Total increase in net assets		5,232,716		144,427,685
Net assets
Beginning of period		274,742,839		130,315,154
End of period		$279,975,555		$ 274,742,839
[1]	For the period from September 20, 2019 (commencement of class operations) to July 31, 2020
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Endeavor Select Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.62	$8.33	$9.43	$9.09	$8.96	$13.74
Net investment loss	(0.02)	(0.03) [1]	(0.03) [1]	(0.04) [1]	(0.03) [1]	(0.04) [1]
Net realized and unrealized gains (losses) on investments	1.29	2.08	0.97	2.23	1.49	(0.14)
Total from investment operations	1.27	2.05	0.94	2.19	1.46	(0.18)
Distributions to shareholders from
Net realized gains	(0.85)	(0.76)	(2.04)	(1.85)	(1.33)	(4.60)
Net asset value, end of period	$10.04	$9.62	$8.33	$9.43	$9.09	$8.96
Total return[2]	13.47%	26.57%	15.37%	27.35%	19.39%	(0.07)%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%	1.30%	1.25%	1.22%	1.28%
Net expenses	1.01%	1.02%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.48)%	(0.30)%	(0.35)%	(0.49)%	(0.33)%	(0.36)%
Supplemental data
Portfolio turnover rate	12%	16%	20%	36%	59%	79%
Net assets, end of period (000s omitted)	$129,877	$124,271	$17,940	$16,301	$12,953	$18,498

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$5.18	$4.86	$6.46	$6.80	$7.09	$11.93
Net investment loss	(0.03) [1]	(0.05) [1]	(0.06) [1]	(0.08) [1]	(0.07) [1]	(0.09) [1]
Net realized and unrealized gains (losses) on investments	0.68	1.13	0.50	1.59	1.11	(0.15)
Total from investment operations	0.65	1.08	0.44	1.51	1.04	(0.24)
Distributions to shareholders from
Net realized gains	(0.85)	(0.76)	(2.04)	(1.85)	(1.33)	(4.60)
Net asset value, end of period	$4.98	$5.18	$4.86	$6.46	$6.80	$7.09
Total return[2]	13.01%	25.48%	14.51%	26.43%	18.46%	(0.76)%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.01%	2.05%	2.00%	1.97%	2.03%
Net expenses	1.78%	1.79%	1.95%	1.95%	1.95%	1.95%
Net investment loss	(1.24)%	(1.06)%	(1.12)%	(1.22)%	(1.08)%	(1.11)%
Supplemental data
Portfolio turnover rate	12%	16%	20%	36%	59%	79%
Net assets, end of period (000s omitted)	$5,933	$6,651	$2,116	$3,792	$3,676	$4,845

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Endeavor Select Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2021 (unaudited)	2020 [1]
Net asset value, beginning of period	$11.37	$9.63
Net investment income (loss)	(0.00) [2,3]	0.01
Net realized and unrealized gains on investments	1.54	2.49
Total from investment operations	1.54	2.50
Distributions to shareholders from
Net realized gains	(0.85)	(0.76)
Net asset value, end of period	$12.06	$11.37
Total return[4]	13.77%	27.68%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%
Net expenses	0.60%	0.60%
Net investment income (loss)	(0.06)%	0.11%
Supplemental data
Portfolio turnover rate	12%	16%
Net assets, end of period (000s omitted)	$41,130	$48,435

[1]	For the period from September 20, 2019 (commencement of class operations) to July 31, 2020
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005)
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.66	$9.15	$10.12	$9.62	$9.38	$14.13
Net investment income (loss)	(0.02) [1]	(0.02) [1]	(0.01) [1]	(0.03) [1]	(0.01) [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	1.46	2.29	1.08	2.38	1.58	(0.16)
Total from investment operations	1.44	2.27	1.07	2.35	1.57	(0.15)
Distributions to shareholders from
Net realized gains	(0.85)	(0.76)	(2.04)	(1.85)	(1.33)	(4.60)
Net asset value, end of period	$11.25	$10.66	$9.15	$10.12	$9.62	$9.38
Total return[2]	13.75%	26.59%	15.63%	27.55%	19.71%	0.16%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.18%	1.21%	1.16%	1.14%	1.14%
Net expenses	0.94%	0.94%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.41)%	(0.21)%	(0.16)%	(0.28)%	(0.12)%	0.06%
Supplemental data
Portfolio turnover rate	12%	16%	20%	36%	59%	79%
Net assets, end of period (000s omitted)	$10,678	$8,979	$2,590	$3,068	$3,695	$5,254

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Endeavor Select Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.36	$9.68	$10.57	$9.95	$9.65	$14.39
Net investment income (loss)	(0.01) [1]	0.01 [1]	0.00 [1,2]	(0.01) [1]	0.00 [1,2]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	1.53	2.43	1.15	2.49	1.64	(0.14)
Total from investment operations	1.52	2.44	1.15	2.48	1.64	(0.14)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	(0.01)	0.00
Net realized gains	(0.85)	(0.76)	(2.04)	(1.85)	(1.33)	(4.60)
Total distributions to shareholders	(0.85)	(0.76)	(2.04)	(1.86)	(1.34)	(4.60)
Net asset value, end of period	$12.03	$11.36	$9.68	$10.57	$9.95	$9.65
Total return[3]	13.60%	26.91%	15.76%	28.01%	19.87%	0.27%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.97%	0.92%	0.89%	0.95%
Net expenses	0.70%	0.72%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.16)%	0.07%	0.05%	(0.08)%	0.05%	0.04%
Supplemental data
Portfolio turnover rate	12%	16%	20%	36%	59%	79%
Net assets, end of period (000s omitted)	$92,359	$86,407	$107,670	$131,655	$144,199	$162,935

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Endeavor Select Fund  |  17

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Endeavor Select Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

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Notes to financial statements (unaudited)
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $122,393,598 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$162,398,079
Gross unrealized losses	(1,129,566)
Net unrealized gains	$161,268,513
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Wells Fargo Endeavor Select Fund  |  19

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 31,233,285	$0	$0	$ 31,233,285
Consumer discretionary	60,826,569	0	0	60,826,569
Financials	12,955,654	0	0	12,955,654
Health care	39,405,408	0	0	39,405,408
Industrials	18,744,157	0	0	18,744,157
Information technology	96,490,826	0	0	96,490,826
Materials	13,091,274	0	0	13,091,274
Real estate	4,594,257	0	0	4,594,257
Short-term investments
Investment companies	6,320,681	0	0	6,320,681
Total assets	$283,662,111	$0	$0	$283,662,111
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

20  |  Wells Fargo Endeavor Select Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:
Expense ratio caps
Class A	1.03%
Class C	1.78
Class R6	0.60
Administrator Class	0.94
Institutional Class	0.70

Wells Fargo Endeavor Select Fund  |  21

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor received $3,641 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $31,822,864 and $52,011,222, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Incorporated	$4,116,606	$(4,116,606)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. ACQUISITION
After the close of business on September 20, 2019, the Fund acquired the net assets of Wells Fargo Capital Growth Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Class R6, Administrator Class, and Institutional Class shares of Wells Fargo Capital Growth Fund received Class A, Class C, Class R6, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Capital Growth Fund for 12,325,989 shares of the Fund valued at $103,112,202 at an exchange ratio of 0.97, 1.03, 1.14, 1.09, and 1.13 for Class A, Class C, Class R6, Administrator Class, and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Capital Growth Fund with a fair value of $101,506,563, identified cost of $55,944,059 and unrealized gains of $45,562,504 at September 30, 2019 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Capital Growth Fund and the Fund

22  |  Wells Fargo Endeavor Select Fund

Notes to financial statements (unaudited)
immediately prior to the acquisition were $103,112,202 and $124,063,059, respectively. The aggregate net assets of the Fund immediately after the acquisition were $227,175,261. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Capital Growth Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed August 1, 2019, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended July 31, 2020 would have been as follows (unaudited):
Net investment loss	$ (273,003)
Net realized and unrealized gains on investments	62,562,425
Net increase in net assets resulting from operations	$62,289,422
8. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.
9. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
12. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
13. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset

Wells Fargo Endeavor Select Fund  |  23

Notes to financial statements (unaudited)
management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

24  |  Wells Fargo Endeavor Select Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Endeavor Select Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Wells Fargo Endeavor Select Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Endeavor Select Fund  |  27

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

28  |  Wells Fargo Endeavor Select Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00365 03-22
SA205/SAR205 01-21

Semi-Annual Report
January 31, 2021
Wells Fargo Growth Fund

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The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Growth Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Growth Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Growth Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Growth Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Joseph M. Eberhardy, CFA®‡, CPA
Robert Gruendyke, CFA®‡
Thomas C. Ognar, CFA®‡
Average annual total returns (%) as of January 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SGRAX)	2-24-2000	33.34	22.92	15.96	41.45	24.39	16.65	1.17	1.16
Class C (WGFCX)	12-26-2002	41.59	23.82	15.95	42.59	23.82	15.95	1.92	1.91
Class R6 (SGRHX)[3]	9-30-2015	–	–	–	42.08	24.95	17.17	0.74	0.70
Administrator Class (SGRKX)	8-30-2002	–	–	–	41.75	24.63	16.89	1.09	0.96
Institutional Class (SGRNX)	2-24-2000	–	–	–	42.03	24.88	17.13	0.84	0.75
Russell 3000® Growth Index[4]	–	–	–	–	35.01	22.07	16.62	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class and shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[5]
Amazon.com Incorporated	8.66
Microsoft Corporation	6.14
Alphabet Incorporated Class A	4.57
Apple Incorporated	3.42
Facebook Incorporated Class A	3.28
MarketAxess Holdings Incorporated	2.99
PayPal Holdings Incorporated	2.97
Pinterest Incorporated Class A	2.76
MasterCard Incorporated Class A	2.60
Natera Incorporated	2.50
Sector allocation as of January 31, 2021[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.16% for Class A, 1.91% for Class C, 0.70% for Class R6, 0.96% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
[5]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[6]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Growth Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,212.62	$ 6.36	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.46	$ 5.80	1.14%
Class C
Actual	$1,000.00	$1,226.49	$10.72	1.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.58	$ 9.70	1.91%
Class R6
Actual	$1,000.00	$1,215.33	$ 3.91	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$ 3.57	0.70%
Administrator Class
Actual	$1,000.00	$1,213.81	$ 5.36	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$ 4.89	0.96%
Institutional Class
Actual	$1,000.00	$1,214.85	$ 4.19	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$ 3.82	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Growth Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.96%
Communication services: 14.34%
Entertainment: 1.97%
Roku Incorporated †	255,700	$ 99,474,971
Spotify Technology SA †	44,900	14,143,500
		113,618,471
Interactive media & services: 11.60%
Alphabet Incorporated Class A †	144,855	264,702,233
Alphabet Incorporated Class C †	13,090	24,029,837
Facebook Incorporated Class A †	734,800	189,820,884
Pinterest Incorporated Class A †	2,336,376	160,065,120
ZoomInfo Technologies Incorporated †	686,532	32,960,401
		671,578,475
Media: 0.77%
Cardlytics Incorporated †	364,670	44,588,201
Consumer discretionary: 13.48%
Diversified consumer services: 1.60%
Bright Horizons Family Solutions Incorporated †	78,780	11,972,197
Chegg Incorporated †	691,072	65,831,519
Grand Canyon Education Incorporated †	172,950	14,690,373
		92,494,089
Hotels, restaurants & leisure: 0.52%
Chipotle Mexican Grill Incorporated †	20,250	29,970,000
Internet & direct marketing retail: 9.90%
Amazon.com Incorporated †	156,450	501,609,990
Etsy Incorporated †	179,700	35,776,473
Fiverr International Limited †	156,900	32,401,419
Poshmark Incorporated Class A †«	47,190	3,292,918
		573,080,800
Specialty retail: 1.46%
Burlington Stores Incorporated †	65,960	16,417,444
Five Below Incorporated †	292,259	51,358,674
Petco Health and Wellness Company †«	352,303	9,170,447
The Home Depot Incorporated	28,780	7,794,200
		84,740,765
Consumer staples: 0.37%
Personal products: 0.37%
The Estee Lauder Companies Incorporated Class A	90,740	21,473,621
Financials: 4.78%
Capital markets: 4.47%
Assetmark Financial Holdings †	900,534	20,730,293
MarketAxess Holdings Incorporated	320,221	173,162,705
Tradeweb Markets Incorporated Class A	1,062,587	64,594,664
		258,487,662
The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Insurance: 0.31%
ROOT Incorporated †«	904,458	$ 18,229,351
Health care: 14.25%
Biotechnology: 3.61%
Biohaven Pharmaceutical Holding Company †	616,040	52,498,929
Natera Incorporated †	1,357,485	144,762,200
Seagen Incorporated †	71,300	11,712,451
		208,973,580
Health care equipment & supplies: 5.15%
Boston Scientific Corporation †	1,155,036	40,934,476
DexCom Incorporated †	66,570	24,953,765
Edwards Lifesciences Corporation †	776,290	64,106,028
Insulet Corporation †	183,900	49,134,402
iRhythm Technologies Incorporated †	124,455	20,960,711
Novocure Limited †	608,220	97,899,091
		297,988,473
Health care technology: 1.31%
Veeva Systems Incorporated Class A †	274,750	75,951,890
Life sciences tools & services: 2.68%
Adaptive Biotechnologies Corporation †	811,211	44,997,874
Bio-Techne Corporation	46,690	15,170,048
Repligen Corporation †	355,320	71,064,000
Sotera Health Company †	916,609	23,914,329
		155,146,251
Pharmaceuticals: 1.50%
Horizon Therapeutics plc †	202,000	14,640,960
Pacira Pharmaceuticals Incorporated †	618,680	40,882,374
Zoetis Incorporated	203,310	31,360,568
		86,883,902
Industrials: 8.46%
Building products: 0.29%
The AZEK Company Incorporated †	416,529	16,615,342
Commercial services & supplies: 2.82%
Casella Waste Systems Incorporated Class A †	623,014	35,661,321
Copart Incorporated †	764,750	83,931,313
Waste Connections Incorporated	444,695	43,806,904
		163,399,538
Electrical equipment: 1.71%
Bloom Energy Corporation Class A †	968,200	33,799,862
Generac Holdings Incorporated †	163,468	40,281,785
Plug Power Incorporated †	329,500	20,814,515
Shoals Technologies Group Class A †	119,730	4,062,439
		98,958,601
Professional services: 0.96%
CoStar Group Incorporated †	62,010	55,791,017
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Growth Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Road & rail: 2.68%
CSX Corporation	545,756	$ 46,801,306
Norfolk Southern Corporation	297,660	70,432,309
Union Pacific Corporation	190,500	37,618,035
		154,851,650
Information technology: 42.63%
IT services: 13.72%
Affirm Holdings Incorporated †	27,194	2,708,250
Global Payments Incorporated	459,940	81,188,609
MasterCard Incorporated Class A	476,680	150,769,117
MongoDB Incorporated †	258,420	95,514,616
PayPal Holdings Incorporated †	732,790	171,700,025
Shopify Incorporated Class A †	2,800	3,076,052
Snowflake Incorporated Class A †	56,585	15,416,583
Switch Incorporated Class A	2,895,325	49,857,497
Twilio Incorporated Class A †	366,509	131,734,330
Visa Incorporated Class A	477,750	92,325,188
		794,290,267
Semiconductors & semiconductor equipment: 4.50%
Allegro MicroSystems Incorporated †	378,752	10,574,756
Microchip Technology Incorporated	831,830	113,220,381
Monolithic Power Systems Incorporated	311,270	110,591,118
Texas Instruments Incorporated	158,280	26,225,413
		260,611,668
Software: 20.99%
Atlassian Corporation plc Class A †	78,600	18,166,818
C3.ai Incorporated Class A †«	8,285	1,156,586
Cloudflare Incorporated Class A †	423,992	32,503,227
Dynatrace Incorporated †	2,406,582	99,897,219
Envestnet Incorporated †	1,393,570	106,928,626
Everbridge Incorporated †	687,640	91,407,985
HubSpot Incorporated †	130,540	48,586,988
Jamf Holding Corporation †	1,028,909	37,997,609
Microsoft Corporation	1,532,830	355,555,247
Q2 Holdings Incorporated †	432,300	55,330,077
Rapid7 Incorporated †	698,200	60,617,724
RingCentral Incorporated Class A †	156,900	58,511,148
ServiceNow Incorporated †	79,160	42,996,546
Splunk Incorporated †	293,790	48,484,164
The Trade Desk Incorporated †	68,020	52,102,640
Unity Software Incorporated †	77,094	11,550,223
Vertex Incorporated Class A †	1,046,735	34,385,245
Zendesk Incorporated †	409,000	58,994,160
		1,215,172,232
Technology hardware, storage & peripherals: 3.42%
Apple Incorporated	1,499,810	197,914,928
The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Materials: 1.65%
Chemicals: 1.65%
Air Products & Chemicals Incorporated	122,470	$ 32,670,097
Linde plc	255,680	62,743,872
		95,413,969
Total Common stocks (Cost $2,161,567,932)		5,786,224,743

		Yield
Short-term investments: 0.76%
Investment companies: 0.76%
Securities Lending Cash Investments LLC ♠∩∞		0.10%	43,000,170	43,000,170
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	1,171,796	1,171,796
Total Short-term investments (Cost $44,171,966)				44,171,966
Total investments in securities (Cost $2,205,739,898)	100.72%			5,830,396,709
Other assets and liabilities, net	(0.72)			(41,579,202)
Total net assets	100.00%			$5,788,817,507

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 500	$349,153,610	$(306,153,940)	$0	$0	$ 43,000,170		43,000,170	$ 27,927#
Wells Fargo Government Money Market Fund Select Class	4,136,432	354,352,455	(357,317,091)	0	0	1,171,796		1,171,796	2,858
				$0	$0	$44,171,966	0.76%		$30,785

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Growth Fund

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $42,095,796 of securities loaned), at value (cost $2,161,567,932)	$ 5,786,224,743
Investments in affiliated securites, at value (cost $44,171,966)	44,171,966
Receivable for investments sold	18,858,222
Receivable for Fund shares sold	4,074,490
Receivable for dividends	601,546
Receivable for securities lending income, net	87,278
Prepaid expenses and other assets	38,896
Total assets	5,854,057,141
Liabilities
Payable upon receipt of securities loaned	42,999,670
Payable for Fund shares redeemed	10,867,079
Payable for investments purchased	5,631,274
Management fee payable	3,282,503
Administration fees payable	824,523
Distribution fee payable	27,894
Trustees’ fees and expenses payable	2,889
Accrued expenses and other liabilities	1,603,802
Total liabilities	65,239,634
Total net assets	$5,788,817,507
Net assets consist of
Paid-in capital	$ 1,918,919,230
Total distributable earnings	3,869,898,277
Total net assets	$5,788,817,507
Computation of net asset value and offering price per share
Net assets – Class A	$ 2,881,998,354
Shares outstanding – Class A1	68,338,495
Net asset value per share – Class A	$42.17
Maximum offering price per share – Class A2	$44.74
Net assets – Class C	$ 41,926,458
Shares outstanding – Class C1	1,532,993
Net asset value per share – Class C	$27.35
Net assets – Class R6	$ 441,262,835
Shares outstanding – Class R6[1]	7,549,353
Net asset value per share – Class R6	$58.45
Net assets – Administrator Class	$ 633,594,372
Shares outstanding – Administrator Class[1]	12,277,857
Net asset value per share – Administrator Class	$51.60
Net assets – Institutional Class	$ 1,790,035,488
Shares outstanding – Institutional Class[1]	30,770,736
Net asset value per share – Institutional Class	$58.17
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  11

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $34,669)	$ 8,562,941
Securities lending income from affiliates, net	1,264,425
Income from affiliated securities	2,858
Total investment income	9,830,224
Expenses
Management fee	18,976,486
Administration fees
Class A	2,827,036
Class C	85,383
Class R6	63,047
Administrator Class	391,625
Institutional Class	1,108,313
Shareholder servicing fees
Class A	3,365,520
Class C	101,647
Administrator Class	753,124
Distribution fee
Class C	304,302
Custody and accounting fees	87,538
Professional fees	24,066
Registration fees	59,836
Shareholder report expenses	62,238
Trustees’ fees and expenses	9,707
Other fees and expenses	54,468
Total expenses	28,274,336
Less: Fee waivers and/or expense reimbursements
Fund-level	(584,394)
Class A	(291,440)
Class C	(3)
Class R6	(32,672)
Administrator Class	(181,398)
Institutional Class	(343,540)
Net expenses	26,840,889
Net investment loss	(17,010,665)
Payment from affiliate	2,016,641
Realized and unrealized gains (losses) on investments
Net realized gains on investments	518,894,575
Net change in unrealized gains (losses) on investments	559,051,513
Net realized and unrealized gains (losses) on investments	1,077,946,088
Net increase in net assets resulting from operations	1,062,952,064
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Growth Fund

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment loss		$ (17,010,665)		$ (19,740,954)
Payment from affiliate		2,016,641		0
Net realized gains on investments		518,894,575		491,576,159
Net change in unrealized gains (losses) on investments		559,051,513		638,779,053
Net increase in net assets resulting from operations		1,062,952,064		1,110,614,258
Distributions to shareholders from
Net investment income and net realized gains
Class A		(358,619,034)		(247,668,290)
Class C		(7,818,137)		(20,979,782)
Class R6		(42,602,746)		(31,160,181)
Administrator Class		(66,234,491)		(55,248,543)
Institutional Class		(166,987,346)		(133,918,973)
Total distributions to shareholders		(642,261,754)		(488,975,769)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,374,215	147,079,887	3,604,965	123,362,300
Class C	137,810	3,969,861	559,222	12,911,460
Class R6	1,180,827	67,994,436	1,488,420	65,868,480
Administrator Class	1,009,260	51,550,687	2,511,135	99,163,143
Institutional Class	2,215,338	127,764,346	6,059,936	267,887,037
		398,359,217		569,192,420
Reinvestment of distributions
Class A	8,547,067	345,130,553	7,496,110	239,800,544
Class C	276,129	7,240,102	799,568	17,614,481
Class R6	712,832	39,868,693	688,571	29,298,699
Administrator Class	1,326,828	65,545,322	1,435,464	54,762,934
Institutional Class	2,893,642	161,089,029	3,048,613	129,230,698
		618,873,699		470,707,356
Payment for shares redeemed
Class A	(4,876,748)	(210,580,109)	(9,330,225)	(310,801,661)
Class C	(3,058,532)	(94,622,080)	(3,213,997)	(78,810,374)
Class R6	(1,710,711)	(98,242,712)	(2,167,510)	(94,595,348)
Administrator Class	(1,803,931)	(92,146,596)	(5,715,194)	(225,497,878)
Institutional Class	(4,697,401)	(269,385,898)	(11,657,374)	(511,473,406)
		(764,977,395)		(1,221,178,667)
Net increase (decrease) in net assets resulting from capital share transactions		252,255,521		(181,278,891)
Total increase in net assets		672,945,831		440,359,598
Net assets
Beginning of period		5,115,871,676		4,675,512,078
End of period		$5,788,817,507		$ 5,115,871,676
The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$39.86	$35.56	$38.67	$40.38	$42.28	$49.50
Net investment loss	(0.17) [1]	(0.19)	(0.13)	(0.12)	(0.19) [1]	(0.20) [1]
Payment from affiliate	0.00 [2]	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	8.38	8.77	3.73	9.49	5.61	(0.99)
Total from investment operations	8.21	8.58	3.60	9.37	5.42	(1.19)
Distributions to shareholders from
Net realized gains	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)
Net asset value, end of period	$42.17	$39.86	$35.56	$38.67	$40.38	$42.28
Total return[3]	21.26% [4]	27.08%	13.55%	27.66%	15.95%	(1.69)%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.17%	1.18%	1.18%	1.17%	1.15%
Net expenses	1.14%	1.14%	1.16%	1.16%	1.16%	1.14%
Net investment loss	(0.78)%	(0.59)%	(0.45)%	(0.45)%	(0.49)%	(0.49)%
Supplemental data
Portfolio turnover rate	17%	37%	39%	37%	42%	38%
Net assets, end of period (000s omitted)	$2,881,998	$2,443,132	$2,116,542	$2,142,855	$1,950,551	$2,582,955

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the six months ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.01% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$27.32	$25.87	$30.33	$34.05	$37.07	$44.51
Net investment loss	(0.22) [1]	(0.32) [1]	(0.31) [1]	(0.33)	(0.41) [1]	(0.46) [1]
Payment from affiliate	1.16	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	4.99	6.05	2.56	7.69	4.71	(0.95)
Total from investment operations	5.93	5.73	2.25	7.36	4.30	(1.41)
Distributions to shareholders from
Net realized gains	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)
Net asset value, end of period	$27.35	$27.32	$25.87	$30.33	$34.05	$37.07
Total return[2]	22.65% [3]	26.11%	12.68%	26.73%	15.05%	(2.44)%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.92%	1.93%	1.93%	1.92%	1.90%
Net expenses	1.91%	1.91%	1.91%	1.91%	1.91%	1.89%
Net investment loss	(1.54)%	(1.35)%	(1.19)%	(1.19)%	(1.23)%	(1.24)%
Supplemental data
Portfolio turnover rate	17%	37%	39%	37%	42%	38%
Net assets, end of period (000s omitted)	$41,926	$114,123	$156,056	$185,346	$205,607	$321,032

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the six months ended January 31, 2021, the Fund received a payment from an affiliate which had a 5.21% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016 [1]
Net asset value, beginning of period	$53.17	$45.84	$47.53	$47.13	$47.90	$48.97
Net investment income (loss)	(0.10)	(0.07)	0.00 [2,3]	(0.01) [2]	(0.02) [2]	(0.02)
Net realized and unrealized gains on investments	11.28	11.68	5.02	11.49	6.57	4.98
Total from investment operations	11.18	11.61	5.02	11.48	6.55	4.96
Distributions to shareholders from
Net realized gains	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)
Net asset value, end of period	$58.45	$53.17	$45.84	$47.53	$47.13	$47.90
Total return[4]	21.53%	27.65%	14.06%	28.26%	16.49%	10.89%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.74%	0.75%	0.75%	0.74%	0.74%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.34)%	(0.15)%	0.00%	(0.02)%	(0.05)%	(0.23)%
Supplemental data
Portfolio turnover rate	17%	37%	39%	37%	42%	38%
Net assets, end of period (000s omitted)	$441,263	$391,705	$337,260	$242,838	$49,454	$30,906

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$47.60	$41.58	$43.89	$44.40	$45.66	$52.86
Net investment loss	(0.15) [1]	(0.16) [1]	(0.10) [1]	(0.11) [1]	(0.11) [1]	(0.14) [1]
Net realized and unrealized gains (losses) on investments	10.05	10.46	4.50	10.68	6.17	(1.03)
Total from investment operations	9.90	10.30	4.40	10.57	6.06	(1.17)
Distributions to shareholders from
Net realized gains	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)
Net asset value, end of period	$51.60	$47.60	$41.58	$43.89	$44.40	$45.66
Total return[2]	21.38%	27.31%	13.78%	27.90%	16.20%	(1.53)%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.09%	1.10%	1.10%	1.09%	1.07%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.60)%	(0.40)%	(0.25)%	(0.24)%	(0.27)%	(0.31)%
Supplemental data
Portfolio turnover rate	17%	37%	39%	37%	42%	38%
Net assets, end of period (000s omitted)	$633,594	$559,109	$561,900	$564,391	$637,987	$1,528,288

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$52.96	$45.70	$47.43	$47.07	$47.87	$54.99
Net investment loss	(0.11) [1]	(0.09) [1]	(0.01) [1]	(0.02) [1]	(0.04) [1]	(0.05) [1]
Net realized and unrealized gains (losses) on investments	11.22	11.63	4.99	11.46	6.56	(1.04)
Total from investment operations	11.11	11.54	4.98	11.44	6.52	(1.09)
Distributions to shareholders from
Net realized gains	(5.90)	(4.28)	(6.71)	(11.08)	(7.32)	(6.03)
Net asset value, end of period	$58.17	$52.96	$45.70	$47.43	$47.07	$47.87
Total return[2]	21.48%	27.58%	14.00%	28.21%	16.44%	1.31%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.85%	0.85%	0.84%	0.82%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.39)%	(0.20)%	(0.03)%	(0.03)%	(0.08)%	(0.10)%
Supplemental data
Portfolio turnover rate	17%	37%	39%	37%	42%	38%
Net assets, end of period (000s omitted)	$1,790,035	$1,607,803	$1,503,753	$1,614,575	$1,655,724	$2,398,134

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Growth Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.

Wells Fargo Growth Fund  |  19

Notes to financial statements (unaudited)
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $2,206,203,886 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,627,946,736
Gross unrealized losses	(3,753,913)
Net unrealized gains	$3,624,192,823
As of July 31, 2020, the Fund had a qualified late-year ordinary loss of $22,780,204 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

20  |  Wells Fargo Growth Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 829,785,147	$0	$0	$ 829,785,147
Consumer discretionary	780,285,654	0	0	780,285,654
Consumer staples	21,473,621	0	0	21,473,621
Financials	276,717,013	0	0	276,717,013
Health care	824,944,096	0	0	824,944,096
Industrials	489,616,148	0	0	489,616,148
Information technology	2,467,989,095	0	0	2,467,989,095
Materials	95,413,969	0	0	95,413,969
Short-term investments
Investment companies	44,171,966	0	0	44,171,966
Total assets	$5,830,396,709	$0	$0	$5,830,396,709
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Wells Fargo Growth Fund  |  21

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:
Expense ratio caps
Class A	1.16%
Class C	1.91
Class R6	0.70
Administrator Class	0.96
Institutional Class	0.75

22  |  Wells Fargo Growth Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor received $10,514 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Other transactions
On August 14, 2020, Class A and Class C of the Fund was reimbursed by Funds Management in the amount of $234,729 and $1,781,912, respectively.. The reimbursements were made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $816,350,156 and $1,217,491,439, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 7,245,586	$ (7,245,586)	$0
Barclays Capital Incorporated	10,559,347	(10,559,347)	0
Citigroup Global Markets Incorporated	12,280,522	(12,280,522)	0
JPMorgan Securities LLC	8,759,828	(8,759,828)	0
Morgan Stanley & Company LLC	334,823	(334,823)	0
National Financial Services LLC	2,915,690	(2,915,690)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

Wells Fargo Growth Fund  |  23

Notes to financial statements (unaudited)
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
12. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

24  |  Wells Fargo Growth Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Growth Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Wells Fargo Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Growth Fund  |  27

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

28  |  Wells Fargo Growth Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00366 03-22
SA206/SAR206 01-21

Semi-Annual Report
January 31, 2021
Wells Fargo Large Cap Core Fund

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The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Large Cap Core Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Core Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Large Cap Core Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Large Cap Core Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
John R. Campbell, CFA®‡
Vince Fioramonti, CFA®‡*
Average annual total returns (%) as of January 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EGOAX)	12-17-2007	4.64	11.51	11.11	11.01	12.83	11.77	1.22	1.08
Class C (EGOCX)	12-17-2007	9.10	11.97	10.92	10.10	11.97	10.92	1.97	1.83
Class R (EGOHX)[3]	9-30-2015	–	–	–	10.67	12.54	11.49	1.47	1.33
Class R6 (EGORX)[4]	9-30-2015	–	–	–	11.45	13.97	12.59	0.79	0.65
Administrator Class (WFLLX)	7-16-2010	–	–	–	11.09	12.95	11.97	1.14	0.97
Institutional Class (EGOIX)	12-17-2007	–	–	–	11.43	13.30	12.26	0.89	0.67
S&P 500 Index[5]	–	–	–	–	17.25	16.16	13.50	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Large Cap Core Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[6]
Apple Incorporated	6.08
Microsoft Corporation	5.14
Alphabet Incorporated Class C	3.18
Amazon.com Incorporated	3.05
Discovery Incorporated Class A	2.44
The Goldman Sachs Group Incorporated	2.37
Qorvo Incorporated	2.28
Hologic Incorporated	2.26
JPMorgan Chase & Company	2.24
Citizens Financial Group Incorporated	2.19
Sector allocation as of January 31, 2021[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.08% for Class A, 1.83% for Class C, 1.33% for Class R, 0.65% for Class R6, 0.97% for Administrator Class, and 0.67% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect higher expenses applicable to the Class R6 shares.
[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[7]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Large Cap Core Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,148.30	$5.69	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35	1.05%
Class C
Actual	$1,000.00	$1,143.90	$9.89	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.98	$9.30	1.83%
Class R
Actual	$1,000.00	$1,146.92	$7.20	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.77	1.33%
Class R6
Actual	$1,000.00	$1,150.41	$3.52	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,149.15	$5.25	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.32	$4.94	0.97%
Institutional Class
Actual	$1,000.00	$1,150.23	$3.63	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Large Cap Core Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.90%
Communication services: 8.90%
Diversified telecommunication services: 1.31%
AT&T Incorporated	218,854	$ 6,265,790
Entertainment: 1.97%
Activision Blizzard Incorporated	103,784	9,444,344
Interactive media & services: 3.18%
Alphabet Incorporated Class C †	8,300	15,236,642
Media: 2.44%
Discovery Incorporated Class A †	283,231	11,731,428
Consumer discretionary: 15.47%
Auto components: 1.50%
Lear Corporation	47,628	7,180,397
Household durables: 3.65%
PulteGroup Incorporated	191,744	8,340,864
Whirlpool Corporation	49,560	9,173,060
		17,513,924
Internet & direct marketing retail: 3.05%
Amazon.com Incorporated †	4,564	14,633,097
Multiline retail: 3.69%
Dollar General Corporation	40,473	7,876,451
Target Corporation	54,081	9,797,855
		17,674,306
Specialty retail: 3.58%
O'Reilly Automotive Incorporated †	20,437	8,695,330
The Home Depot Incorporated	31,344	8,488,582
		17,183,912
Consumer staples: 3.56%
Food & staples retailing: 3.56%
Costco Wholesale Corporation	26,585	9,369,352
Walmart Incorporated	54,959	7,721,190
		17,090,542
Energy: 1.95%
Oil, gas & consumable fuels: 1.95%
Chevron Corporation	54,814	4,670,153
ConocoPhillips	117,270	4,694,318
		9,364,471
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Financials: 12.14%
Banks: 4.43%
Citizens Financial Group Incorporated	287,913	$ 10,491,550
JPMorgan Chase & Company	83,662	10,764,790
		21,256,340
Capital markets: 6.28%
BlackRock Incorporated	13,504	9,469,815
Evercore Partners Incorporated Class A	84,974	9,270,663
The Goldman Sachs Group Incorporated	41,903	11,362,837
		30,103,315
Insurance: 1.43%
The Allstate Corporation	63,931	6,852,125
Health care: 15.24%
Biotechnology: 6.67%
AbbVie Incorporated	64,676	6,627,996
Amgen Incorporated	32,500	7,846,475
Regeneron Pharmaceuticals Incorporated †	14,507	7,309,207
United Therapeutics Corporation †	62,066	10,167,652
		31,951,330
Health care equipment & supplies: 2.26%
Hologic Incorporated †	135,866	10,832,596
Health care providers & services: 3.08%
Anthem Incorporated	21,563	6,403,780
CVS Health Corporation	116,951	8,379,539
		14,783,319
Pharmaceuticals: 3.23%
Bristol-Myers Squibb Company	121,543	7,466,386
Johnson & Johnson	49,230	8,030,890
		15,497,276
Industrials: 8.94%
Aerospace & defense: 1.56%
Lockheed Martin Corporation	23,267	7,487,786
Building products: 1.85%
Masco Corporation	163,036	8,854,485
Construction & engineering: 1.78%
EMCOR Group Incorporated	96,807	8,548,058
Machinery: 1.98%
Cummins Incorporated	40,543	9,504,090
Road & rail: 1.77%
J.B. Hunt Transport Services Incorporated	62,773	8,453,012
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Large Cap Core Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Information technology: 29.23%
Electronic equipment, instruments & components: 3.62%
CDW Corporation of Delaware	54,038	$ 7,114,643
Zebra Technologies Corporation Class A †	26,403	10,239,875
		17,354,518
IT services: 5.31%
Cognizant Technology Solutions Corporation Class A	114,938	8,959,417
Leidos Holdings Incorporated	76,393	8,102,242
MasterCard Incorporated Class A	26,557	8,399,714
		25,461,373
Semiconductors & semiconductor equipment: 2.28%
Qorvo Incorporated †	64,091	10,951,870
Software: 11.94%
Adobe Incorporated †	19,062	8,745,074
Fortinet Incorporated †	56,034	8,110,922
Intuit Incorporated	28,198	10,185,964
Microsoft Corporation	106,130	24,617,913
VMware Incorporated Class A †	40,468	5,578,514
		57,238,387
Technology hardware, storage & peripherals: 6.08%
Apple Incorporated	220,803	29,137,164
Materials: 3.47%
Metals & mining: 3.47%
Newmont Corporation	132,936	7,922,986
Reliance Steel & Aluminum Company	75,217	8,731,189
		16,654,175
Total Common stocks (Cost $338,519,445)		474,240,072

		Yield
Short-term investments: 2.01%
Investment companies: 2.01%
Securities Lending Cash Investments LLC ♠∩∞		0.10%	6,671,775	6,671,775
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	2,974,499	2,974,499
Total Short-term investments (Cost $9,646,274)				9,646,274
Total investments in securities (Cost $348,165,719)	100.91%			483,886,346
Other assets and liabilities, net	(0.91)			(4,356,594)
Total net assets	100.00%			$479,529,752

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 0	$79,417,610	$(72,745,835)	$0	$0	$ 6,671,775		6,671,775	$ 3,249#
Wells Fargo Government Money Market Fund Select Class	4,601,813	56,491,731	(58,119,045)	0	0	2,974,499		2,974,499	722
				$0	$0	$9,646,274	2.01%		$3,971

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Large Cap Core Fund

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $6,525,089 of securities loaned), at value (cost $338,519,445)	$ 474,240,072
Investments in affiliated securites, at value (cost $9,646,274)	9,646,274
Receivable for investments sold	2,840,203
Receivable for dividends	436,719
Receivable for Fund shares sold	59,044
Prepaid expenses and other assets	30,204
Total assets	487,252,516
Liabilities
Payable upon receipt of securities loaned	6,669,853
Payable for Fund shares redeemed	585,030
Management fee payable	223,874
Administration fees payable	78,879
Distribution fees payable	19,546
Trustees’ fees and expenses payable	2,751
Accrued expenses and other liabilities	142,831
Total liabilities	7,722,764
Total net assets	$479,529,752
Net assets consist of
Paid-in capital	$ 316,371,212
Total distributable earnings	163,158,540
Total net assets	$479,529,752
Computation of net asset value and offering price per share
Net assets – Class A	$ 319,081,601
Shares outstanding – Class A1	20,414,337
Net asset value per share – Class A	$15.63
Maximum offering price per share – Class A2	$16.58
Net assets – Class C	$ 28,859,332
Shares outstanding – Class C1	1,877,056
Net asset value per share – Class C	$15.37
Net assets – Class R	$ 510,973
Shares outstanding – Class R1	32,433
Net asset value per share – Class R	$15.75
Net assets – Class R6	$ 5,909,380
Shares outstanding – Class R6[1]	376,059
Net asset value per share – Class R6	$15.71
Net assets – Administrator Class	$ 2,079,487
Shares outstanding – Administrator Class[1]	130,370
Net asset value per share – Administrator Class	$15.95
Net assets – Institutional Class	$ 123,088,979
Shares outstanding – Institutional Class[1]	7,824,257
Net asset value per share – Institutional Class	$15.73
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  11

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends	$ 4,242,114
Income from affiliated securities	11,017
Total investment income	4,253,131
Expenses
Management fee	1,706,690
Administration fees
Class A	327,470
Class C	33,623
Class R	741
Class R6	986
Administrator Class	1,433
Institutional Class	87,269
Shareholder servicing fees
Class A	389,845
Class C	40,028
Class R	872
Administrator Class	2,736
Distribution fees
Class C	119,864
Class R	853
Custody and accounting fees	21,543
Professional fees	24,568
Registration fees	62,606
Shareholder report expenses	71,151
Trustees’ fees and expenses	9,707
Other fees and expenses	19,628
Total expenses	2,921,613
Less: Fee waivers and/or expense reimbursements
Fund-level	(385,126)
Class A	(60,378)
Class R6	(280)
Administrator Class	(406)
Institutional Class	(59,250)
Net expenses	2,416,173
Net investment income	1,836,958
Realized and unrealized gains (losses) on investments
Net realized gains on investments	35,974,502
Net change in unrealized gains (losses) on investments	30,413,735
Net realized and unrealized gains (losses) on investments	66,388,237
Net increase in net assets resulting from operations	68,225,195
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Large Cap Core Fund

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment income		$ 1,836,958		$ 7,206,846
Net realized gains on investments		35,974,502		104,757,110
Net change in unrealized gains (losses) on investments		30,413,735		(92,410,548)
Net increase in net assets resulting from operations		68,225,195		19,553,408
Distributions to shareholders from
Net investment income and net realized gains
Class A		(43,568,141)		(61,566,588)
Class C		(4,062,417)		(7,938,179)
Class R		(69,596)		(385,920)
Class R6		(942,745)		(1,869,850)
Administrator Class		(283,218)		(2,568,605)
Institutional Class		(18,363,526)		(59,147,753)
Total distributions to shareholders		(67,289,643)		(133,476,895)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	569,934	9,219,153	1,500,692	25,056,011
Class C	28,490	443,504	198,258	3,124,973
Class R	2,001	32,462	42,012	683,541
Class R6	13,339	210,917	46,727	745,853
Administrator Class	4,588	73,405	20,852	357,788
Institutional Class	634,442	10,377,917	2,471,565	41,971,331
		20,357,358		71,939,497
Reinvestment of distributions
Class A	2,687,262	41,377,941	3,568,341	58,962,830
Class C	259,190	3,893,123	419,517	6,752,912
Class R	4,276	65,764	23,014	379,887
Class R6	18,442	286,328	25,087	417,888
Administrator Class	17,840	279,907	151,848	2,548,476
Institutional Class	1,082,589	16,825,725	3,285,183	54,781,650
		62,728,788		123,843,643
Payment for shares redeemed
Class A	(1,965,986)	(31,800,548)	(4,307,171)	71,082,640
Class C	(577,963)	(9,188,715)	(1,065,243)	(16,770,044)
Class R	(31,823)	(513,216)	(117,013)	(1,764,327)
Class R6	(71,325)	(1,155,699)	(364,215)	(6,430,922)
Administrator Class	(32,413)	(541,987)	(912,779)	(13,878,044)
Institutional Class	(3,081,921)	(50,216,206)	(28,685,504)	(504,129,832)
		(93,416,371)		(614,055,809)
Net decrease in net assets resulting from capital share transactions		(10,330,225)		(418,272,669)
Total decrease in net assets		(9,394,673)		(532,196,156)
Net assets
Beginning of period		488,924,425		1,021,120,581
End of period		$479,529,752		$ 488,924,425
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.71	$18.57	$20.82	$18.01	$15.13	$15.81
Net investment income	0.05	0.14	0.25	0.15	0.15	0.10
Net realized and unrealized gains (losses) on investments	2.22	0.51	(0.29)	3.01	2.85	(0.60)
Total from investment operations	2.27	0.65	(0.04)	3.16	3.00	(0.50)
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.16)	(0.13)	(0.12)	(0.05)
Net realized gains	(2.20)	(3.22)	(2.05)	(0.22)	0.00	(0.13)
Total distributions to shareholders	(2.35)	(3.51)	(2.21)	(0.35)	(0.12)	(0.18)
Net asset value, end of period	$15.63	$15.71	$18.57	$20.82	$18.01	$15.13
Total return[1]	14.83%	2.86%	1.10%	17.66%	19.94%	(3.18)%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.23%	1.19%	1.18%	1.19%	1.20%
Net expenses	1.05%	1.06%	1.08%	1.10%	1.14%	1.14%
Net investment income	0.69%	0.97%	1.42%	0.73%	0.82%	0.80%
Supplemental data
Portfolio turnover rate	28%	28%	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$319,082	$300,373	$341,045	$360,937	$329,974	$359,971

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Large Cap Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.41	$18.22	$20.44	$17.70	$14.87	$15.61
Net investment income (loss)	(0.01)	0.03	0.13	(0.00) [1]	0.00 [2]	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	2.18	0.47	(0.30)	2.96	2.83	(0.61)
Total from investment operations	2.17	0.50	(0.17)	2.96	2.83	(0.61)
Distributions to shareholders from
Net investment income	(0.01)	(0.09)	0.00	0.00	0.00	0.00
Net realized gains	(2.20)	(3.22)	(2.05)	(0.22)	0.00	(0.13)
Total distributions to shareholders	(2.21)	(3.31)	(2.05)	(0.22)	0.00	(0.13)
Net asset value, end of period	$15.37	$15.41	$18.22	$20.44	$17.70	$14.87
Total return[4]	14.39%	2.01%	0.34%	16.78%	19.03%	(3.90)%
Ratios to average net assets (annualized)
Gross expenses	1.99%	1.97%	1.94%	1.93%	1.94%	1.95%
Net expenses	1.83%	1.83%	1.83%	1.85%	1.89%	1.89%
Net investment income (loss)	(0.08)%	0.21%	0.67%	(0.02)%	0.07%	0.02%
Supplemental data
Portfolio turnover rate	28%	28%	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$28,859	$33,405	$47,649	$61,529	$60,697	$71,512

[1]	Amount is more than $(0.005)
[2]	Amount is less than $0.005.
[3]	Calculated based upon average shares outstanding
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016 [1]
Net asset value, beginning of period	$15.70	$18.57	$20.81	$18.04	$15.17	$14.66
Net investment income	0.04 [2]	0.11 [2]	0.21	0.12	0.13	0.06
Net realized and unrealized gains (losses) on investments	2.21	0.49	(0.29)	2.99	2.84	0.66
Total from investment operations	2.25	0.60	(0.08)	3.11	2.97	0.72
Distributions to shareholders from
Net investment income	(0.00) [3]	(0.25)	(0.11)	(0.12)	(0.10)	(0.08)
Net realized gains	(2.20)	(3.22)	(2.05)	(0.22)	0.00	(0.13)
Total distributions to shareholders	(2.20)	(3.47)	(2.16)	(0.34)	(0.10)	(0.21)
Net asset value, end of period	$15.75	$15.70	$18.57	$20.81	$18.04	$15.17
Total return[4]	14.69%	2.56%	0.87%	17.37%	19.64%	4.90%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.47%	1.44%	1.43%	1.44%	1.46%
Net expenses	1.33%	1.33%	1.33%	1.34%	1.39%	1.39%
Net investment income	0.45%	0.69%	1.18%	0.48%	0.51%	0.52%
Supplemental data
Portfolio turnover rate	28%	28%	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$511	$910	$2,043	$2,042	$1,369	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Large Cap Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016 [1]
Net asset value, beginning of period	$15.81	$18.68	$20.92	$18.09	$15.24	$14.66
Net investment income	0.09	0.24 [2]	0.34	0.22 [2]	0.25 [2]	0.20
Net realized and unrealized gains (losses) on investments	2.23	0.48	(0.30)	3.04	3.33	0.62
Total from investment operations	2.32	0.72	0.04	3.26	3.58	0.82
Distributions to shareholders from
Net investment income	(0.22)	(0.37)	(0.23)	(0.21)	(0.73)	(0.11)
Net realized gains	(2.20)	(0.22)	(2.05)	(0.22)	0.00	(0.13)
Total distributions to shareholders	(2.42)	(3.59)	(2.28)	(0.43)	(0.73)	(0.24)
Net asset value, end of period	$15.71	$15.81	$18.68	$20.92	$18.09	$15.24
Total return[3]	15.04%	3.23%	1.60%	18.16%	24.01%	5.57%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.79%	0.75%	0.75%	0.76%	0.77%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.68%	0.68%
Net investment income	1.10%	1.40%	1.83%	1.08%	1.62%	1.31%
Supplemental data
Portfolio turnover rate	28%	28%	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$5,909	$6,570	$13,223	$15,225	$122	$2,449

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.96	$18.82	$21.05	$18.21	$15.18	$15.87
Net investment income	0.06 [1]	0.18 [1]	0.29 [1]	0.17 [1]	0.16 [1]	0.15
Net realized and unrealized gains (losses) on investments	2.26	0.49	(0.30)	3.05	2.87	(0.62)
Total from investment operations	2.32	0.67	0.01	3.22	3.03	(0.47)
Distributions to shareholders from
Net investment income	(0.13)	(0.31)	(0.17)	(0.16)	(0.00) [2]	(0.09)
Net realized gains	(2.20)	(3.22)	(2.05)	(0.220)	0.00	(0.13)
Total distributions to shareholders	(2.33)	(3.53)	(2.22)	(0.38)	(0.00) [2]	(0.22)
Net asset value, end of period	$15.95	$15.96	$18.82	$21.05	$18.21	$15.18
Total return[3]	14.92%	2.90%	1.26%	17.81%	19.99%	(2.98)%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.13%	1.10%	1.10%	1.10%	1.12%
Net expenses	0.97%	0.97%	0.97%	0.98%	1.00%	0.96%
Net investment income	0.77%	1.04%	1.52%	0.86%	1.00%	0.95%
Supplemental data
Portfolio turnover rate	28%	28%	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$2,079	$2,241	$16,566	$25,444	$32,091	$57,879

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Large Cap Core Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.83	$18.70	$20.95	$18.12	$15.23	$15.91
Net investment income	0.09 [1]	0.24 [1]	0.34	0.23	0.18	0.18 [1]
Net realized and unrealized gains (losses) on investments	2.23	0.48	(0.30)	3.03	2.91	(0.62)
Total from investment operations	2.32	0.72	0.04	3.26	3.09	(0.44)
Distributions to shareholders from
Net investment income	(0.22)	(0.37)	(0.24)	(0.21)	(0.20)	(0.11)
Net realized gains	(2.20)	(3.22)	(2.05)	(0.22)	0.00	(0.13)
Total distributions to shareholders	(2.42)	(3.59)	(2.29)	(0.43)	(0.20)	(0.24)
Net asset value, end of period	$15.73	$15.83	$18.70	$20.95	$18.12	$15.23
Total return[2]	15.02%	3.22%	1.56%	18.16%	20.43%	(2.75)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.89%	0.86%	0.85%	0.86%	0.87%
Net expenses	0.67%	0.67%	0.67%	0.68%	0.70%	0.70%
Net investment income	1.09%	1.40%	1.82%	1.15%	1.23%	1.22%
Supplemental data
Portfolio turnover rate	28%	28%	45%	33%	50%	51%
Net assets, end of period (000s omitted)	$123,089	$145,425	$600,595	$690,855	$621,864	$412,678

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Core Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.

20  |  Wells Fargo Large Cap Core Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $348,471,770 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$142,475,497
Gross unrealized losses	(7,060,921)
Net unrealized gains	$135,414,576
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Large Cap Core Fund  |  21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 42,678,204	$0	$0	$ 42,678,204
Consumer discretionary	74,185,636	0	0	74,185,636
Consumer staples	17,090,542	0	0	17,090,542
Energy	9,364,471	0	0	9,364,471
Financials	58,211,780	0	0	58,211,780
Health care	73,064,521	0	0	73,064,521
Industrials	42,847,431	0	0	42,847,431
Information technology	140,143,312	0	0	140,143,312
Materials	16,654,175	0	0	16,654,175
Short-term investments
Investment companies	9,646,274	0	0	9,646,274
Total assets	$483,886,346	$0	$0	$483,886,346
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of

22  |  Wells Fargo Large Cap Core Fund

Notes to financial statements (unaudited)
Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:
Expense ratio caps
Class A	1.08%
Class C	1.83
Class R	1.33
Class R6	0.65
Administrator Class	0.97
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor received $736 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Wells Fargo Large Cap Core Fund  |  23

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $135,048,357 and $212,656,348, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
BNP Paribas Securities Corporation	$6,525,089	$(6,525,089)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24  |  Wells Fargo Large Cap Core Fund

Notes to financial statements (unaudited)
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
12. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Wells Fargo Large Cap Core Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Wells Fargo Large Cap Core Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Large Cap Core Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Wells Fargo Large Cap Core Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Large Cap Core Fund  |  29

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
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 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00368 03-22
SA208/SAR208 01-21

Semi-Annual Report
January 31, 2021
Wells Fargo
Large Cap Growth Fund

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The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Large Cap Growth Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Growth Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Large Cap Growth Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Large Cap Growth Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Joseph M. Eberhardy, CFA®‡, CPA
Robert Gruendyke, CFA®‡
Thomas C. Ognar, CFA®‡
Average annual total returns (%) as of January 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STAFX)	7-30-2010	17.16	17.88	13.90	24.31	19.28	14.58	1.18	1.07
Class C (STOFX)	7-30-2010	22.38	18.38	13.72	23.38	18.38	13.72	1.93	1.82
Class R (STMFX)[3]	6-15-2012	–	–	–	23.99	18.97	14.29	1.43	1.32
Class R4 (SLGRX)[4]	11-30-2012	–	–	–	24.37	19.56	14.91	0.90	0.80
Class R6 (STFFX)[5]	11-30-2012	–	–	–	24.81	19.78	15.06	0.75	0.65
Administrator Class (STDFX)	7-30-2010	–	–	–	24.44	19.42	14.72	1.10	0.95
Institutional Class (STNFX)	7-30-2010	–	–	–	24.66	19.65	14.98	0.85	0.75
Russell 1000® Growth Index[6]	–	–	–	–	34.46	22.22	16.83	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class and shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Large Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[7]
Amazon.com Incorporated	9.86
Microsoft Corporation	9.63
Apple Incorporated	4.95
PayPal Holdings Incorporated	4.76
Facebook Incorporated Class A	4.05
Alphabet Incorporated Class A	4.01
MasterCard Incorporated Class A	3.93
MarketAxess Holdings Incorporated	3.48
Visa Incorporated Class A	2.61
ServiceNow Incorporated	2.10
Sector allocation as of January 31, 2021[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.07% for Class A, 1.82% for Class C, 1.32% for Class R, 0.80% for Class R4, 0.65% for Class R6, 0.95% for Administrator Class, and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R4 shares.
[5]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[6]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
[7]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[8]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Large Cap Growth Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,097.31	$5.50	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.30	1.04%
Class C
Actual	$1,000.00	$1,093.07	$9.60	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.03	$9.25	1.82%
Class R
Actual	$1,000.00	$1,095.91	$6.81	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.56	1.29%
Class R4
Actual	$1,000.00	$1,098.59	$4.23	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,099.35	$3.44	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,097.88	$5.02	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,098.71	$3.97	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Large Cap Growth Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.54%
Communication services: 10.69%
Entertainment: 1.47%
Activision Blizzard Incorporated	119,630	$ 10,886,330
Roku Incorporated †	5,675	2,207,745
Spotify Technology SA †	10,560	3,326,400
		16,420,475
Interactive media & services: 9.22%
Alphabet Incorporated Class A †	24,480	44,733,773
Alphabet Incorporated Class C †	7,035	12,914,431
Facebook Incorporated Class A †	174,825	45,162,542
		102,810,746
Consumer discretionary: 15.37%
Hotels, restaurants & leisure: 1.62%
Chipotle Mexican Grill Incorporated †	12,180	18,026,400
Internet & direct marketing retail: 9.86%
Amazon.com Incorporated †	34,320	110,036,784
Specialty retail: 2.57%
The Home Depot Incorporated	55,110	14,924,890
The TJX Companies Incorporated	214,335	13,726,013
		28,650,903
Textiles, apparel & luxury goods: 1.32%
Nike Incorporated Class B	110,480	14,759,023
Consumer staples: 0.96%
Beverages: 0.58%
Boston Beer Company Incorporated Class A †	7,000	6,418,230
Personal products: 0.38%
The Estee Lauder Companies Incorporated Class A	18,145	4,294,014
Financials: 4.59%
Capital markets: 4.59%
MarketAxess Holdings Incorporated	71,755	38,802,234
MSCI Incorporated	21,445	8,477,209
Tradeweb Markets Incorporated Class A	65,200	3,963,508
		51,242,951
Health care: 9.66%
Biotechnology: 0.59%
Seagen Incorporated †	40,470	6,648,007
Health care equipment & supplies: 5.44%
Abbott Laboratories	150,225	18,566,308
Boston Scientific Corporation †	299,359	10,609,283
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Edwards Lifesciences Corporation †	259,030	$ 21,390,697
Stryker Corporation	45,740	10,108,997
		60,675,285
Health care technology: 0.85%
Veeva Systems Incorporated Class A †	34,150	9,440,426
Life sciences tools & services: 0.70%
Agilent Technologies Incorporated	65,070	7,819,462
Pharmaceuticals: 2.08%
Horizon Therapeutics plc †	74,160	5,375,117
Zoetis Incorporated	115,750	17,854,438
		23,229,555
Industrials: 9.15%
Air freight & logistics: 1.71%
FedEx Corporation	39,900	9,390,066
United Parcel Service Incorporated Class B	62,800	9,734,000
		19,124,066
Commercial services & supplies: 1.73%
Copart Incorporated †	104,960	11,519,360
Waste Connections Incorporated	78,720	7,754,707
		19,274,067
Professional services: 0.84%
CoStar Group Incorporated †	10,415	9,370,480
Road & rail: 4.87%
CSX Corporation	148,690	12,750,911
Norfolk Southern Corporation	83,000	19,639,460
Uber Technologies Incorporated †	164,005	8,352,775
Union Pacific Corporation	68,745	13,575,075
		54,318,221
Information technology: 44.57%
IT services: 16.76%
Affirm Holdings Incorporated †	13,689	1,363,288
Fidelity National Information Services Incorporated	119,003	14,692,110
Global Payments Incorporated	79,585	14,048,344
MasterCard Incorporated Class A	138,660	43,856,771
PayPal Holdings Incorporated †	226,635	53,102,847
Shopify Incorporated Class A †	2,295	2,521,264
Snowflake Incorporated Class A †	11,995	3,268,038
Square Incorporated Class A †	48,250	10,420,070
Twilio Incorporated Class A †	40,775	14,655,758
Visa Incorporated Class A	150,640	29,111,180
		187,039,670
Semiconductors & semiconductor equipment: 4.90%
Microchip Technology Incorporated	171,770	23,379,615
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Large Cap Growth Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment (continued)
NVIDIA Corporation	39,330	$ 20,435,475
Texas Instruments Incorporated	65,425	10,840,268
		54,655,358
Software: 17.96%
Adobe Incorporated †	14,395	6,603,994
Atlassian Corporation plc Class A †	41,825	9,667,012
Crowdstrike Holdings Incorporated Class A †	26,690	5,759,702
Dynatrace Incorporated †	255,900	10,622,409
Microsoft Corporation	463,240	107,453,150
RingCentral Incorporated Class A †	42,340	15,789,433
ServiceNow Incorporated †	43,130	23,426,491
Splunk Incorporated †	71,400	11,783,142
Workday Incorporated Class A †	40,500	9,214,965
		200,320,298
Technology hardware, storage & peripherals: 4.95%
Apple Incorporated	418,690	55,250,332
Materials: 4.55%
Chemicals: 4.55%
Air Products & Chemicals Incorporated	71,810	19,156,036
Ecolab Incorporated	54,755	11,197,945
Linde plc	83,085	20,389,059
		50,743,040
Total Common stocks (Cost $475,403,684)		1,110,567,793

		Yield
Short-term investments: 0.04%
Investment companies: 0.04%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	459,883	459,883
Total Short-term investments (Cost $459,883)				459,883
Total investments in securities (Cost $475,863,567)	99.58%			1,111,027,676
Other assets and liabilities, net	0.42			4,693,962
Total net assets	100.00%			$1,115,721,638

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC*	$ 0	$17,753,375	$(17,753,375)	$0	$0	$ 0		0	$175 #
Wells Fargo Government Money Market Fund Select Class	2,815,713	94,192,247	(96,548,077)	0	0	459,883		459,883	764
				$0	$0	$459,883	0.04%		$939

*	No longer held at the end of period.
#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Large Cap Growth Fund

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $475,403,684)	$ 1,110,567,793
Investments in affiliated securites, at value (cost $459,883)	459,883
Cash	30,961
Receivable for investments sold	9,871,422
Receivable for Fund shares sold	333,265
Receivable for dividends	323,244
Prepaid expenses and other assets	13,716
Total assets	1,121,600,284
Liabilities
Payable for investments purchased	3,395,476
Payable for Fund shares redeemed	1,506,401
Management fee payable	567,548
Administration fees payable	140,614
Distribution fees payable	5,445
Trustees’ fees and expenses payable	2,390
Accrued expenses and other liabilities	260,772
Total liabilities	5,878,646
Total net assets	$1,115,721,638
Net assets consist of
Paid-in capital	$ 434,614,485
Total distributable earnings	681,107,153
Total net assets	$1,115,721,638
Computation of net asset value and offering price per share
Net assets – Class A	$ 618,358,702
Shares outstanding – Class A1	13,026,428
Net asset value per share – Class A	$47.47
Maximum offering price per share – Class A2	$50.37
Net assets – Class C	$ 7,196,855
Shares outstanding – Class C1	178,250
Net asset value per share – Class C	$40.38
Net assets – Class R	$ 2,644,736
Shares outstanding – Class R1	58,239
Net asset value per share – Class R	$45.41
Net assets – Class R4	$ 17,482
Shares outstanding – Class R4[1]	353
Net asset value per share – Class R4	$49.52
Net assets – Class R6	$ 337,877,081
Shares outstanding – Class R6[1]	6,739,988
Net asset value per share – Class R6	$50.13
Net assets – Administrator Class	$ 77,677,283
Shares outstanding – Administrator Class[1]	1,604,305
Net asset value per share – Administrator Class	$48.42
Net assets – Institutional Class	$ 71,949,499
Shares outstanding – Institutional Class[1]	1,444,983
Net asset value per share – Institutional Class	$49.79
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  11

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $8,193)	$ 3,004,710
Income from affiliated securities	1,921
Total investment income	3,006,631
Expenses
Management fee	3,829,712
Administration fees
Class A	645,619
Class C	9,219
Class R	3,476
Class R4	8
Class R6	50,895
Administrator Class	52,236
Institutional Class	48,226
Shareholder servicing fees
Class A	768,595
Class C	10,975
Class R	3,596
Class R4	7
Administrator Class	100,454
Distribution fees
Class C	32,892
Class R	3,513
Custody and accounting fees	24,281
Professional fees	24,016
Registration fees	58,935
Shareholder report expenses	35,037
Trustees’ fees and expenses	9,707
Other fees and expenses	19,329
Total expenses	5,730,728
Less: Fee waivers and/or expense reimbursements
Fund-level	(375,081)
Class A	(207,255)
Class C	(1,604)
Class R6	(46,379)
Administrator Class	(28,886)
Institutional Class	(10,037)
Net expenses	5,061,486
Net investment loss	(2,054,855)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	104,071,071
Net change in unrealized gains (losses) on investments	1,972,450
Net realized and unrealized gains (losses) on investments	106,043,521
Net increase in net assets resulting from operations	103,988,666
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Large Cap Growth Fund

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment loss		$ (2,054,855)		$ (921,213)
Net realized gains on investments		104,071,071		102,201,550
Net change in unrealized gains (losses) on investments		1,972,450		109,642,689
Net increase in net assets resulting from operations		103,988,666		210,923,026
Distributions to shareholders from
Net investment income and net realized gains
Class A		(79,883,893)		(48,085,264)
Class C		(1,111,827)		(1,095,349)
Class R		(455,637)		(417,971)
Class R4		(2,447)		(85,773)
Class R6		(42,121,261)		29,201,378
Administrator Class		(10,082,395)		(6,247,883)
Institutional Class		(9,083,723)		(6,697,849)
Total distributions to shareholders		(142,741,183)		(91,831,467)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	224,064	11,421,162	380,850	16,129,700
Class C	8,779	385,789	51,726	1,741,347
Class R	7,874	366,163	32,914	1,386,119
Class R4	0	0	10,868	467,147
Class R6	539,917	28,597,175	1,409,952	60,242,135
Administrator Class	54,337	2,802,980	222,967	9,665,543
Institutional Class	79,261	4,217,464	196,605	8,571,145
		47,790,733		98,203,136
Reinvestment of distributions
Class A	1,646,859	77,616,455	1,127,986	46,360,245
Class C	27,637	1,109,089	25,717	927,347
Class R	7,808	352,223	4,263	169,064
Class R4	0	0	1,974	84,285
Class R6	795,939	39,597,989	647,777	27,895,354
Administrator Class	209,572	10,074,123	149,395	6,242,050
Institutional Class	175,339	8,665,260	140,193	6,001,246
		137,415,139		87,679,591
Payment for shares redeemed
Class A	(688,311)	(34,957,128)	(1,628,537)	(68,860,332)
Class C	(87,100)	(3,977,750)	(140,447)	(5,259,663)
Class R	(26,931)	(1,248,673)	(72,655)	(2,962,212)
Class R4	0	0	(32,078)	(1,411,121)
Class R6	(901,267)	(47,730,441)	(2,851,205)	(123,114,591)
Administrator Class	(231,568)	(11,990,989)	(296,951)	(12,894,932)
Institutional Class	(216,223)	(11,454,268)	(679,804)	(30,194,632)
		(111,359,249)		(244,697,483)
Net increase (decrease) in net assets resulting from capital share transactions		73,846,623		(58,814,756)
Total increase in net assets		35,094,106		60,276,803
Net assets
Beginning of period		1,080,627,532		1,020,350,729
End of period		$1,115,721,638		$1,080,627,532
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$49.63	$44.23	$52.01	$50.10	$46.05	$49.55
Net investment loss	(0.13) [1]	(0.11)	(0.03) [1]	(0.08)	(0.03) [1]	(0.03) [1]
Net realized and unrealized gains (losses) on investments	4.90	9.66	3.47	12.56	6.39	(0.92)
Total from investment operations	4.77	9.55	3.44	12.48	6.36	(0.95)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.00) [2]
Net realized gains	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)
Total distributions to shareholders	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)
Net asset value, end of period	$47.47	$49.63	$44.23	$52.01	$50.10	$46.05
Total return[3]	9.73%	23.51%	11.00%	27.98%	14.60%	(1.83)%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.18%	1.18%	1.17%	1.17%	1.16%
Net expenses	1.04%	1.05%	1.07%	1.07%	1.07%	1.07%
Net investment loss	(0.50)%	(0.24)%	(0.07)%	(0.16)%	(0.06)%	(0.06)%
Supplemental data
Portfolio turnover rate	19%	34%	43%	34%	40%	31%
Net assets, end of period (000s omitted)	$618,359	$587,771	$529,110	$534,694	$516,410	$576,502

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Large Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$43.32	$39.41	$47.97	$47.25	$43.88	$47.68
Net investment loss	(0.28) [1]	(0.38) [1]	(0.32) [1]	(0.31)	(0.35) [1]	(0.32) [1]
Net realized and unrealized gains (losses) on investments	4.27	8.44	2.98	11.60	6.03	(0.93)
Total from investment operations	3.99	8.06	2.66	11.29	5.68	(1.25)
Distributions to shareholders from
Net realized gains	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)
Net asset value, end of period	$40.38	$43.32	$39.41	$47.97	$47.25	$43.88
Total return[2]	9.31%	22.57%	10.17%	27.03%	13.74%	(2.56)%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.93%	1.93%	1.92%	1.91%	1.91%
Net expenses	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%
Net investment loss	(1.28)%	(1.00)%	(0.80)%	(0.90)%	(0.81)%	(0.75)%
Supplemental data
Portfolio turnover rate	19%	34%	43%	34%	40%	31%
Net assets, end of period (000s omitted)	$7,197	$9,918	$11,504	$15,586	$14,640	$18,877

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$47.81	$42.86	$50.89	$49.34	$45.50	$49.11
Net investment loss	(0.18) [1]	(0.20) [1]	(0.13) [1]	(0.20) [1]	(0.14) [1]	(0.10) [1]
Net realized and unrealized gains (losses) on investments	4.71	9.30	3.32	12.32	6.29	(0.96)
Total from investment operations	4.53	9.10	3.19	12.12	6.15	(1.06)
Distributions to shareholders from
Net realized gains	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)
Net asset value, end of period	$45.41	$47.81	$42.86	$50.89	$49.34	$45.50
Total return[2]	9.59%	23.16%	10.74%	27.65%	14.30%	(2.08)%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.41%	1.42%	1.42%	1.41%	1.41%
Net expenses	1.29%	1.32%	1.32%	1.32%	1.32%	1.32%
Net investment loss	(0.75)%	(0.49)%	(0.29)%	(0.40)%	(0.31)%	(0.23)%
Supplemental data
Portfolio turnover rate	19%	34%	43%	34%	40%	31%
Net assets, end of period (000s omitted)	$2,645	$3,322	$4,499	$5,661	$6,387	$8,218

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Large Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R4	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$51.43	$45.72	$53.23	$50.94	$46.69	$50.23
Net investment income (loss)	(0.07)	0.02 [1]	0.11 [1]	0.05 [1]	0.11 [1]	0.13
Net realized and unrealized gains (losses) on investments	5.09	9.91	3.60	12.81	6.50	(0.95)
Total from investment operations	5.02	9.93	3.71	12.86	6.61	(0.82)
Distributions to shareholders from
Net investment income	0.00	(0.07)	0.00	0.00	(0.05)	(0.17)
Net realized gains	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)
Total distributions to shareholders	(6.93)	(4.22)	(11.22)	(10.57)	(2.36)	(2.72)
Net asset value, end of period	$49.52	$51.43	$45.72	$53.23	$50.94	$46.69
Total return[2]	9.86%	23.59%	11.32%	28.31%	14.96%	(1.54)%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.90%	0.90%	0.90%	0.88%	0.88%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.78%
Net investment income (loss)	(0.25)%	0.05%	0.24%	0.10%	0.25%	0.27%
Supplemental data
Portfolio turnover rate	19%	34%	43%	34%	40%	31%
Net assets, end of period (000s omitted)	$17	$18	$896	$2,089	$337	$8,400

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$51.95	$46.06	$53.49	$51.12	$46.82	$50.34
Net investment income (loss)	(0.03) [1]	0.08 [1]	0.16 [1]	0.14	0.17	0.22
Net realized and unrealized gains (losses) on investments	5.14	10.09	3.65	12.85	6.52	(0.97)
Total from investment operations	5.11	10.17	3.81	12.99	6.69	(0.75)
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.02)	(0.05)	(0.08)	(0.22)
Net realized gains	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)
Total distributions to shareholders	(6.93)	(4.28)	(11.24)	(10.62)	(2.39)	(2.77)
Net asset value, end of period	$50.13	$51.95	$46.06	$53.49	$51.12	$46.82
Total return[2]	9.94%	24.03%	11.46%	28.51%	15.09%	(1.39)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.75%	0.75%	0.74%	0.73%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.64%
Net investment income (loss)	(0.11)%	0.17%	0.35%	0.27%	0.36%	0.39%
Supplemental data
Portfolio turnover rate	19%	34%	43%	34%	40%	31%
Net assets, end of period (000s omitted)	$337,877	$327,584	$326,990	$327,943	$307,048	$225,805

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Large Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$50.47	$44.87	$52.54	$50.46	$46.32	$49.84
Net investment income (loss)	(0.10)	(0.07)	0.02	(0.01)	0.05	0.05
Net realized and unrealized gains (losses) on investments	4.98	9.83	3.53	12.66	6.41	(0.94)
Total from investment operations	4.88	9.76	3.55	12.65	6.46	(0.89)
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00	0.00	(0.01)	(0.08)
Net realized gains	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)
Total distributions to shareholders	(6.93)	(4.16)	(11.22)	(10.57)	(2.32)	(2.63)
Net asset value, end of period	$48.42	$50.47	$44.87	$52.54	$50.46	$46.32
Total return[1]	9.79%	23.63%	11.14%	28.14%	14.75%	(1.71)%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.10%	1.09%	1.08%	1.08%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.41)%	(0.14)%	0.05%	(0.03)%	0.06%	0.12%
Supplemental data
Portfolio turnover rate	19%	34%	43%	34%	40%	31%
Net assets, end of period (000s omitted)	$77,677	$79,334	$67,158	$79,154	$80,937	$237,577

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Cap Growth Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$51.67	$45.84	$53.31	$51.00	$46.74	$50.30
Net investment income (loss)	(0.06) [1]	0.03 [1]	0.12 [1]	0.10 [1]	0.12 [1]	0.17 [1]
Net realized and unrealized gains (losses) on investments	5.11	10.04	3.63	12.80	6.51	(0.96)
Total from investment operations	5.05	10.07	3.75	12.90	6.63	(0.79)
Distributions to shareholders from
Net investment income	0.00	(0.09)	0.00	(0.02)	(0.06)	(0.22)
Net realized gains	(6.93)	(4.15)	(11.22)	(10.57)	(2.31)	(2.55)
Total distributions to shareholders	(6.93)	(4.24)	(11.22)	(10.59)	(2.37)	(2.77)
Net asset value, end of period	$49.79	$51.67	$45.84	$53.31	$51.00	$46.74
Total return[2]	9.87%	23.89%	11.37%	28.37%	14.98%	(1.49)%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.85%	0.84%	0.83%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.71%
Net investment income (loss)	(0.21)%	0.07%	0.26%	0.18%	0.27%	0.37%
Supplemental data
Portfolio turnover rate	19%	34%	43%	34%	40%	31%
Net assets, end of period (000s omitted)	$71,949	$72,681	$80,194	$95,809	$169,836	$316,310

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Large Cap Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Wells Fargo Large Cap Growth Fund  |  21

Notes to financial statements (unaudited)
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $476,480,591 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$636,920,559
Gross unrealized losses	(2,373,474)
Net unrealized gains	$634,547,085
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Wells Fargo Large Cap Growth Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 119,231,221	$0	$0	$ 119,231,221
Consumer discretionary	171,473,110	0	0	171,473,110
Consumer staples	10,712,244	0	0	10,712,244
Financials	51,242,951	0	0	51,242,951
Health care	107,812,735	0	0	107,812,735
Industrials	102,086,834	0	0	102,086,834
Information technology	497,265,658	0	0	497,265,658
Materials	50,743,040	0	0	50,743,040
Short-term investments
Investment companies	459,883	0	0	459,883
Total assets	$1,111,027,676	$0	$0	$1,111,027,676
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Wells Fargo Large Cap Growth Fund  |  23

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R4	0.08
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:

24  |  Wells Fargo Large Cap Growth Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.07%
Class C	1.82
Class R	1.32
Class R4	0.80
Class R6	0.65
Administrator Class	0.95
Institutional Class	0.75
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.21% of the average daily net assets of Class R shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor received $1,353 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $213,734,105 and $291,230,840, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2021, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

Wells Fargo Large Cap Growth Fund  |  25

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
12. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

26  |  Wells Fargo Large Cap Growth Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Large Cap Growth Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Wells Fargo Large Cap Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Large Cap Growth Fund  |  29

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

30  |  Wells Fargo Large Cap Growth Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00370 03-22
SA209/SAR209 01-21

Semi-Annual Report
January 31, 2021
Wells Fargo
Large Company Value Fund

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The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Large Company Value Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Large Company Value Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Large Company Value Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Large Company Value Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Dennis Bein, CFA®‡
Ryan Brown, CFA®‡
Harindra de Silva, Ph.D., CFA®‡
Average annual total returns (%) as of January 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WLCAX)	3-31-2008	3.72	9.39	8.18	10.04	10.69	8.82	0.99	0.83
Class C (WFLVX)	3-31-2008	8.18	9.85	8.01	9.18	9.85	8.01	1.74	1.58
Class R6(WTLVX) [3]	4-7-2017	–	–	–	10.39	11.13	9.30	0.56	0.40
Administrator Class (WWIDX)	12-31-2001	–	–	–	10.10	10.78	9.01	0.91	0.75
Institutional Class (WLCIX)	3-31-2008	–	–	–	10.36	11.06	9.26	0.66	0.50
Russell 1000® Value Index [4]	–	–	–	–	4.09	10.71	10.15	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

4  |  Wells Fargo Large Company Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[5]
Exxon Mobil Corporation	3.19
JPMorgan Chase & Company	2.83
Pfizer Incorporated	2.74
Linde plc	2.66
Raytheon Technologies Corporation	2.56
Berkshire Hathaway Incorporated Class B	2.50
CSX Corporation	2.26
UnitedHealth Group Incorporated	2.23
AT&T Incorporated	2.20
US Bancorp	2.17
Sector distribution as of January 31, 2021[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.83% for Class A, 1.58% for Class C, 0.40% for Class R6, 0.75% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect the Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.
[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
[5]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[6]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Large Company Value Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,193.47	$4.48	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class C
Actual	$1,000.00	$1,189.33	$8.72	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R6
Actual	$1,000.00	$1,195.20	$2.21	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,193.51	$4.15	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Institutional Class
Actual	$1,000.00	$1,195.19	$2.77	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Large Company Value Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.64%
Communication services: 7.32%
Diversified telecommunication services: 4.34%
AT&T Incorporated	164,011	$ 4,695,635
Verizon Communications Incorporated	83,405	4,566,424
		9,262,059
Entertainment: 1.32%
The Walt Disney Company	16,693	2,807,262
Media: 1.66%
Comcast Corporation Class A	71,506	3,544,552
Consumer discretionary: 9.24%
Auto components: 1.94%
Gentex Corporation	125,443	4,145,891
Automobiles: 1.05%
Tesla Motors Incorporated †	2,824	2,240,929
Hotels, restaurants & leisure: 1.14%
Chipotle Mexican Grill Incorporated †	698	1,033,040
Shake Shack Incorporated Class A †	12,356	1,401,418
		2,434,458
Household durables: 2.14%
Garmin Limited	16,621	1,909,088
Sonos Incorporated †	101,548	2,655,480
		4,564,568
Specialty retail: 1.70%
GrowGeneration Corporation †	1,915	82,709
Ross Stores Incorporated	25,330	2,818,976
The TJX Companies Incorporated	11,135	713,085
		3,614,770
Textiles, apparel & luxury goods: 1.27%
lululemon athletica Incorporated †	5,039	1,656,219
Nike Incorporated Class B	7,926	1,058,834
		2,715,053
Consumer staples: 8.27%
Beverages: 0.01%
PepsiCo Incorporated	226	30,865
Food & staples retailing: 3.33%
Costco Wholesale Corporation	8,198	2,889,221
Performance Food Group Company †	22,750	1,066,520
The Kroger Company	74,887	2,583,602
Walmart Incorporated	4,011	563,505
		7,102,848
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Food products: 1.51%
Hormel Foods Corporation	2,642	$ 123,804
Tyson Foods Incorporated Class A	48,054	3,090,353
		3,214,157
Household products: 1.47%
The Procter & Gamble Company	24,384	3,126,273
Personal products: 1.95%
The Estee Lauder Companies Incorporated Class A	17,565	4,156,757
Energy: 4.24%
Oil, gas & consumable fuels: 4.24%
Antero Midstream Corporation	270,356	2,189,884
Exxon Mobil Corporation	151,842	6,808,595
Hess Corporation	754	40,701
		9,039,180
Financials: 19.01%
Banks: 9.30%
Citigroup Incorporated	79,466	4,608,233
First Financial Bankshares Incorporated	30,173	1,142,953
JPMorgan Chase & Company	46,916	6,036,682
Truist Financial Corporation	71,155	3,414,017
US Bancorp	107,974	4,626,686
		19,828,571
Capital markets: 2.80%
Bank of New York Mellon Corporation	5,754	229,182
KKR & Company Incorporated Class A	6,700	260,965
Morgan Stanley	36,067	2,418,292
SEI Investments Company	11,154	589,489
The Carlyle Group Incorporated	1,309	42,241
The Charles Schwab Corporation	4,497	231,775
The Goldman Sachs Group Incorporated	8,093	2,194,579
		5,966,523
Consumer finance: 0.71%
OneMain Holdings Incorporated	32,651	1,520,231
Diversified financial services: 2.50%
Berkshire Hathaway Incorporated Class B †	23,410	5,334,438
Insurance: 1.40%
Assured Guaranty Limited	5,102	182,397
Kinsale Capital Group Incorporated	3,446	646,332
Prudential Financial Incorporated	27,512	2,153,639
		2,982,368
Mortgage REITs: 0.59%
Arbor Realty Trust Incorporated	87,489	1,247,593
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Large Company Value Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Thrifts & mortgage finance: 1.71%
Essent Group Limited	39,018	$ 1,632,123
NMI Holdings Incorporated Class A †	95,278	2,020,846
		3,652,969
Health care: 13.88%
Biotechnology: 2.98%
Exact Sciences Corporation †	17,038	2,336,932
Incyte Corporation †	18,833	1,690,262
Vertex Pharmaceuticals Incorporated †	10,127	2,319,893
		6,347,087
Health care equipment & supplies: 2.29%
Baxter International Incorporated	3,692	283,656
Boston Scientific Corporation †	17,702	627,359
Cardiovascular Systems Incorporated †	1,830	82,332
Glaukos Corporation †	10,380	920,602
Medtronic plc	7,965	886,743
Novocure Limited †	12,522	2,015,541
Tandem Diabetes Care Incorporated †	753	69,765
		4,885,998
Health care providers & services: 2.23%
UnitedHealth Group Incorporated	14,246	4,752,181
Pharmaceuticals: 6.38%
Bristol-Myers Squibb Company	18,395	1,130,005
Johnson & Johnson	13,151	2,145,323
Merck & Company Incorporated	58,206	4,485,936
Pfizer Incorporated	163,063	5,853,962
		13,615,226
Industrials: 11.34%
Aerospace & defense: 2.56%
Raytheon Technologies Corporation	82,018	5,473,061
Air freight & logistics: 1.16%
C.H. Robinson Worldwide Incorporated	28,916	2,474,053
Commercial services & supplies: 0.23%
McGrath RentCorp	6,942	484,482
Construction & engineering: 0.50%
WillScot Mobile Mini Holdings Corporation †	44,845	1,063,275
Machinery: 1.33%
Donaldson Company Incorporated	17,976	1,068,493
Mueller Industries Incorporated	7,448	254,349
PACCAR Incorporated	13,268	1,210,307
Proto Labs Incorporated †	619	131,104
Wabtec Corporation	2,253	167,195
		2,831,448
Professional services: 2.92%
CoStar Group Incorporated †	4,909	4,416,676
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Professional services (continued)
IHS Markit Limited	386	$ 33,613
TransUnion	20,330	1,769,523
		6,219,812
Road & rail: 2.64%
CSX Corporation	56,273	4,825,691
Lyft Incorporated Class A †	3,076	136,759
Uber Technologies Incorporated †	4,161	211,920
Union Pacific Corporation	2,325	459,118
		5,633,488
Information technology: 11.90%
Communications equipment: 1.29%
Arista Networks Incorporated †	4,479	1,377,561
Cisco Systems Incorporated	30,698	1,368,517
		2,746,078
Electronic equipment, instruments & components: 2.75%
Amphenol Corporation Class A	26,109	3,260,492
CDW Corporation of Delaware	19,734	2,598,178
		5,858,670
IT services: 3.47%
International Business Machines Corporation	7,240	862,356
LiveRamp Holdings Incorporated †	18,555	1,404,799
MasterCard Incorporated Class A	7,427	2,349,086
Square Incorporated Class A †	12,850	2,775,086
		7,391,327
Semiconductors & semiconductor equipment: 3.46%
Advanced Micro Devices Incorporated †	1,056	90,436
Ambarella Incorporated †	1,708	161,167
Brooks Automation Incorporated	56,371	4,270,667
Intel Corporation	51,548	2,861,429
		7,383,699
Technology hardware, storage & peripherals: 0.93%
3D Systems Corporation †«	55,129	1,959,285
Pure Storage Incorporated Class A †	1,272	29,421
		1,988,706
Materials: 5.64%
Chemicals: 2.66%
Linde plc	23,104	5,669,722
Metals & mining: 1.77%
Freeport-McMoRan Incorporated	140,546	3,782,093
Paper & forest products: 1.21%
Louisiana-Pacific Corporation	67,813	2,577,572
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Large Company Value Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Real estate: 4.14%
Equity REITs: 1.99%
AvalonBay Communities Incorporated	1,306	$ 213,753
Essential Properties Realty	25,883	538,884
Innovative Industrial Properties Incorporated	1,946	364,136
Invitation Homes Incorporated	1,715	50,558
Outfront Media Incorporated	1,803	32,869
SBA Communications Corporation	1,736	466,411
VEREIT Incorporated	73,107	2,575,560
		4,242,171
Real estate management & development: 2.15%
CBRE Group Incorporated Class A †	75,414	4,598,746
Utilities: 3.66%
Electric utilities: 3.39%
Exelon Corporation	93,658	3,892,426
NextEra Energy Incorporated	41,390	3,347,209
		7,239,635
Independent power & renewable electricity producers: 0.06%
Vistra Energy Corporation	5,901	117,843
Multi-utilities: 0.21%
Dominion Energy Incorporated	6,195	451,554
Total Common stocks (Cost $197,892,901)		210,360,242

		Yield
Short-term investments: 2.29%
Investment companies: 2.29%
Securities Lending Cash Investments LLC ♠∩∞		0.10%	2,026,625	2,026,625
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	2,859,588	2,859,588
Total Short-term investments (Cost $4,886,213)				4,886,213
Total investments in securities (Cost $202,779,114)	100.93%			215,246,455
Other assets and liabilities, net	(0.93)			(1,988,189)
Total net assets	100.00%			$213,258,266

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  11

Portfolio of investments—January 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 0	$11,902,700	$ (9,876,075)	$0	$0	$ 2,026,625		2,026,625	$ 431#
Wells Fargo Government Money Market Fund Select Class	2,774,458	22,833,901	(22,748,771)	0	0	2,859,588		2,859,588	638
				$0	$0	$4,886,213	2.29%		$1,069

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	17	3-19-2021	$3,127,128	$3,149,420	$22,292	$0
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Large Company Value Fund

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $1,986,877 of securities loaned), at value (cost $197,892,901)	$ 210,360,242
Investments in affiliated securites, at value (cost $4,886,213)	4,886,213
Segregated cash for futures contracts	425,000
Receivable for dividends	291,007
Receivable for Fund shares sold	32,139
Receivable for securities lending income, net	621
Prepaid expenses and other assets	58,681
Total assets	216,053,903
Liabilities
Payable upon receipt of securities loaned	2,026,625
Payable for Fund shares redeemed	522,390
Payable for daily variation margin on open futures contracts	62,985
Management fee payable	51,097
Administration fees payable	38,445
Trustees’ fees and expenses payable	2,378
Distribution fee payable	371
Accrued expenses and other liabilities	91,346
Total liabilities	2,795,637
Total net assets	$213,258,266
Net assets consist of
Paid-in capital	$ 176,151,346
Total distributable earnings	37,106,920
Total net assets	$213,258,266
Computation of net asset value and offering price per share
Net assets – Class A	$ 196,067,981
Shares outstanding – Class A1	13,632,478
Net asset value per share – Class A	$14.38
Maximum offering price per share – Class A2	$15.26
Net assets – Class C	$ 464,243
Shares outstanding – Class C1	31,171
Net asset value per share – Class C	$14.89
Net assets – Class R6	$ 182,773
Shares outstanding – Class R6[1]	12,654
Net asset value per share – Class R6	$14.44
Net assets – Administrator Class	$ 13,482,944
Shares outstanding – Administrator Class[1]	928,197
Net asset value per share – Administrator Class	$14.53
Net assets – Institutional Class	$ 3,060,325
Shares outstanding – Institutional Class[1]	211,595
Net asset value per share – Institutional Class	$14.46
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  13

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends	$ 1,886,882
Income from affiliated securities	1,536
Total investment income	1,888,418
Expenses
Management fee	407,163
Administration fees
Class A	196,878
Class C	530
Class R6	25
Administrator Class	8,341
Institutional Class	1,672
Shareholder servicing fees
Class A	234,409
Class C	602
Administrator Class	16,038
Distribution fee
Class C	1,778
Custody and accounting fees	8,445
Professional fees	21,674
Registration fees	47,704
Shareholder report expenses	35,038
Trustees’ fees and expenses	9,707
Other fees and expenses	18,749
Total expenses	1,008,753
Less: Fee waivers and/or expense reimbursements
Fund-level	(169,854)
Class A	(22,210)
Class C	(3)
Administrator Class	(250)
Net expenses	816,436
Net investment income	1,071,982
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	38,362,808
Futures contracts	496,162
Net realized gains on investments	38,858,970
Net change in unrealized gains (losses) on
Unaffiliated securities	(4,238,164)
Futures contracts	(49,905)
Net change in unrealized gains (losses) on investments	(4,288,069)
Net realized and unrealized gains (losses) on investments	34,570,901
Net increase in net assets resulting from operations	35,642,883
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Large Company Value Fund

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment income		$ 1,071,982		$ 3,248,406
Net realized gains (losses) on investments		38,858,970		(6,615,449)
Net change in unrealized losses on investments		(4,288,069)		(1,641,747)
Net increase (decrease) in net assets resulting from operations		35,642,883		(5,008,790)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,142,134)		(4,138,739)
Class C		(8,330)		(8,415)
Class R6		(4,127)		(1,720)
Administrator Class		(284,934)		(307,818)
Institutional Class		(66,123)		(76,019)
Total distributions to shareholders		(4,505,648)		(4,532,711)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	117,509	1,611,325	393,071	4,710,162
Class C	2,428	34,938	1,205	16,645
Class R6	250	3,383	10,550	145,462
Administrator Class	9,566	137,304	14,119	176,541
Institutional Class	56,819	798,249	71,355	926,976
		2,585,199		5,975,786
Reinvestment of distributions
Class A	288,161	4,039,471	331,283	4,035,013
Class C	565	8,330	579	7,318
Class R6	257	3,611	106	1,111
Administrator Class	19,746	279,451	24,225	299,549
Institutional Class	4,625	65,284	6,020	74,841
		4,396,147		4,417,832
Payment for shares redeemed
Class A	(905,049)	(12,332,958)	(1,762,779)	(22,001,832)
Class C	(9,586)	(135,129)	(36,432)	(470,955)
Class R6	(29)	(408)	(29)	(332)
Administrator Class	(51,026)	(696,506)	(149,524)	(1,951,878)
Institutional Class	(22,767)	(310,183)	(130,502)	(1,675,849)
		(13,475,184)		(26,100,846)
Net decrease in net assets resulting from capital share transactions		(6,493,838)		(15,707,228)
Total increase (decrease) in net assets		24,643,397		(25,248,729)
Net assets
Beginning of period		188,614,869		213,863,598
End of period		$213,258,266		$188,614,869
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.31	$12.92	$14.46	$16.54	$14.58	$16.10
Net investment income	0.07	0.20	0.24	0.19	0.14	0.17
Net realized and unrealized gains (losses) on investments	2.31	(0.53)	(0.15)	1.29	1.93	(0.41)
Total from investment operations	2.38	(0.33)	0.09	1.48	2.07	(0.24)
Distributions to shareholders from
Net investment income	(0.05)	(0.21)	(0.25)	(0.18)	(0.11)	(0.16)
Net realized gains	(0.26)	(0.07)	(1.38)	(3.38)	0.00	(1.12)
Total distributions to shareholders	(0.31)	(0.28)	(1.63)	(3.56)	(0.11)	(1.28)
Net asset value, end of period	$14.38	$12.31	$12.92	$14.46	$16.54	$14.58
Total return[1]	19.35%	(2.49)%	1.44%	9.39%	14.24%	(0.98)%
Ratios to average net assets (annualized)
Gross expenses	1.00%	0.99%	0.97%	0.94%	1.09%	1.24%
Net expenses	0.81%	0.82%	0.83%	0.83%	0.96%	1.10%
Net investment income	1.05%	1.63%	1.84%	1.28%	0.91%	1.19%
Supplemental data
Portfolio turnover rate	222%	366%	221%	258%	221%	50%
Net assets, end of period (000s omitted)	$196,068	$174,028	$196,075	$214,247	$221,207	$218,922

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Large Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.75	$13.34	$14.81	$16.86	$14.90	$16.41
Net investment income	0.02 [1]	0.12 [1]	0.16 [1]	0.08	0.03 [1]	0.06
Net realized and unrealized gains (losses) on investments	2.40	(0.56)	(0.15)	1.30	1.96	(0.40)
Total from investment operations	2.42	(0.44)	0.01	1.38	1.99	(0.34)
Distributions to shareholders from
Net investment income	(0.02)	(0.08)	(0.10)	(0.05)	(0.03)	(0.05)
Net realized gains	(0.26)	(0.07)	(1.38)	(3.38)	0	(1.12)
Total distributions to shareholders	(0.28)	(0.15)	(1.48)	(3.43)	(0.03)	(1.17)
Net asset value, end of period	$14.89	$12.75	$13.34	$14.81	$16.86	$14.90
Total return[2]	18.93%	(3.27)%	0.76%	8.49%	13.40%	(1.68)%
Ratios to average net assets (annualized)
Gross expenses	1.75%	1.74%	1.71%	1.69%	1.84%	1.99%
Net expenses	1.58%	1.58%	1.58%	1.58%	1.72%	1.85%
Net investment income	0.27%	0.92%	1.15%	0.55%	0.16%	0.44%
Supplemental data
Portfolio turnover rate	222%	366%	221%	258%	221%	50%
Net assets, end of period (000s omitted)	$464	$482	$966	$2,926	$3,356	$3,674

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$12.37	$13.04	$14.59	$16.66	$16.14
Net investment income	0.10	0.30	0.30	0.26	0.03 [2]
Net realized and unrealized gains (losses) on investments	2.31	(0.57)	(0.14)	1.30	0.49
Total from investment operations	2.41	(0.27)	0.16	1.56	0.52
Distributions to shareholders from
Net investment income	(0.08)	(0.33)	(0.33)	(0.25)	0.00
Net realized gains	(0.26)	(0.07)	(1.38)	(3.38)	0.00
Total distributions to shareholders	(0.34)	(0.40)	(1.71)	(3.63)	0.00
Net asset value, end of period	$14.44	$12.37	$13.04	$14.59	$16.66
Total return[3]	19.52%	(2.09)%	1.92%	9.88%	3.22%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.58%	0.55%	0.51%	0.49%
Net expenses	0.40%	(0.40)%	0.40%	0.40%	0.40%
Net investment income	1.46%	1.69%	2.26%	1.73%	0.52%
Supplemental data
Portfolio turnover rate	222%	366%	221%	258%	221%
Net assets, end of period (000s omitted)	$183	$151	$20	$23	$26

[1]	For the period from April 7, 2017 (commencement of class operations) to July 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Large Company Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.44	$13.06	$14.59	$16.66	$14.68	$16.20
Net investment income	0.08	0.22	0.26	0.20	0.16 [1]	0.20
Net realized and unrealized gains (losses) on investments	2.32	(0.54)	(0.14)	1.30	1.94	(0.41)
Total from investment operations	2.40	(0.32)	0.12	1.50	2.10	(0.21)
Distributions to shareholders from
Net investment income	(0.05)	(0.230)	(0.27)	(0.19)	(0.12)	(0.19)
Net realized gains	(0.26)	(0.07)	(1.38)	(3.38)	0.00	(1.12)
Total distributions to shareholders	(0.31)	(0.30)	(1.65)	(3.57)	(0.12)	(1.31)
Net asset value, end of period	$14.53	$12.44	$13.06	$14.59	$16.66	$14.68
Total return[2]	19.35%	(2.41)%	1.61%	9.44%	14.35%	(0.79)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.91%	0.89%	0.86%	1.01%	1.16%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.87%	0.93%
Net investment income	1.11%	1.71%	1.93%	1.37%	1.01%	1.35%
Supplemental data
Portfolio turnover rate	222%	366%	221%	258%	221%	50%
Net assets, end of period (000s omitted)	$13,483	$11,813	$13,854	$16,744	$18,296	$24,164

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Large Company Value Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.38	$13.04	$14.58	$16.65	$14.66	$16.17
Net investment income	0.09	0.26	0.29 [1]	0.24	0.19 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	2.32	(0.55)	(0.14)	1.30	1.94	(0.38)
Total from investment operations	2.41	(0.29)	0.15	1.54	2.13	(0.17)
Distributions to shareholders from
Net investment income	(0.07)	(0.30)	(0.31)	(0.23)	(0.14)	(0.22)
Net realized gains	(0.26)	(0.07)	(1.38)	(3.38)	0.00	(1.12)
Total distributions to shareholders	(0.33)	(0.37)	(1.69)	(3.61)	(0.14)	(1.34)
Net asset value, end of period	$14.46	$12.38	$13.04	$14.58	$16.65	$14.66
Total return[2]	19.52%	(2.20)%	1.86%	9.77%	14.61%	(0.54)%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.66%	0.63%	0.62%	0.74%	0.91%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.61%	0.74%
Net investment income	1.34%	1.96%	2.14%	1.60%	1.21%	1.52%
Supplemental data
Portfolio turnover rate	222%	366%	221%	258%	221%	50%
Net assets, end of period (000s omitted)	$3,060	$2,142	$2,948	$17,606	$16,321	$9,343

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Large Company Value Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held

Wells Fargo Large Company Value Fund  |  21

Notes to financial statements (unaudited)
by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $204,920,492 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$16,870,538
Gross unrealized losses	(6,522,283)
Net unrealized gains	$10,348,255
As of July 31, 2020, the Fund had current year net deferred post-October capital losses consisting of $8,701,143 in short-term losses which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Wells Fargo Large Company Value Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 15,613,873	$0	$0	$ 15,613,873
Consumer discretionary	19,715,669	0	0	19,715,669
Consumer staples	17,630,900	0	0	17,630,900
Energy	9,039,180	0	0	9,039,180
Financials	40,532,693	0	0	40,532,693
Health care	29,600,492	0	0	29,600,492
Industrials	24,179,619	0	0	24,179,619
Information technology	25,368,480	0	0	25,368,480
Materials	12,029,387	0	0	12,029,387
Real estate	8,840,917	0	0	8,840,917
Utilities	7,809,032	0	0	7,809,032
Short-term investments
Investment companies	4,886,213	0	0	4,886,213
	215,246,455	0	0	215,246,455
Futures contracts	22,292	0	0	22,292
Total assets	$215,268,747	$0	$0	$215,268,747
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in

Wells Fargo Large Company Value Fund  |  23

Notes to financial statements (unaudited)
connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:
Expense ratio caps
Class A	0.83%
Class C	1.58
Class R6	0.40
Administrator Class	0.75
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

24  |  Wells Fargo Large Company Value Fund

Notes to financial statements (unaudited)
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor received $690 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $439,891,110 and $448,839,715, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Inc.	$1,986,877	$(1,986,877)	$0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended January 31, 2021, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $3,587,465 in long futures contracts during the six months ended January 31, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.

Wells Fargo Large Company Value Fund  |  25

Notes to financial statements (unaudited)
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
12. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

26  |  Wells Fargo Large Company Value Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Large Company Value Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Wells Fargo Large Company Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Large Company Value Fund  |  29

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

30  |  Wells Fargo Large Company Value Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00371 03-22
SA210/SAR210 01-21

Semi-Annual Report
January 31, 2021
Wells Fargo
Low Volatility U.S. Equity Fund

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The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Low Volatility U.S. Equity Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Low Volatility U.S. Equity Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Low Volatility U.S. Equity Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Dennis Bein, CFA®‡
Ryan Brown, CFA®‡
Harindra de Silva, Ph.D., CFA®‡
Average annual total returns (%) as of January 31, 2021
		Including sales charge		Excluding sales charge		Expense ratios(%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net
Class A (WLVLX)	10-31-2016	-5.51	7.81	0.24	9.32	1.33	0.73
Class C (WLVKX)	10-31-2016	-1.46	8.52	-0.46	8.52	2.08	1.48
Class R6 (WLVJX)	10-31-2016	-	-	0.65	9.77	0.90	0.30
Administrator Class (WLVDX)	10-31-2016	-	-	0.35	9.40	1.25	0.65
Institutional Class (WLVOX)	10-31-2016	-	-	0.49	9.66	1.00	0.40
Russell 1000® Index	-	-	-	19.84	16.79*	-	-
* Based on inception date of the oldest Fund class.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Low Volatility U.S. Equity Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[4]
Berkshire Hathaway Incorporated Class B	2.30
The Coca-Cola Company	2.10
The Kroger Company	1.91
The Sherwin-Williams Company	1.87
Johnson & Johnson	1.84
Verizon Communications Incorporated	1.81
AT&T Incorporated	1.77
Linde plc	1.76
Garmin Limited	1.75
McDonald's Corporation	1.74
Sector allocation as of January 31, 2021[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.73% for Class A, 1.48% for Class C, 0.30% for Class R6, 0.65% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Russell 1000® Index measures the performance of the largest 1,000 companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
[4]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[5]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Low Volatility U.S. Equity Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,042.50	$3.60	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,039.80	$7.56	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.48	1.47%
Class R6
Actual	$1,000.00	$1,045.07	$1.55	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$1,043.73	$3.35	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Institutional Class
Actual	$1,000.00	$1,044.15	$2.06	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Low Volatility U.S. Equity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.29%
Communication services: 6.88%
Diversified telecommunication services: 3.58%
AT&T Incorporated	35,701	$ 1,022,120
Verizon Communications Incorporated	19,114	1,046,492
		2,068,612
Entertainment: 1.36%
Spotify Technology SA †	1,752	551,880
The Madison Square Garden Company Class A	1,443	233,607
		785,487
Media: 1.82%
John Wiley & Sons Incorporated Class A	4,672	213,090
The New York Times Company Class A	16,912	838,666
		1,051,756
Wireless telecommunication services: 0.12%
United States Cellular Corporation †	2,119	66,070
Consumer discretionary: 10.82%
Auto components: 0.43%
Gentex Corporation	7,532	248,933
Diversified consumer services: 0.99%
Grand Canyon Education Incorporated †	6,491	551,346
Terminix Global Holdings Incorporated †	415	19,787
		571,133
Hotels, restaurants & leisure: 5.06%
Chipotle Mexican Grill Incorporated †	607	898,360
Domino's Pizza Incorporated	1,204	446,395
McDonald's Corporation	4,841	1,006,153
Starbucks Corporation	1,409	136,405
Yum China Holdings Incorporated	7,726	438,141
		2,925,454
Household durables: 1.75%
Garmin Limited	8,776	1,008,011
Multiline retail: 1.15%
Ollie's Bargain Outlet Holdings Incorporated †	7,023	665,289
Textiles, apparel & luxury goods: 1.44%
Nike Incorporated Class B	6,217	830,529
Consumer staples: 30.47%
Beverages: 5.43%
Boston Beer Company Incorporated Class A †	456	418,102
Brown-Forman Corporation Class B	2,050	146,924
Monster Beverage Corporation †	5,388	467,840
The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Beverages (continued)
PepsiCo Incorporated	6,518	$ 890,163
The Coca-Cola Company	25,152	1,211,069
		3,134,098
Food & staples retailing: 4.51%
Casey's General Stores Incorporated	2,259	423,517
Costco Wholesale Corporation	1,657	583,977
The Kroger Company	32,001	1,104,035
Walmart Incorporated	3,523	494,946
		2,606,475
Food products: 12.88%
Bunge Limited	6,666	436,223
Campbell Soup Company	10,212	491,299
ConAgra Foods Incorporated	3,720	128,712
Flowers Foods Incorporated	27,212	624,788
General Mills Incorporated	11,399	662,282
Hormel Foods Corporation	15,111	708,101
Kellogg Company	13,143	774,648
McCormick & Company Incorporated	8,492	760,374
Mondelez International Incorporated Class A	11,290	625,918
The Hershey Company	6,099	887,039
The J.M. Smucker Company	6,108	711,032
Tyson Foods Incorporated Class A	9,752	627,151
		7,437,567
Household products: 4.71%
Church & Dwight Company Incorporated	6,790	573,280
Colgate-Palmolive Company	10,727	836,706
The Clorox Company	2,314	484,690
The Procter & Gamble Company	6,443	826,057
		2,720,733
Personal products: 1.82%
Herbalife Nutrition Limited †	1,564	79,701
NU Skin Enterprises Incorporated Class A	799	46,238
The Estee Lauder Companies Incorporated Class A	3,903	923,645
		1,049,584
Tobacco: 1.12%
Altria Group Incorporated	15,773	647,955
Energy: 1.91%
Oil, gas & consumable fuels: 1.91%
Antero Midstream Corporation	32,359	262,108
Cabot Oil & Gas Corporation	46,051	844,115
		1,106,223
Financials: 7.53%
Banks: 0.24%
Commerce Bancshares Incorporated	2,058	137,577
Capital markets: 2.21%
Cboe Global Markets Incorporated	3,686	338,117
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Low Volatility U.S. Equity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Capital markets (continued)
MarketAxess Holdings Incorporated	719	$ 388,806
Morningstar Incorporated	729	167,590
Tradeweb Markets Incorporated Class A	6,257	380,363
		1,274,876
Diversified financial services: 2.30%
Berkshire Hathaway Incorporated Class B †	5,841	1,330,985
Insurance: 2.78%
American National Group Incorporated	379	33,496
Erie Indemnity Company Class A	280	68,068
Marsh & McLennan Companies Incorporated	3,136	344,678
Mercury General Corporation	6,652	352,623
Progressive Corporation	7,411	646,165
White Mountains Insurance Group Limited	156	159,120
		1,604,150
Health care: 12.53%
Biotechnology: 0.20%
Ionis Pharmaceuticals Incorporated †	1,966	118,098
Health care equipment & supplies: 1.12%
Haemonetics Corporation †	580	66,288
Masimo Corporation †	355	90,852
West Pharmaceutical Services Incorporated	1,626	486,971
		644,111
Health care providers & services: 3.20%
Chemed Corporation	1,197	619,926
CVS Health Corporation	13,368	957,817
Henry Schein Incorporated †	4,120	271,302
		1,849,045
Life sciences tools & services: 0.50%
Agilent Technologies Incorporated	1,497	179,894
Mettler-Toledo International Incorporated †	91	106,297
		286,191
Pharmaceuticals: 7.51%
Bristol-Myers Squibb Company	15,299	939,818
Elanco Animal Health Incorporated †	16,329	474,031
Eli Lilly & Company	4,781	994,305
Johnson & Johnson	6,510	1,061,976
Merck & Company Incorporated	10,731	827,038
Perrigo Company plc	958	40,907
		4,338,075
Industrials: 12.68%
Aerospace & defense: 0.56%
BWX Technologies Incorporated	5,977	322,280
The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Air freight & logistics: 2.69%
C.H. Robinson Worldwide Incorporated	9,410	$ 805,120
Expeditors International of Washington Incorporated	8,364	748,745
		1,553,865
Commercial services & supplies: 1.12%
Copart Incorporated †	614	67,387
Rollins Incorporated	16,149	581,687
		649,074
Electrical equipment: 0.70%
Vertiv Holdings Company	19,964	401,676
Industrial conglomerates: 1.41%
Roper Technologies Incorporated	2,074	814,895
Machinery: 0.60%
The Toro Company	3,666	345,521
Professional services: 1.56%
CoStar Group Incorporated †	1,002	901,509
Road & rail: 1.87%
J.B. Hunt Transport Services Incorporated	1,116	150,281
Old Dominion Freight Line Incorporated	4,787	928,678
		1,078,959
Trading companies & distributors: 2.17%
Fastenal Company	18,952	864,022
Watsco Incorporated	1,642	391,601
		1,255,623
Information technology: 6.90%
Communications equipment: 3.57%
Arista Networks Incorporated †	1,362	418,897
Cisco Systems Incorporated	22,145	987,224
F5 Networks Incorporated †	2,856	559,633
Juniper Networks Incorporated	3,904	95,336
		2,061,090
Electronic equipment, instruments & components: 0.72%
Amphenol Corporation Class A	3,318	414,352
IT services: 1.58%
Booz Allen Hamilton Holding Corporation	4,011	341,617
Jack Henry & Associates Incorporated	3,965	574,092
		915,709
Software: 1.03%
DocuSign Incorporated †	1,031	240,110
Zoom Video Communications Incorporated †	340	126,504
Zscaler Incorporated †	1,130	225,661
		592,275
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Low Volatility U.S. Equity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Materials: 5.91%
Chemicals: 4.10%
Air Products & Chemicals Incorporated	915	$ 244,085
Linde plc	4,141	1,016,201
NewMarket Corporation	72	28,238
The Sherwin-Williams Company	1,557	1,077,133
		2,365,657
Containers & packaging: 1.42%
AptarGroup Incorporated	6,154	818,297
Metals & mining: 0.39%
Royal Gold Incorporated	2,133	227,975
Real estate: 0.17%
Equity REITs: 0.17%
Extra Space Storage Incorporated	886	100,818
Utilities: 2.49%
Electric utilities: 0.50%
Hawaiian Electric Industries Incorporated	8,736	288,812
Gas utilities: 0.92%
Atmos Energy Corporation	5,275	469,475
UGI Corporation	1,732	62,335
		531,810
Multi-utilities: 1.07%
MDU Resources Group Incorporated	1,474	38,751
Public Service Enterprise Group Incorporated	10,323	582,527
		621,278
Total Common stocks (Cost $51,887,540)		56,768,492

		Yield
Short-term investments: 1.76%
Investment companies: 1.76%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	1,017,098	1,017,098
Total Short-term investments (Cost $1,017,098)				1,017,098
Total investments in securities (Cost $52,904,638)	100.05%			57,785,590
Other assets and liabilities, net	(0.05)			(29,314)
Total net assets	100.00%			$57,756,276

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  11

Portfolio of investments—January 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$1,214,586	$5,232,924	$(5,430,412)	$0	$0	$1,017,098	1.76%	1,017,098	$240
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Low Volatility U.S. Equity Fund

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $51,887,540)	$ 56,768,492
Investments in affiliated securites, at value (cost $1,017,098)	1,017,098
Receivable for dividends	82,014
Receivable for Fund shares sold	34,993
Receivable from manager	1,629
Total assets	57,904,226
Liabilities
Payable for Fund shares redeemed	57,249
Shareholder report expenses payable	43,690
Professional fees payable	19,781
Administration fees payable	6,630
Trustees’ fees and expenses payable	2,892
Distribution fee payable	267
Accrued expenses and other liabilities	17,441
Total liabilities	147,950
Total net assets	$57,756,276
Net assets consist of
Paid-in capital	$ 50,362,491
Total distributable earnings	7,393,785
Total net assets	$57,756,276
Computation of net asset value and offering price per share
Net assets – Class A	$ 2,565,214
Shares outstanding – Class A1	206,202
Net asset value per share – Class A	$12.44
Maximum offering price per share – Class A2	$13.20
Net assets – Class C	$ 409,284
Shares outstanding – Class C1	33,102
Net asset value per share – Class C	$12.36
Net assets – Class R6	$ 1,249,185
Shares outstanding – Class R6[1]	100,480
Net asset value per share – Class R6	$12.43
Net assets – Administrator Class	$ 218,912
Shares outstanding – Administrator Class[1]	17,618
Net asset value per share – Administrator Class	$12.43
Net assets – Institutional Class	$ 53,313,681
Shares outstanding – Institutional Class[1]	4,280,509
Net asset value per share – Institutional Class	$12.45
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  13

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends	$ 498,305
Income from affiliated securities	240
Total investment income	498,545
Expenses
Management fee	114,790
Administration fees
Class A	2,202
Class C	405
Class R6	186
Administrator Class	122
Institutional Class	34,765
Shareholder servicing fees
Class A	2,621
Class C	466
Administrator Class	234
Distribution fee
Class C	1,136
Custody and accounting fees	5,089
Professional fees	23,031
Registration fees	52,282
Shareholder report expenses	14,528
Trustees’ fees and expenses	9,706
Other fees and expenses	4,142
Total expenses	265,705
Less: Fee waivers and/or expense reimbursements
Fund-level	(109,043)
Class A	(1,905)
Class C	(2)
Class R6	(186)
Administrator Class	(144)
Institutional Class	(34,765)
Net expenses	119,660
Net investment income	378,885
Realized and unrealized gains (losses) on investments
Net realized gains on investments	4,773,208
Net change in unrealized gains (losses) on investments	(2,647,431)
Net realized and unrealized gains (losses) on investments	2,125,777
Net increase in net assets resulting from operations	2,504,662
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Low Volatility U.S. Equity Fund

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment income		$ 378,885		$ 791,944
Net realized gains (losses) on investments		4,773,208		(993,101)
Net change in unrealized gains (losses) on investments		(2,647,431)		2,023,097
Net increase in net assets resulting from operations		2,504,662		1,821,940
Distributions to shareholders from
Net investment income and net realized gains
Class A		(13,576)		(74,979)
Class C		(114)		(14,949)
Class R6		(12,328)		(59,692)
Administrator Class		(1,313)		(5,557)
Institutional Class		(481,314)		(2,494,914)
Total distributions to shareholders		(508,645)		(2,650,091)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	92,904	1,152,926	42,642	495,950
Class C	6,518	80,569	11,609	138,302
Administrator Class	7,531	90,826	0	0
Institutional Class	119,694	1,479,261	1,647,036	20,200,973
		2,803,582		20,835,225
Reinvestment of distributions
Class A	1,023	12,867	5,757	69,533
Class C	6	81	857	10,265
Administrator Class	45	563	0	0
Institutional Class	6,296	79,285	39,816	481,655
		92,796		561,453
Payment for shares redeemed
Class A	(28,363)	(350,055)	(35,036)	(396,795)
Class C	(5,173)	(62,556)	(6,078)	(66,025)
Institutional Class	(246,054)	(3,059,257)	(303,612)	(3,484,213)
		(3,471,868)		(3,947,033)
Net increase (decrease) in net assets resulting from capital share transactions		(575,490)		17,449,645
Total increase in net assets		1,420,527		16,621,494
Net assets
Beginning of period		56,335,749		39,714,255
End of period		$57,756,276		$56,335,749
The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$12.00	$12.09	$11.56	$11.21	$10.00
Net investment income	0.05	0.14	0.19	0.16	0.13
Net realized and unrealized gains on investments	0.46	0.31	1.17	0.54	1.12
Total from investment operations	0.51	0.45	1.36	0.70	1.25
Distributions to shareholders from
Net investment income	(0.07)	(0.19)	(0.18)	(0.17)	(0.04)
Net realized gains	(0.00) [2]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.07)	(0.54)	(0.83)	(0.35)	(0.04)
Net asset value, end of period	$12.44	$12.00	$12.09	$11.56	$11.21
Total return[3]	4.25%	3.76%	12.87%	6.32%	12.53%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.34%	1.50%	1.55%	1.61%
Net expenses	0.70%	0.71%	0.76%	0.83%	0.82%
Net investment income	1.08%	1.29%	1.83%	1.53%	1.78%
Supplemental data
Portfolio turnover rate	60%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$2,565	$1,687	$1,539	$1,312	$1,096

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Low Volatility U.S. Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$11.89	$12.01	$11.49	$11.16	$10.00
Net investment income	0.02	0.05	0.11	0.08	0.08
Net realized and unrealized gains on investments	0.45	0.30	1.17	0.52	1.11
Total from investment operations	0.47	0.35	1.28	0.60	1.19
Distributions to shareholders from
Net investment income	0.00	(0.12)	(0.11)	(0.09)	(0.03)
Net realized gains	(0.00) [2]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.00) [2]	(0.47)	(0.76)	(0.27)	(0.03)
Net asset value, end of period	$12.36	$11.89	$12.01	$11.49	$11.16
Total return[3]	3.98%	2.89%	12.15%	5.45%	11.91%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.93%	2.18%	2.31%	2.40%
Net expenses	1.47%	1.48%	1.51%	1.58%	1.58%
Net investment income	0.27%	0.52%	1.10%	0.76%	1.01%
Supplemental data
Portfolio turnover rate	60%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$409	$377	$305	$187	$112

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$12.01	$12.11	$11.58	$11.24	$10.00
Net investment income	0.09	0.20	0.26	0.22	0.18
Net realized and unrealized gains on investments	0.45	0.30	1.15	0.52	1.11
Total from investment operations	0.54	0.50	1.41	0.74	1.29
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.23)	(0.22)	(0.05)
Net realized gains	(0.00) [2]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.12)	(0.60)	(0.88)	(0.40)	(0.05)
Net asset value, end of period	$12.43	$12.01	$12.11	$11.58	$11.24
Total return[3]	4.51%	4.10%	13.39%	6.70%	12.94%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.91%	1.07%	1.12%	1.22%
Net expenses	0.30%	0.30%	0.33%	0.40%	0.40%
Net investment income	1.44%	1.71%	2.27%	1.96%	2.19%
Supplemental data
Portfolio turnover rate	60%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$1,249	$1,207	$1,217	$1,164	$1,129

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Low Volatility U.S. Equity Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$11.98	$12.08	$11.55	$11.21	$10.00
Net investment income	0.07 [2]	0.16	0.22	0.18	0.15
Net realized and unrealized gains on investments	0.45	0.30	1.15	0.53	1.10
Total from investment operations	0.52	0.46	1.37	0.71	1.25
Distributions to shareholders from
Net investment income	(0.07)	(0.21)	(0.19)	(0.19)	(0.04)
Net realized gains	(0.00) [3]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.07)	(0.56)	(0.84)	(0.37)	(0.04)
Net asset value, end of period	$12.43	$11.98	$12.08	$11.55	$11.21
Total return[4]	4.37%	3.77%	13.00%	6.36%	12.57%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.26%	1.42%	1.47%	1.57%
Net expenses	0.65%	0.65%	0.68%	0.75%	0.75%
Net investment income	1.17%	1.36%	1.92%	1.61%	1.87%
Supplemental data
Portfolio turnover rate	60%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$219	$120	$121	$116	$113

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Low Volatility U.S. Equity Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$12.03	$12.11	$11.58	$11.23	$10.00
Net investment income	0.08	0.19 [2]	0.25	0.20	0.16
Net realized and unrealized gains on investments	0.45	0.29	1.15	0.54	1.12
Total from investment operations	0.53	0.48	1.40	0.74	1.28
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.22)	(0.21)	(0.05)
Net realized gains	(0.00) [3]	(0.35)	(0.65)	(0.18)	0.00
Total distributions to shareholders	(0.11)	(0.56)	(0.87)	(0.39)	(0.05)
Net asset value, end of period	$12.45	$12.03	$12.11	$11.58	$11.23
Total return[4]	4.41%	4.01%	13.28%	6.64%	12.82%
Ratios to average net assets (annualized)
Gross expenses	0.91%	1.00%	1.17%	1.22%	1.31%
Net expenses	0.40%	0.40%	0.43%	0.50%	0.50%
Net investment income	1.33%	1.59%	2.17%	1.87%	2.09%
Supplemental data
Portfolio turnover rate	60%	165%	74%	75%	39%
Net assets, end of period (000s omitted)	$53,314	$52,944	$36,533	$35,593	$33,169

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Low Volatility U.S. Equity Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Wells Fargo Low Volatility U.S. Equity Fund  |  21

Notes to financial statements (unaudited)
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $52,996,940 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$5,481,361
Gross unrealized losses	(692,711)
Net unrealized gains	$4,788,650
As of July 31, 2020, the Fund had current year net deferred post-October capital losses consisting of $2,104,568 in short-term losses which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 3,971,925	$0	$0	$ 3,971,925
Consumer discretionary	6,249,349	0	0	6,249,349
Consumer staples	17,596,412	0	0	17,596,412
Energy	1,106,223	0	0	1,106,223
Financials	4,347,588	0	0	4,347,588
Health care	7,235,520	0	0	7,235,520
Industrials	7,323,402	0	0	7,323,402
Information technology	3,983,426	0	0	3,983,426
Materials	3,411,929	0	0	3,411,929
Real estate	100,818	0	0	100,818
Utilities	1,441,900	0	0	1,441,900
Short-term investments
Investment companies	1,017,098	0	0	1,017,098
Total assets	$57,785,590	$0	$0	$57,785,590
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

22  |  Wells Fargo Low Volatility U.S. Equity Fund

Notes to financial statements (unaudited)
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.400%
Next $4 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.330
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.12% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:

Wells Fargo Low Volatility U.S. Equity Fund  |  23

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.73%
Class C	1.48
Class R6	0.30
Administrator Class	0.65
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $33,639,044 and $34,170,789, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to consumer staples. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24  |  Wells Fargo Low Volatility U.S. Equity Fund

Notes to financial statements (unaudited)
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
11. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

Wells Fargo Low Volatility U.S. Equity Fund  |  25

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Wells Fargo Low Volatility U.S. Equity Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Low Volatility U.S. Equity Fund  |  27

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Wells Fargo Low Volatility U.S. Equity Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Low Volatility U.S. Equity Fund  |  29

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00372 03-22
SA270/SAR270 01-21

Semi-Annual Report
January 31, 2021
Wells Fargo
Premier Large Company Growth Fund

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The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Premier Large Company Growth Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Premier Large Company Growth Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Premier Large Company Growth Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Premier Large Company Growth Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Joseph M. Eberhardy, CFA®‡, CPA
Robert Gruendyke, CFA®‡
Thomas C. Ognar, CFA®‡
Average annual total returns (%) as of January 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKJAX)	1-20-1998	24.90	19.77	14.63	32.49	21.19	15.31	1.14	1.11
Class C (EKJCX)	1-22-1998	30.56	20.27	14.45	31.56	20.27	14.45	1.89	1.86
Class R4 (EKJRX)[3]	11-30-2012	–	–	–	32.94	21.56	15.67	0.86	0.80
Class R6 (EKJFX)[4]	11-30-2012	–	–	–	33.18	21.76	15.83	0.71	0.65
Administrator Class (WFPDX)	7-16-2010	–	–	–	32.66	21.33	15.47	1.06	1.00
Institutional Class (EKJYX)	6-30-1999	–	–	–	33.06	21.68	15.78	0.81	0.70
Russell 1000® Growth Index[5]	–	–	–	–	34.46	22.22	16.83	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, and Institutional Class and shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Premier Large Company Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[6]
Amazon.com Incorporated	9.10
Microsoft Corporation	8.58
Alphabet Incorporated Class A	4.14
MasterCard Incorporated Class A	3.58
PayPal Holdings Incorporated	3.20
Facebook Incorporated Class A	3.15
MarketAxess Holdings Incorporated	2.69
CoStar Group Incorporated	1.97
Microchip Technology Incorporated	1.96
Pinterest Incorporated Class A	1.95
Sector allocation as of January 31, 2021[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.11% for Class A, 1.86% for Class C, 0.80% for Class R4, 0.65% for Class R6, 1.00% for Administrator Class, and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R4 shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
[6]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[7]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Premier Large Company Growth Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,165.90	$ 6.01	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$ 5.60	1.10%
Class C
Actual	$1,000.00	$1,160.96	$10.13	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$ 9.45	1.86%
Class R4
Actual	$1,000.00	$1,167.56	$ 4.37	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$ 4.08	0.80%
Class R6
Actual	$1,000.00	$1,168.66	$ 3.55	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$ 3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,166.27	$ 5.46	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$ 5.09	1.00%
Institutional Class
Actual	$1,000.00	$1,168.34	$ 3.83	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$ 3.57	0.70%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Premier Large Company Growth Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 99.86%
Communication services: 14.36%
Entertainment: 3.21%
Activision Blizzard Incorporated	326,025	$ 29,668,275
Roku Incorporated †	130,000	50,573,900
Spotify Technology SA †	67,935	21,399,525
		101,641,700
Interactive media & services: 10.85%
Alphabet Incorporated Class A †	71,910	131,405,458
Alphabet Incorporated Class C †	17,653	32,406,318
Facebook Incorporated Class A †	386,570	99,862,628
Pinterest Incorporated Class A †	902,820	61,852,198
ZoomInfo Technologies Incorporated †	391,253	18,784,057
		344,310,659
Media: 0.30%
Match Group Incorporated †	68,500	9,580,410
Consumer discretionary: 17.98%
Diversified consumer services: 0.86%
Chegg Incorporated †	286,250	27,268,175
Hotels, restaurants & leisure: 1.32%
Airbnb Incorporated Class A †	91,560	16,813,163
Chipotle Mexican Grill Incorporated †	16,960	25,100,800
		41,913,963
Internet & direct marketing retail: 9.10%
Amazon.com Incorporated †	90,030	288,654,186
Multiline retail: 0.93%
Dollar General Corporation	151,195	29,424,059
Specialty retail: 2.92%
Burlington Stores Incorporated †	103,135	25,670,302
Five Below Incorporated †	123,270	21,662,237
Floor & Decor Holdings Incorporated Class A †	211,610	19,482,933
Petco Health and Wellness Company †	192,408	5,008,380
RH †	44,220	21,020,419
		92,844,271
Textiles, apparel & luxury goods: 2.85%
Deckers Outdoor Corporation †	111,375	32,519,273
lululemon athletica Incorporated †	175,815	57,786,874
		90,306,147
Consumer staples: 0.79%
Beverages: 0.79%
Boston Beer Company Incorporated Class A †	27,380	25,104,448
The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Financials: 4.94%
Capital markets: 4.94%
LPL Financial Holdings Incorporated	165,400	$ 17,919,436
MarketAxess Holdings Incorporated	158,020	85,450,895
MSCI Incorporated	74,235	29,345,096
Tradeweb Markets Incorporated Class A	395,960	24,070,408
		156,785,835
Health care: 14.42%
Biotechnology: 1.35%
Alnylam Pharmaceuticals Incorporated †	47,380	7,129,742
Mirati Therapeutics Incorporated †	49,420	10,147,409
Natera Incorporated †	131,400	14,012,496
Seagen Incorporated †	69,220	11,370,769
		42,660,416
Health care equipment & supplies: 5.05%
Abbott Laboratories	378,020	46,719,492
Boston Scientific Corporation †	157,790	5,592,078
Edwards Lifesciences Corporation †	642,025	53,018,425
Insulet Corporation †	155,350	41,506,413
Novocure Limited †	83,980	13,517,421
		160,353,829
Health care providers & services: 1.29%
Amedisys Incorporated †	142,430	40,921,560
Health care technology: 1.51%
Veeva Systems Incorporated Class A †	172,710	47,743,952
Life sciences tools & services: 2.79%
Bio-Techne Corporation	87,430	28,406,881
Repligen Corporation †	223,860	44,772,000
Sotera Health Company †	590,395	15,403,406
		88,582,287
Pharmaceuticals: 2.43%
Horizon Therapeutics plc †	268,104	19,432,178
Zoetis Incorporated	374,483	57,764,003
		77,196,181
Industrials: 8.45%
Air freight & logistics: 0.81%
FedEx Corporation	108,725	25,587,342
Building products: 0.80%
The AZEK Company Incorporated †	634,210	25,298,637
Commercial services & supplies: 1.14%
Copart Incorporated †	292,095	32,057,426
Waste Connections Incorporated	43,025	4,238,393
		36,295,819
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Premier Large Company Growth Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Electrical equipment: 2.18%
Generac Holdings Incorporated †	202,955	$ 50,012,171
Plug Power Incorporated †	266,055	16,806,694
Shoals Technologies Group Class A †	65,174	2,211,354
		69,030,219
Professional services: 1.97%
CoStar Group Incorporated †	69,525	62,552,338
Road & rail: 1.55%
CSX Corporation	59,555	5,107,139
Norfolk Southern Corporation	12,815	3,032,285
Uber Technologies Incorporated †	249,700	12,717,221
Union Pacific Corporation	143,725	28,381,376
		49,238,021
Information technology: 37.40%
IT services: 11.19%
Fidelity National Information Services Incorporated	39,145	4,832,842
Global Payments Incorporated	241,525	42,633,993
MasterCard Incorporated Class A	358,730	113,462,712
PayPal Holdings Incorporated †	433,220	101,507,778
Snowflake Incorporated Class A †	9,882	2,692,351
Square Incorporated Class A †	137,968	29,795,569
Visa Incorporated Class A	158,235	30,578,914
WEX Incorporated †	155,840	29,391,424
		354,895,583
Semiconductors & semiconductor equipment: 5.63%
Microchip Technology Incorporated	457,600	62,283,936
Monolithic Power Systems Incorporated	132,510	47,079,478
NXP Semiconductors NV	289,700	46,488,159
Texas Instruments Incorporated	138,025	22,869,362
		178,720,935
Software: 20.37%
Anaplan Incorporated †	197,695	13,186,257
Atlassian Corporation plc Class A †	126,475	29,232,167
C3.ai Incorporated Class A †	121,972	17,027,291
Cloudflare Incorporated Class A †	528,175	40,489,896
Dynatrace Incorporated †	1,145,068	47,531,773
Everbridge Incorporated †	210,635	27,999,711
HubSpot Incorporated †	102,667	38,212,657
Microsoft Corporation	1,173,545	272,215,498
RingCentral Incorporated Class A †	116,240	43,348,221
ServiceNow Incorporated †	89,145	48,419,998
Unity Software Incorporated †	132,514	19,853,247
Zendesk Incorporated †	338,775	48,864,906
		646,381,622
Technology hardware, storage & peripherals: 0.21%
Apple Incorporated	50,920	6,719,403
The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Materials: 1.52%
Chemicals: 1.52%
Linde plc	196,595	$ 48,244,413
Total Common stocks (Cost $1,464,291,878)		3,168,256,410

		Yield
Short-term investments: 1.46%
Investment companies: 1.46%
Securities Lending Cash Investments LLC ♠∩∞		0.10%	42,278,978	42,278,978
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	3,996,168	3,996,168
Total Short-term investments (Cost $46,275,146)				46,275,146
Total investments in securities (Cost $1,510,567,024)	101.32%			3,214,531,556
Other assets and liabilities, net	(1.32)			(41,837,330)
Total net assets	100.00%			$3,172,694,226

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 0	$258,323,050	$(216,044,072)	$0	$0	$ 42,278,978		42,278,978	$ 13,678#
Wells Fargo Government Money Market Fund Select Class	2,465,488	205,650,581	(204,119,901)	0	0	3,996,168		3,996,168	1,052
				$0	$0	$46,275,146	1.46%		$14,730

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Premier Large Company Growth Fund

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $41,407,834 of securities loaned), at value (cost $1,464,291,878)	$ 3,168,256,410
Investments in affiliated securites, at value (cost $46,275,146)	46,275,146
Receivable for investments sold	16,886,230
Receivable for Fund shares sold	1,649,262
Receivable for dividends	538,889
Receivable for securities lending income, net	36,461
Prepaid expenses and other assets	95,490
Total assets	3,233,737,888
Liabilities
Payable upon receipt of securities loaned	42,278,978
Payable for investments purchased	13,380,373
Payable for Fund shares redeemed	2,506,749
Management fee payable	1,682,196
Administration fees payable	366,025
Distribution fee payable	47,474
Trustees’ fees and expenses payable	2,873
Accrued expenses and other liabilities	778,994
Total liabilities	61,043,662
Total net assets	$3,172,694,226
Net assets consist of
Paid-in capital	$ 1,305,814,618
Total distributable earnings	1,866,879,608
Total net assets	$3,172,694,226
Computation of net asset value and offering price per share
Net assets – Class A	$ 1,347,797,382
Shares outstanding – Class A1	80,876,545
Net asset value per share – Class A	$16.66
Maximum offering price per share – Class A2	$17.68
Net assets – Class C	$ 68,232,464
Shares outstanding – Class C1	6,117,415
Net asset value per share – Class C	$11.15
Net assets – Class R4	$ 1,345,743
Shares outstanding – Class R4[1]	75,753
Net asset value per share – Class R4	$17.76
Net assets – Class R6	$ 1,056,158,606
Shares outstanding – Class R6[1]	58,220,721
Net asset value per share – Class R6	$18.14
Net assets – Administrator Class	$ 57,212,331
Shares outstanding – Administrator Class[1]	3,341,676
Net asset value per share – Administrator Class	$17.12
Net assets – Institutional Class	$ 641,947,700
Shares outstanding – Institutional Class[1]	35,596,931
Net asset value per share – Institutional Class	$18.03
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  11

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $56,961)	$ 5,271,057
Income from affiliated securities	134,546
Total investment income	5,405,603
Expenses
Management fee	10,102,443
Administration fees
Class A	1,337,022
Class C	98,913
Class R4	495
Class R6	151,967
Administrator Class	36,674
Institutional Class	425,641
Shareholder servicing fees
Class A	1,591,693
Class C	117,753
Class R4	619
Administrator Class	70,527
Distribution fee
Class C	352,516
Custody and accounting fees	54,032
Professional fees	25,605
Registration fees	53,066
Shareholder report expenses	84,579
Trustees’ fees and expenses	9,707
Other fees and expenses	28,741
Total expenses	14,541,993
Less: Fee waivers and/or expense reimbursements
Fund-level	(418,631)
Class A	(84,906)
Class C	(44)
Class R4	(155)
Class R6	(125,663)
Administrator Class	(7,097)
Institutional Class	(163,112)
Net expenses	13,742,385
Net investment loss	(8,336,782)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	370,650,056
Net change in unrealized gains (losses) on investments	111,806,313
Net realized and unrealized gains (losses) on investments	482,456,369
Net increase in net assets resulting from operations	474,119,587
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Premier Large Company Growth Fund

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment loss		$ (8,336,782)		$ (8,544,770)
Net realized gains on investments		370,650,056		152,795,477
Net change in unrealized gains (losses) on investments		111,806,313		410,793,163
Net increase in net assets resulting from operations		474,119,587		555,043,870
Distributions to shareholders from
Net investment income and net realized gains
Class A		(148,403,252)		(79,445,426)
Class C		(11,942,210)		(13,534,953)
Class R4		(135,124)		(288,415)
Class R6		(107,248,773)		(58,912,621)
Administrator Class		(6,166,075)		(3,631,494)
Institutional Class		(67,714,365)		(44,767,006)
Total distributions to shareholders		(341,609,799)		(200,579,915)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,942,591	68,872,399	5,450,625	77,021,734
Class C	219,972	2,558,023	768,733	7,336,013
Class R4	3,011	54,342	15,508	231,846
Class R6	2,250,919	41,278,532	5,901,603	86,487,057
Administrator Class	153,683	2,639,029	1,510,542	21,788,823
Institutional Class	1,731,056	31,502,542	5,199,312	74,602,092
		146,904,867		267,467,565
Reinvestment of distributions
Class A	8,581,749	138,681,054	5,635,528	74,670,743
Class C	1,066,052	11,545,329	1,226,541	11,578,543
Class R4	7,716	132,869	20,543	287,184
Class R6	6,007,269	105,607,780	4,072,770	57,914,790
Administrator Class	359,007	5,959,521	258,688	3,507,809
Institutional Class	3,347,542	58,515,035	2,794,274	39,538,976
		320,441,588		187,498,045
Payment for shares redeemed
Class A	(4,920,080)	(83,135,410)	(11,885,781)	(161,114,742)
Class C	(4,910,159)	(60,555,511)	(6,937,436)	(70,405,278)
Class R4	(1,371)	(25,097)	(234,231)	(3,635,661)
Class R6	(5,194,968)	(95,382,637)	(9,076,035)	(132,489,008)
Administrator Class	(471,089)	(8,227,484)	(1,855,137)	(26,245,495)
Institutional Class	(7,124,410)	(128,013,405)	(13,095,393)	(188,459,918)
		(375,339,544)		(582,350,102)
Net increase (decrease) in net assets resulting from capital share transactions		92,006,911		(127,384,492)
Total increase in net assets		224,516,699		227,079,463
Net assets
Beginning of period		2,948,177,527		2,721,098,064
End of period		$3,172,694,226		$2,948,177,527
The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.08	$14.19	$15.10	$15.34	$14.68	$16.28
Net investment loss	(0.06) [1]	(0.07)	(0.05)	(0.05)	(0.03) [1]	(0.03)
Net realized and unrealized gains (losses) on investments	2.67	3.07	1.50	3.56	2.12	(0.52)
Total from investment operations	2.61	3.00	1.45	3.51	2.09	(0.55)
Distributions to shareholders from
Net realized gains	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)
Net asset value, end of period	$16.66	$16.08	$14.19	$15.10	$15.34	$14.68
Total return[2]	16.59%	22.78%	12.97%	26.54%	16.01%	(3.22)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.14%	1.15%	1.15%	1.14%	1.13%
Net expenses	1.10%	1.10%	1.11%	1.11%	1.11%	1.11%
Net investment loss	(0.75)%	(0.52)%	(0.40)%	(0.34)%	(0.20)%	(0.17)%
Supplemental data
Portfolio turnover rate	24%	45%	60%	45%	65%	47%
Net assets, end of period (000s omitted)	$1,347,797	$1,178,453	$1,050,751	$1,048,632	$986,791	$1,697,746

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Premier Large Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.40	$10.45	$11.87	$12.86	$12.64	$14.27
Net investment loss	(0.09) [1]	(0.13) [1]	(0.12) [1]	(0.13) [1]	(0.12) [1]	(0.12) [1]
Net realized and unrealized gains (losses) on investments	1.87	2.19	1.06	2.89	1.77	(0.46)
Total from investment operations	1.78	2.06	0.94	2.76	1.65	(0.58)
Distributions to shareholders from
Net realized gains	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)
Net asset value, end of period	$11.15	$11.40	$10.45	$11.87	$12.86	$12.64
Total return[2]	16.10%	21.87%	12.09%	25.68%	15.05%	(3.92)%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.89%	1.90%	1.90%	1.89%	1.88%
Net expenses	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%
Net investment loss	(1.50)%	(1.27)%	(1.14)%	(1.09)%	(0.95)%	(0.92)%
Supplemental data
Portfolio turnover rate	24%	45%	60%	45%	65%	47%
Net assets, end of period (000s omitted)	$68,232	$111,046	$153,404	$201,138	$206,026	$296,896

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R4	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.00	$14.89	$15.69	$15.75	$15.00	$16.56
Net investment income (loss)	(0.04) [1]	(0.03) [1]	(0.03)	(0.00) [1,2]	0.01 [1]	0.02 [1]
Net realized and unrealized gains (losses) on investments	2.83	3.25	1.59	3.69	2.17	(0.53)
Total from investment operations	2.79	3.22	1.56	3.69	2.18	(0.51)
Distributions to shareholders from
Net realized gains	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)
Net asset value, end of period	$17.76	$17.00	$14.89	$15.69	$15.75	$15.00
Total return[3]	16.76%	23.20%	13.21%	27.06%	16.30%	(2.91)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.87%	0.87%	0.86%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.45)%	(0.20)%	(0.10)%	(0.02)%	0.09%	0.13%
Supplemental data
Portfolio turnover rate	24%	45%	60%	45%	65%	47%
Net assets, end of period (000s omitted)	$1,346	$1,129	$3,940	$3,727	$3,559	$3,988

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Premier Large Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R6	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.31	$15.12	$15.87	$15.87	$15.08	$16.62
Net investment income (loss)	(0.03)	(0.01)	(0.00) [1,2]	0.02 [1]	0.03 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	2.89	3.31	1.61	3.73	2.19	(0.53)
Total from investment operations	2.86	3.30	1.61	3.75	2.22	(0.49)
Distributions to shareholders from
Net realized gains	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)
Net asset value, end of period	$18.14	$17.31	$15.12	$15.87	$15.87	$15.08
Total return[3]	16.87%	23.39%	13.40%	27.27%	16.48%	(2.78)%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.71%	0.71%	0.72%	0.71%	0.70%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.30)%	(0.07)%	(0.02)%	0.12%	0.25%	0.28%
Supplemental data
Portfolio turnover rate	24%	45%	60%	45%	65%	47%
Net assets, end of period (000s omitted)	$1,056,159	$954,852	$820,383	$196,934	$170,657	$179,198

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.47	$14.48	$15.35	$15.52	$14.82	$16.41
Net investment loss	(0.06) [1]	(0.06) [1]	(0.04) [1]	(0.03) [1]	(0.01) [1]	(0.00) [1,2]
Net realized and unrealized gains (losses) on investments	2.74	3.16	1.53	3.61	2.14	(0.54)
Total from investment operations	2.68	3.10	1.49	3.58	2.13	(0.54)
Distributions to shareholders from
Net realized gains	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)
Net asset value, end of period	$17.12	$16.47	$14.48	$15.35	$15.52	$14.82
Total return[3]	16.63%	23.02%	13.02%	26.70%	16.14%	(3.13)%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.06%	1.07%	1.07%	1.06%	1.04%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	0.98%
Net investment loss	(0.65)%	(0.42)%	(0.29)%	(0.22)%	(0.06)%	(0.02)%
Supplemental data
Portfolio turnover rate	24%	45%	60%	45%	65%	47%
Net assets, end of period (000s omitted)	$57,212	$54,341	$49,042	$57,582	$82,998	$292,900

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Premier Large Company Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.22	$15.06	$15.82	$15.84	$15.06	$16.61
Net investment income (loss)	(0.03) [1]	(0.02) [1]	0.00 [1,2]	0.01 [1]	0.02 [1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	2.87	3.29	1.60	3.72	2.19	(0.53)
Total from investment operations	2.84	3.27	1.60	3.73	2.21	(0.50)
Distributions to shareholders from
Net realized gains	(2.03)	(1.11)	(2.36)	(3.75)	(1.43)	(1.05)
Net asset value, end of period	$18.03	$17.22	$15.06	$15.82	$15.84	$15.06
Total return[3]	16.83%	23.28%	13.38%	27.17%	16.44%	(2.85)%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%	0.82%	0.82%	0.81%	0.80%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.35)%	(0.12)%	0.02%	0.07%	0.19%	0.23%
Supplemental data
Portfolio turnover rate	24%	45%	60%	45%	65%	47%
Net assets, end of period (000s omitted)	$641,948	$648,357	$643,578	$1,043,161	$949,344	$1,097,976

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Premier Large Company Growth Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

20  |  Wells Fargo Premier Large Company Growth Fund

Notes to financial statements (unaudited)
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $1,510,565,778 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,706,726,387
Gross unrealized losses	(2,760,609)
Net unrealized gains	$1,703,965,778
As of July 31, 2020, the Fund had a qualified late-year ordinary loss of $6,045,614 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Wells Fargo Premier Large Company Growth Fund  |  21

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 455,532,769	$0	$0	$ 455,532,769
Consumer discretionary	570,410,801	0	0	570,410,801
Consumer staples	25,104,448	0	0	25,104,448
Financials	156,785,835	0	0	156,785,835
Health care	457,458,225	0	0	457,458,225
Industrials	268,002,376	0	0	268,002,376
Information technology	1,186,717,543	0	0	1,186,717,543
Materials	48,244,413	0	0	48,244,413
Short-term investments
Investment companies	46,275,146	0	0	46,275,146
Total assets	$3,214,531,556	$0	$0	$3,214,531,556
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

22  |  Wells Fargo Premier Large Company Growth Fund

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.700%
Next $500 million	0.675
Next $1 billion	0.650
Next $2 billion	0.625
Next $1 billion	0.600
Next $3 billion	0.590
Next $2 billion	0.565
Next $2 billion	0.555
Next $4 billion	0.530
Over $16 billion	0.505
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R4	0.08
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:

Wells Fargo Premier Large Company Growth Fund  |  23

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.11%
Class C	1.86
Class R4	0.80
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.70
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor received $9,185 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $747,368,177 and $1,012,293,156, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:

24  |  Wells Fargo Premier Large Company Growth Fund

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 4,561,724	$ (4,561,724)	$0
Barclays Capital Incorporated	4,687,072	(4,687,072)	0
JPMorgan Securities LLC	15,020,638	(15,020,638)	0
Morgan Stanley & Co. LLC	1,332,000	(1,332,000)	0
Nomura Securities International Incorporated	15,806,400	(15,806,400)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
12. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered

Wells Fargo Premier Large Company Growth Fund  |  25

Notes to financial statements (unaudited)
investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

26  |  Wells Fargo Premier Large Company Growth Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Premier Large Company Growth Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Wells Fargo Premier Large Company Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Premier Large Company Growth Fund  |  29

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

30  |  Wells Fargo Premier Large Company Growth Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00376 03-22
SA212/SAR212 01-21

Semi-Annual Report
January 31, 2021
Wells Fargo
Omega Growth Fund

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The views expressed and any forward-looking statements are as of January 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Omega Growth Fund  |  1

Letter to shareholders (unaudited)
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Omega Growth Fund for the six-month period that ended January 31, 2021. Despite a deeply challenging year, dominated by the spread of COVID-19 cases and a sharp drop in economic output throughout much of the world, global stocks performed extremely well, benefiting from ongoing central bank support and rising optimism over the development and distribution of effective COVID-19 vaccines. Bonds also had positive returns, led by global bonds and high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index1, gained 14.47%. International stocks, as measured by the MSCI ACWI ex USA Index (Net)2, returned 19.28%, while the MSCI EM Index (Net)3, had stronger performance, with a 24.07% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index4 returned -0.91%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged)5 gained 3.71%, and the Bloomberg Barclays Municipal Bond Index6 returned 2.01% while the ICE BofA U.S. High Yield Index7 returned 6.82%.
The stock market rally continued in August.
The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases. Relatively strong second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a monetary policy shift expected to support longer-term low interest rates. U.S. manufacturing and services activity indexes beat expectations, while the U.S. housing market maintained strength. In Europe, retail sales expanded and consumer confidence was steady. China’s economy continued to expand.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
Andrew Owen
President
Wells Fargo Funds
“The stock market continued a months-long rally in August despite concerns over rising numbers of U.S. and European COVID-19 cases.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Omega Growth Fund

Letter to shareholders (unaudited)
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter GDP growth.
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February. The eurozone services purchasing managers’ index contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Omega Growth Fund  |  3

Performance highlights (unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Manager
Wells Fargo Funds Management, LLC
Subadviser
Wells Capital Management Incorporated
Portfolio managers
Michael T. Smith, CFA®‡
Christopher J. Warner, CFA®‡
Average annual total returns (%) as of January 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKOAX)	4-29-1968	28.49	21.51	14.61	36.33	22.96	15.29	1.28	1.28
Class C (EKOCX)	8-2-1993	34.74	22.11	14.46	35.74	22.11	14.46	2.03	2.03
Class R (EKORX)	10-10-2003	–	–	–	35.99	22.65	15.00	1.53	1.53
Administrator Class (EOMYX)	1-13-1997	–	–	–	36.56	23.18	15.54	1.20	1.10
Institutional Class (EKONX)	7-30-2010	–	–	–	36.91	23.49	15.83	0.95	0.85
Russell 3000® Growth Index[3]	–	–	–	–	35.01	22.07	16.62	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Please see footnotes on page 5.

4  |  Wells Fargo Omega Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of January 31, 2021[4]
Microsoft Corporation	9.51
Amazon.com Incorporated	8.52
Alphabet Incorporated Class A	4.28
PayPal Holdings Incorporated	3.01
Visa Incorporated Class A	2.90
MercadoLibre Incorporated	2.72
UnitedHealth Group Incorporated	2.67
Chipotle Mexican Grill Incorporated	2.55
ServiceNow Incorporated	2.45
EPAM Systems Incorporated	2.18
Sector distribution as of January 31, 2021[5]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through November 30, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.30% for Class A, 2.05% for Class C, 1.55% for Class R, 1.10% for Administrator Class, and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
[4]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
[5]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Omega Growth Fund  |  5

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2020 to January 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher
	Beginning account value 8-1-2020	Ending account value 1-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,180.28	$ 6.92	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$ 6.41	1.26%
Class C
Actual	$1,000.00	$1,179.49	$11.10	2.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$10.26	2.02%
Class R
Actual	$1,000.00	$1,178.83	$ 8.24	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$ 7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,181.34	$ 5.94	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$ 5.50	1.08%
Institutional Class
Actual	$1,000.00	$1,182.68	$ 4.68	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$ 4.33	0.85%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Wells Fargo Omega Growth Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.95%
Communication services: 10.71%
Entertainment: 3.40%
Netflix Incorporated †	38,700	$ 20,603,493
Spotify Technology SA †	50,300	15,844,500
		36,447,993
Interactive media & services: 4.67%
Alphabet Incorporated Class A †	25,100	45,866,736
Alphabet Incorporated Class C †	2,285	4,194,666
		50,061,402
Media: 2.64%
IAC/InterActiveCorp †	61,800	12,974,910
Match Group Incorporated †	110,232	15,417,048
		28,391,958
Consumer discretionary: 17.73%
Auto components: 1.42%
Aptiv plc	113,700	15,190,320
Automobiles: 0.79%
Ferrari NV	40,600	8,452,108
Hotels, restaurants & leisure: 2.55%
Chipotle Mexican Grill Incorporated †	18,500	27,380,000
Internet & direct marketing retail: 11.24%
Amazon.com Incorporated †	28,500	91,376,700
MercadoLibre Incorporated †	16,400	29,183,964
		120,560,664
Specialty retail: 1.73%
The Home Depot Incorporated	68,600	18,578,252
Financials: 2.97%
Capital markets: 2.97%
Intercontinental Exchange Incorporated	143,800	15,868,330
MarketAxess Holdings Incorporated	29,500	15,952,420
		31,820,750
Health care: 17.57%
Biotechnology: 1.56%
Exact Sciences Corporation †	122,300	16,774,668
Health care equipment & supplies: 9.03%
ABIOMED Incorporated †	34,600	12,049,450
Alcon Incorporated †	207,200	14,858,312
Align Technology Incorporated †	43,100	22,643,878
DexCom Incorporated †	46,100	17,280,585
The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Edwards Lifesciences Corporation †	125,200	$ 10,339,016
Intuitive Surgical Incorporated †	26,300	19,662,932
		96,834,173
Health care providers & services: 5.42%
Chemed Corporation	32,900	17,038,910
HealthEquity Incorporated †	149,448	12,486,380
UnitedHealth Group Incorporated	85,700	28,587,806
		58,113,096
Health care technology: 1.56%
Veeva Systems Incorporated Class A †	60,300	16,669,332
Industrials: 6.76%
Aerospace & defense: 1.63%
HEICO Corporation	61,400	7,229,236
Teledyne Technologies Incorporated †	28,600	10,210,486
		17,439,722
Air freight & logistics: 1.00%
United Parcel Service Incorporated Class B	69,200	10,726,000
Commercial services & supplies: 1.49%
Waste Connections Incorporated	162,322	15,990,340
Professional services: 1.08%
Equifax Incorporated	65,600	11,618,416
Road & rail: 1.56%
Union Pacific Corporation	84,900	16,765,203
Information technology: 40.49%
Communications equipment: 1.19%
Motorola Solutions Incorporated	75,800	12,700,290
Electronic equipment, instruments & components: 1.25%
Zebra Technologies Corporation Class A †	34,600	13,418,918
IT services: 19.46%
Black Knight Incorporated †	214,300	17,506,167
EPAM Systems Incorporated †	67,741	23,332,033
Euronet Worldwide Incorporated †	60,200	7,522,592
Fiserv Incorporated †	157,040	16,126,438
MongoDB Incorporated †	50,100	18,517,461
PayPal Holdings Incorporated †	137,600	32,241,056
Shopify Incorporated Class A †	13,500	14,830,965
Square Incorporated Class A †	92,400	19,954,704
StoneCo Limited Class A †	182,000	13,085,800
Visa Incorporated Class A	160,804	31,075,373
WEX Incorporated †	76,602	14,447,137
		208,639,726
Software: 18.59%
Atlassian Corporation plc Class A †	60,100	13,890,913
Autodesk Incorporated †	59,300	16,451,599
The accompanying notes are an integral part of these financial statements.

8  |  Wells Fargo Omega Growth Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Software (continued)
Cadence Design Systems Incorporated †	134,300	$ 17,511,377
Microsoft Corporation	439,700	101,992,812
ServiceNow Incorporated †	48,300	26,234,628
Unity Software Incorporated †«	88,520	13,262,066
Zoom Video Communications Incorporated †	27,000	10,045,890
		199,389,285
Materials: 1.54%
Chemicals: 1.54%
The Sherwin-Williams Company	23,900	16,534,020
Real estate: 1.18%
Equity REITs: 1.18%
SBA Communications Corporation	46,900	12,600,623
Total Common stocks (Cost $470,916,279)		1,061,097,259

		Yield
Short-term investments: 2.37%
Investment companies: 2.37%
Securities Lending Cash Investments LLC ♠∩∞		0.10%	12,237,750	12,237,750
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	13,144,761	13,144,761
Total Short-term investments (Cost $25,382,511)				25,382,511
Total investments in securities (Cost $496,298,790)	101.32%			1,086,479,770
Other assets and liabilities, net	(1.32)			(14,107,422)
Total net assets	100.00%			$1,072,372,348

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 0	$54,016,081	$(41,778,331)	$0	$0	$ 12,237,750		12,237,750	$ 4,367#
Wells Fargo Government Money Market Fund Select Class	6,153,039	77,242,732	(70,251,010)	0	0	13,144,761		13,144,761	1,271
				$0	$0	$25,382,511	2.37%		$5,638

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Omega Growth Fund

Statement of assets and liabilities—January 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $11,979,786 of securities loaned), at value (cost $470,916,279)	$ 1,061,097,259
Investments in affiliated securites, at value (cost $25,382,511)	25,382,511
Receivable for Fund shares sold	145,083
Receivable for dividends	18,557
Receivable for securities lending income, net	5,028
Prepaid expenses and other assets	28,620
Total assets	1,086,677,058
Liabilities
Payable upon receipt of securities loaned	12,237,750
Management fee payable	705,459
Payable for Fund shares redeemed	463,628
Payable for investments purchased	431,058
Administration fees payable	185,512
Distribution fees payable	12,121
Trustees’ fees and expenses payable	2,552
Accrued expenses and other liabilities	266,630
Total liabilities	14,304,710
Total net assets	$1,072,372,348
Net assets consist of
Paid-in capital	$ 441,070,179
Total distributable earnings	631,302,169
Total net assets	$1,072,372,348
Computation of net asset value and offering price per share
Net assets – Class A	$ 908,685,093
Shares outstanding – Class A1	12,594,758
Net asset value per share – Class A	$72.15
Maximum offering price per share – Class A2	$76.55
Net assets – Class C	$ 16,678,148
Shares outstanding – Class C1	385,224
Net asset value per share – Class C	$43.29
Net assets – Class R	$ 4,715,562
Shares outstanding – Class R1	70,455
Net asset value per share – Class R	$66.93
Net assets – Administrator Class	$ 35,558,180
Shares outstanding – Administrator Class[1]	442,766
Net asset value per share – Administrator Class	$80.31
Net assets – Institutional Class	$ 106,735,365
Shares outstanding – Institutional Class[1]	1,274,635
Net asset value per share – Institutional Class	$83.74
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  11

Statement of operations—six months ended January 31, 2021 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $9,070)	$ 1,922,353
Income from affiliated securities	19,437
Total investment income	1,941,790
Expenses
Management fee	3,937,736
Administration fees
Class A	906,429
Class C	20,879
Class R	5,145
Administrator Class	20,928
Institutional Class	64,308
Shareholder servicing fees
Class A	1,079,082
Class C	24,856
Class R	5,996
Administrator Class	40,042
Distribution fees
Class C	74,417
Class R	5,900
Custody and accounting fees	18,689
Professional fees	26,651
Registration fees	50,194
Shareholder report expenses	56,426
Trustees’ fees and expenses	9,707
Other fees and expenses	14,770
Total expenses	6,362,155
Less: Fee waivers and/or expense reimbursements
Fund-level	(28,606)
Class A	(20,263)
Class C	(19)
Administrator Class	(9,454)
Institutional Class	(21,600)
Net expenses	6,282,213
Net investment loss	(4,340,423)
Payment from affiliate	77,039
Realized and unrealized gains (losses) on investments
Net realized gains on investments	68,040,332
Net change in unrealized gains (losses) on investments	104,102,170
Net realized and unrealized gains (losses) on investments	172,142,502
Net increase in net assets resulting from operations	167,879,118
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Omega Growth Fund

Statement of changes in net assets

	Six months ended January 31, 2021 (unaudited)		Year ended July 31, 2020
Operations
Net investment loss		$ (4,340,423)		$ (5,432,640)
Payment from affiliate		77,039		0
Net realized gains on investments		68,040,332		59,456,747
Net change in unrealized gains (losses) on investments		104,102,170		134,698,602
Net increase in net assets resulting from operations		167,879,118		188,722,709
Distributions to shareholders from
Net investment income and net realized gains
Class A		(52,646,623)		(38,639,530)
Class C		(1,658,736)		(1,862,430)
Class R		(283,298)		(304,034)
Administrator Class		(1,791,540)		(1,255,690)
Institutional Class		(5,339,881)		(3,766,464)
Total distributions to shareholders		(61,720,078)		(45,828,148)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	228,740	16,260,171	272,882	14,921,263
Class C	8,099	353,609	51,013	1,731,016
Class R	5,940	383,462	25,891	1,308,361
Administrator Class	44,267	3,516,978	9,639	598,496
Institutional Class	121,038	9,716,927	231,605	13,472,238
		30,231,147		32,031,374
Reinvestment of distributions
Class A	720,507	50,392,262	697,108	37,030,375
Class C	39,414	1,656,177	53,921	1,795,565
Class R	4,084	265,103	4,691	232,868
Administrator Class	20,456	1,592,066	19,576	1,148,300
Institutional Class	65,296	5,297,486	61,188	3,723,927
		59,203,094		43,931,035
Payment for shares redeemed
Class A	(674,770)	(47,364,234)	(1,593,178)	(85,882,986)
Class C	(207,127)	(9,177,941)	(289,079)	(10,068,981)
Class R	(16,248)	(1,116,869)	(71,554)	(3,669,955)
Administrator Class	(21,840)	(1,745,281)	(60,813)	(3,572,488)
Institutional Class	(129,897)	(10,350,408)	(278,139)	(17,354,985)
		(69,754,733)		(120,549,395)
Net increase (decrease) in net assets resulting from capital share transactions		19,679,508		(44,586,986)
Total increase in net assets		125,838,548		98,307,575
Net assets
Beginning of period		946,533,800		848,226,225
End of period		$1,072,372,348		$ 946,533,800
The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  13

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class A	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$64.95	$55.19	$54.77	$49.43	$42.73	$48.29
Net investment loss	(0.31) [1]	(0.38) [1]	(0.33) [1]	(0.32) [1]	(0.22) [1]	(0.19) [1]
Payment from affiliate	0.00 [2]	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	11.88	13.24	6.56	12.57	8.07	(1.44)
Total from investment operations	11.57	12.86	6.23	12.25	7.85	(1.63)
Distributions to shareholders from
Net realized gains	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)
Net asset value, end of period	$72.15	$64.95	$55.19	$54.77	$49.43	$42.73
Total return[3]	18.03% [4]	24.55%	13.89%	26.86%	18.88%	(3.07)%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.28%	1.28%	1.28%	1.28%	1.28%
Net expenses	1.26%	1.28%	1.28%	1.28%	1.28%	1.28%
Net investment loss	(0.88)%	(0.68)%	(0.64)%	(0.63)%	(0.50)%	(0.47)%
Supplemental data
Portfolio turnover rate	15%	23%	39%	48%	76%	84%
Net assets, end of period (000s omitted)	$908,685	$800,199	$714,411	$662,751	$581,967	$573,304

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the six months ended January 31, 2021, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Omega Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class C	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$40.52	$35.83	$38.02	$36.47	$32.07	$37.55
Net investment loss	(0.35) [1]	(0.50) [1]	(0.48) [1]	(0.50) [1]	(0.41) [1]	(0.39) [1]
Payment from affiliate	0.19	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	7.30	8.29	4.10	8.96	5.96	(1.16)
Total from investment operations	7.14	7.79	3.62	8.46	5.55	(1.55)
Distributions to shareholders from
Net realized gains	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)
Net asset value, end of period	$43.29	$40.52	$35.83	$38.02	$36.47	$32.07
Total return[2]	17.95% [3]	23.61%	13.04%	25.88%	18.00%	(3.75)%
Ratios to average net assets (annualized)
Gross expenses	2.02%	2.03%	2.03%	2.03%	2.03%	2.03%
Net expenses	2.02%	2.03%	2.03%	2.03%	2.03%	2.03%
Net investment loss	(1.62)%	(1.42)%	(1.40)%	(1.38)%	(1.24)%	(1.22)%
Supplemental data
Portfolio turnover rate	15%	23%	39%	48%	76%	84%
Net assets, end of period (000s omitted)	$16,678	$22,077	$26,122	$62,074	$62,543	$74,337

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the six months ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.51% impact on total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Class R	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$60.60	$51.82	$51.92	$47.30	$41.04	$46.66
Net investment loss	(0.36) [1]	(0.47) [1]	(0.43) [1]	(0.43) [1]	(0.30) [1]	(0.29) [1]
Net realized and unrealized gains (losses) on investments	11.06	12.35	6.14	11.96	7.71	(1.40)
Total from investment operations	10.70	11.88	5.71	11.53	7.41	(1.69)
Distributions to shareholders from
Net realized gains	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)
Net asset value, end of period	$66.93	$60.60	$51.82	$51.92	$47.30	$41.04
Total return[2]	17.88%	24.24%	13.63%	26.53%	18.58%	(3.30)%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.52%	1.53%	1.53%	1.53%	1.53%
Net expenses	1.50%	1.52%	1.53%	1.53%	1.53%	1.53%
Net investment loss	(1.11)%	(0.91)%	(0.88)%	(0.88)%	(0.72)%	(0.71)%
Supplemental data
Portfolio turnover rate	15%	23%	39%	48%	76%	84%
Net assets, end of period (000s omitted)	$4,716	$4,647	$6,097	$7,494	$6,298	$10,122

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Omega Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Administrator Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$71.80	$60.58	$59.39	$52.99	$45.65	$51.20
Net investment loss	(0.28) [1]	(0.30) [1]	(0.25) [1]	(0.25) [1]	(0.12) [1]	(0.12) [1]
Net realized and unrealized gains (losses) on investments	13.16	14.62	7.25	13.56	8.61	(1.50)
Total from investment operations	12.88	14.32	7.00	13.31	8.49	(1.62)
Distributions to shareholders from
Net realized gains	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)
Net asset value, end of period	$80.31	$71.80	$60.58	$59.39	$52.99	$45.65
Total return[2]	18.13%	24.78%	14.12%	27.07%	19.08%	(2.84)%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.20%	1.20%	1.20%	1.20%	1.19%
Net expenses	1.08%	1.09%	1.10%	1.10%	1.10%	1.08%
Net investment loss	(0.71)%	(0.49)%	(0.45)%	(0.45)%	(0.25)%	(0.27)%
Supplemental data
Portfolio turnover rate	15%	23%	39%	48%	76%	84%
Net assets, end of period (000s omitted)	$35,558	$28,712	$26,141	$24,140	$19,754	$38,039

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Omega Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended July 31
Institutional Class	Six months ended January 31, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$74.62	$62.69	$61.10	$54.21	$46.55	$52.01
Net investment loss	(0.19) [1]	(0.16) [1]	(0.12) [1]	(0.11) [1]	(0.03) [1]	(0.00) [2]
Net realized and unrealized gains (losses) on investments	13.68	15.19	7.52	13.91	8.84	(1.53)
Total from investment operations	13.49	15.03	7.40	13.80	8.81	(1.53)
Distributions to shareholders from
Net realized gains	(4.37)	(3.10)	(5.81)	(6.91)	(1.15)	(3.93)
Net asset value, end of period	$83.74	$74.62	$62.69	$61.10	$54.21	$46.55
Total return[3]	18.27%	25.09%	14.39%	27.39%	19.40%	(2.61)%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.95%	0.95%	0.95%	0.95%	0.95%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.83%
Net investment loss	(0.47)%	(0.25)%	(0.20)%	(0.20)%	(0.06)%	(0.01)%
Supplemental data
Portfolio turnover rate	15%	23%	39%	48%	76%	84%
Net assets, end of period (000s omitted)	$106,735	$90,900	$75,456	$64,792	$62,987	$76,980

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Omega Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Wells Fargo Omega Growth Fund  |  19

Notes to financial statements (unaudited)
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of January 31, 2021, the aggregate cost of all investments for federal income tax purposes was $495,056,842 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$591,780,736
Gross unrealized losses	(357,808)
Net unrealized gains	$591,422,928
As of July 31, 2020, the Fund had a qualified late-year ordinary loss of $1,808,659 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

20  |  Wells Fargo Omega Growth Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 114,901,353	$0	$0	$ 114,901,353
Consumer discretionary	190,161,344	0	0	190,161,344
Financials	31,820,750	0	0	31,820,750
Health care	188,391,269	0	0	188,391,269
Industrials	72,539,681	0	0	72,539,681
Information technology	434,148,219	0	0	434,148,219
Materials	16,534,020	0	0	16,534,020
Real estate	12,600,623	0	0	12,600,623
Short-term investments
Investment companies	25,382,511	0	0	25,382,511
Total assets	$1,086,479,770	$0	$0	$1,086,479,770
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Wells Fargo Omega Growth Fund  |  21

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
For the six months ended January 31, 2021, the management fee was equivalent to an annual rate of 0.77% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through November 30, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The expense caps are as follows:
Expense ratio caps
Class A	1.30%
Class C	2.05
Class R	1.55
Administrator Class	1.10
Institutional Class	0.85

22  |  Wells Fargo Omega Growth Fund

Notes to financial statements (unaudited)
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2021, Funds Distributor received $8,445 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
Other transactions
On August 14, 2020, Class A and Class C of the Fund was reimbursed by Funds Management in the amount of $4,497 and $72,542, respectively. The reimbursement was. made in connection with resolving certain fee reimbursements.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2021 were $147,443,061 and $200,148,212, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of January 31, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Inc.	$11,733,098	$(11,733,098)	$0
Bank of America Securities Inc.	246,688	(246,688)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

Wells Fargo Omega Growth Fund  |  23

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended January 31, 2021, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.
11. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.
12. SUBSEQUENT EVENT
On February 23, 2021, Wells Fargo announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund’s principal underwriter. As part of the transaction, Wells Fargo will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement and sub-advisory agreement. The Fund’s Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.

24  |  Wells Fargo Omega Growth Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Omega Growth Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Wells Fargo Omega Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Omega Growth Fund  |  27

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

28  |  Wells Fargo Omega Growth Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0221-00374 03-22
SA211/SAR211 01-21

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/Andrew Owen

Andrew Owen
President

Date:	March 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/Andrew Owen

Andrew Owen
President

Date:	March 29, 2021

By:	/s/Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	March 29, 2021